Direxion All Cap Insider Sentiment Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 0.3%
3,175	Marriott International, Inc. Class A	$441,516

Administrative and Support Services - 0.4%
2,547	Visa, Inc. Class A	453,366

Air Transportation - 3.2%
30,029	Alaska Air Group, Inc.	1,902,637
10,809	Atlas Air Worldwide Holdings, Inc. (a)	493,431
25,587	Southwest Airlines Co.	1,318,498
8,922	Spirit Airlines, Inc. (a)	378,561

		4,093,127

Ambulatory Health Care Services - 0.4%
3,747	Amedisys, Inc. (a)	516,674

Broadcasting (except Internet) - 0.3%
11,368	Dish Network Corp. (a)	384,920

Building Material and Garden Equipment and Supplies Dealers - 0.3%
39,245	Lumber Liquidators Holdings, Inc. (a)(b)	344,179

Chemical Manufacturing - 10.0%
5,387	ANI Pharmaceuticals, Inc. (a)	455,686
6,836	Biogen, Inc. (a)	1,625,738
54,790	Bristol-Myers Squibb Co.	2,433,224
11,136	Eli Lilly & Co.	1,213,267
5,204	Incyte Corp. (a)	441,924
14,637	Johnson & Johnson	1,906,030
10,442	Ligand Pharmaceuticals, Inc. (a)	955,547
27,471	LyondellBasell Industries N.V. Class A ADR (Netherlands)	2,299,048
32,502	Sealed Air Corp.	1,358,259

		12,688,723

Clothing and Clothing Accessories Stores - 1.9%
91,592	L Brands, Inc.	2,376,812

Computer and Electronic Product Manufacturing - 4.0%
8,847	Bruker Corp.	423,329
27,678	Cisco Systems, Inc. (a)	1,533,361
42,706	Fossil Group, Inc. (a)	471,474
108,866	HP, Inc.	2,290,541
12,060	Teradata Corp. (a)	441,637

		5,160,342

Construction of Buildings - 1.1%
44,747	Beazer Homes USA, Inc. (a)	524,435
16,927	KB Home	444,672
133	NVR, Inc. (a)	444,771

		1,413,878

Credit Intermediation and Related Activities - 3.7%
248,781	F.N.B. Corp.	2,997,811
25,677	UMB Financial Corp.	1,752,712

		4,750,523

Electrical Equipment, Appliance, and Component Manufacturing - 0.7%
12,996	Altra Industrial Motion Corp. (a)	373,375
5,456	Integer Holdings Corp. (a)	477,564

		850,939

Food Manufacturing - 8.9%
26,456	Bunge Ltd.	1,545,824
73,564	Campbell Soup Co.	3,041,136
52,111	The Cheesecake Factory, Inc. (b)	2,244,942
13,608	The Hershey Co.	2,064,878
21,745	The J.M. Smucker Co.	2,417,826

		11,314,606

Food Services and Drinking Places - 3.0%
39,607	Brinker International, Inc.	1,578,339
2,856	Casey’s General Stores, Inc.	462,415
32,200	Texas Roadhouse, Inc.	1,778,406

		3,819,160

Funds, Trusts, and Other Financial Vehicles - 8.9%
197,279	AGNC Investment Corp.	3,381,362
108,216	Ares Capital Corp.	2,009,571
148,180	ARMOUR Residential REIT, Inc.	2,647,977
200,922	Invesco Mortgage Capital	3,311,194

		11,350,104

General Merchandise Stores - 4.6%
1,671	Costco Wholesale Corp.	460,578
32,944	Dillard’s, Inc. Class A (b)	2,397,664
3,235	Dollar General Corp.	433,555
115,139	Macy’s, Inc.	2,617,109

		5,908,906

Health and Personal Care Stores - 0.4%
1,304	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	455,422

Heavy and Civil Engineering Construction - 0.4%
13,958	Fluor Corp.	453,775

Insurance Carriers and Related Activities - 9.0%
8,213	American International Group, Inc.	459,846
5,139	Erie Indemnity Co. Class A	1,144,815
127,118	Old Republic International Corp.	2,899,561
35,905	Progressive Corp.	2,907,587
14,760	RenaissanceRe Holdings Ltd.	2,673,774
5,303	UnitedHealth Group, Inc.	1,320,500

		11,406,083

Leather and Allied Product Manufacturing - 0.3%
2,559	Deckers Outdoor Corp. (a)	399,921

Machinery Manufacturing - 1.7%
12,089	II-VI, Inc. (a)	479,934
75,383	Kulicke & Soffa Industires, Inc.	1,705,917

		2,185,851

Management of Companies and Enterprises - 3.7%
76,506	Berkshire Hills Bancorp, Inc.	2,509,397
113,207	Compass Diversified Holdings (b)	2,173,574

		4,682,971

Merchant Wholesalers, Durable Goods - 1.9%
12,198	Beacon Roofing Supply, Inc. (a)	441,934
20,000	Genuine Parts Co.	1,942,400

		2,384,334

Merchant Wholesalers, Nondurable Goods - 2.0%
16,062	Edgewell Personal Care Co. (a)	488,767
134,564	NGL Energy Partners LP	2,077,668

		2,566,435

Miscellaneous Manufacturing - 3.2%
10,556	Boston Scientific Corp. (a)	448,208
7,718	Dentsply Sirona, Inc.	420,245
26,249	Hanger, Inc. (a)	452,795
17,884	Medtronic PLC ADR (Ireland)	1,823,095
2,165	Stryker Corp.	454,174
1,340	The Cooper Companies, Inc.	452,116

		4,050,633

Motor Vehicle and Parts Dealers - 0.3%
5,063	CarMax, Inc. (a)	444,329

Nonstore Retailers - 0.4%
6,008	Copart, Inc. (a)	465,800

Oil and Gas Extraction - 1.2%
16,502	Apache Corp.	402,979
11,035	Continental Resources, Inc. (a)	410,171
232,034	Northern Oil and Gas, Inc. (a)(b)	375,895
40,047	SM Energy Co.	399,268

		1,588,313

Performing Arts, Spectator Sports, and Related Industries - 0.3%
23,075	Penn National Gaming, Inc. (a)	450,424

Pipeline Transportation - 2.6%
143,910	Genesis Energy LP (b)	3,288,343

Professional, Scientific, and Technical Services - 3.3%
21,781	Booz Allen Hamilton Holding Corp.	1,497,444
10,432	Ciena Corp. (a)	471,735
2,890	Salesforce.com, Inc. (a)	446,505
131,619	The Meet Group, Inc. (a)	452,769
8,125	Verint Systems, Inc. (a)	470,194
10,095	VIRTUSA Corp. (a)	451,045
2,656	VMware, Inc.	463,445

		4,253,137

Publishing Industries (except Internet) - 0.3%
7,646	Oracle Corp.	430,470

Real Estate - 3.6%
201,794	Annaly Capital Management, Inc.	1,927,133
79,873	Macerich Co.	2,639,802

		4,566,935

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.6%
79,225	Apollo Global Management LLC	2,614,425
106,217	Invesco Ltd.	2,038,304

		4,652,729

Specialty Trade Contractors - 0.3%
8,700	Comfort Systems USA, Inc.	365,400

Support Activities for Mining - 0.4%
8,253	Compass Minerals International, Inc.	460,930

Telecommunications - 2.6%
271,754	CenturyLink, Inc.	3,285,506

Transportation Equipment Manufacturing - 1.2%
36,987	General Motors Co.	1,492,056

Utilities - 5.4%
3,797	American Water Works Co., Inc.	435,820
10,550	DTE Energy Co.	1,341,011
47,614	MDU Resources Group, Inc.	1,273,198
32,025	Southern Co.	1,799,805
4,951	Southwest Gas Holdings, Inc.	440,193
30,426	UGI Corp.	1,554,464

		6,844,491

	TOTAL COMMON STOCKS (Cost $126,155,718)	$127,042,063

SHORT TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
3,625,243	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$3,625,243

	TOTAL SHORT TERM INVESTMENTS (Cost $3,625,243)	$3,625,243

	TOTAL INVESTMENTS (Cost $129,780,961) - 102.6%	$130,667,306
	Liabilities in Excess of Other Assets - (2.6)%	(3,350,924)

	TOTAL NET ASSETS - 100.0%	$127,316,382

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.

Direxion Auspice Broad Commodity Strategy ETF

Consolidated Schedule of Investments (Unaudited)

July 31, 2019

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	40,935,158

TOTAL NET ASSETS - 100.0%	$40,935,158

Percentages are stated as a percent of net assets.

(a)	$1,028,830 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2019

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Corn	7/14/2020	150	$3,226,875	$(67,500)	$(312,563)
Gasoline RBOB	9/30/2019	43	3,081,578	30,702	(6,622)
Gold	12/27/2019	44	6,326,320	(17,600)	(10,824)
Silver	9/26/2019	74	6,069,850	(56,610)	77,423
Wheat	9/13/2019	106	2,582,425	(53,000)	(273,035)

			$21,287,048	$(164,008)	$(525,621)

All futures contracts held by Direxion BCS Fund Ltd.

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.0%
16,592	Marriott International, Inc. Class A	$2,307,284

Administrative and Support Services - 3.8%
13,524	Automatic Data Processing, Inc.	2,252,016
1,209	Booking Holdings, Inc. (a)	2,280,912
26,285	Paychex, Inc.	2,182,969
19,570	PayPal Holdings, Inc. (a)	2,160,528

		8,876,425

Air Transportation - 2.0%
72,036	American Airlines Group, Inc.	2,197,818
26,224	United Continental Holdings, Inc. (a)	2,410,248

		4,608,066

Amusement, Gambling, and Recreation Industries - 1.1%
18,718	Wynn Resorts Ltd.	2,434,650

Apparel Manufacturing - 2.1%
9,785	Cintas Corp.	2,548,405
12,505	Lululemon Athletica, Inc. (a)	2,389,581

		4,937,986

Beverage and Tobacco Product Manufacturing - 1.9%
35,656	Monster Beverage Corp. (a)	2,298,742
16,976	PepsiCo, Inc.	2,169,703

		4,468,445

Broadcasting (except Internet) - 4.0%
5,762	Charter Communications, Inc. (a)	2,220,560
52,207	Comcast Corp. Class A	2,253,776
31,429	FOX Corp. Class A	1,172,931
31,691	FOX Corp. Class B	1,178,905
406,101	Sirius XM Holdings, Inc. (b)	2,542,192

		9,368,364

Building Material and Garden Equipment and Supplies Dealers - 0.9%
69,759	Fastenal Co.	2,148,577

Chemical Manufacturing - 9.5%
12,153	Amgen, Inc.	2,267,507
9,512	Biogen, Inc. (a)	2,262,144
25,870	BioMarin Pharmaceutical, Inc. (a)	2,052,008
32,779	Gilead Sciences, Inc.	2,147,680
8,302	IDEXX Laboratories, Inc. (a)	2,341,579
6,290	Illumina, Inc. (a)	1,883,100
25,639	Incyte Corp. (a)	2,177,264
124,136	Mylan NV (a)	2,594,442
7,101	Regeneron Pharmaceuticals, Inc. (a)	2,164,101
12,362	Vertex Pharmaceuticals, Inc. (a)	2,059,757

		21,949,582

Clothing and Clothing Accessories Stores - 1.0%
21,875	Ross Stores, Inc.	2,319,406

Computer and Electronic Product Manufacturing - 18.1%
78,150	Advanced Micro Devices, Inc. (a)(b)	2,379,668
20,007	Analog Devices, Inc.	2,350,022
11,440	Apple, Inc.	2,437,178
8,300	Broadcom, Inc.	2,406,917

39,877	Cisco Systems, Inc. (a)	2,209,186
47,917	Intel Corp.	2,422,204
38,935	Maxim Integrated Products, Inc.	2,304,563
26,724	Microchip Technology, Inc. (b)	2,523,280
68,395	Micron Technology, Inc. (a)	3,070,252
37,003	NetApp, Inc. (a)	2,164,305
14,986	NVIDIA Corp. (a)	2,528,438
23,191	NXP Semiconductors NV	2,397,717
31,272	Qualcomm, Inc.	2,287,860
30,233	Skyworks Solutions, Inc. (a)	2,578,270
20,246	Texas Instruments, Inc.	2,530,952
56,798	Western Digital Corp.	3,060,844
20,280	Xilinx, Inc.	2,316,179

		41,967,835

Data Processing, Hosting and Related Services - 1.1%
24,860	Fiserv, Inc. (a)	2,620,990

Food Manufacturing - 2.0%
41,162	Mondelez International, Inc.	2,201,755
72,241	The Kraft Heinz Co.	2,312,435

		4,514,190

Food Services and Drinking Places - 1.1%
27,131	Starbucks Corp.	2,569,034

General Merchandise Stores - 1.9%
8,545	Costco Wholesale Corp.	2,355,259
20,271	Dollar Tree, Inc. (a)	2,062,574

		4,417,833

Health and Personal Care Stores - 2.0%
6,392	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,232,406
43,359	Walgreens Boots Alliance Inc.	2,362,632

		4,595,038

Insurance Carriers and Related Activities - 1.0%
11,855	Willis Towers Watson PLC	2,314,333

Machinery Manufacturing - 3.3%
52,937	Applied Materials, Inc.	2,613,500
11,243	ASML Holding NV ADR (Netherlands)	2,505,053
12,425	Lam Research Corp.	2,591,979

		7,710,532

Merchant Wholesalers, Durable Goods - 2.1%
32,544	Henry Schein, Inc. (a)	2,165,478
19,961	KLA-Tencor Corp.	2,721,083

		4,886,561

Miscellaneous Manufacturing - 2.8%
8,020	Align Technology, Inc. (a)	1,676,822
21,200	Hasbro, Inc.	2,568,592
4,314	Intuitive Surgical, Inc. (a)	2,241,166

		6,486,580

Motion Picture and Sound Recording Industries - 1.9%
6,159	Netflix, Inc. (a)	1,989,295
20,190	Take-Two Interactive Software, Inc. (a)	2,473,679

		4,462,974

Motor Vehicle and Parts Dealers - 1.0%
6,044	O’Reilly Automotive, Inc. (a)	2,301,313

Nonstore Retailers - 2.9%
1,190	Amazon.com, Inc. (a)	2,221,468
56,784	eBay, Inc.	2,338,933
3,605	MercadoLibre, Inc. (a)	2,240,219

		6,800,620

Other Information Services - 4.0%
1,011	Alphabet, Inc. Class A (a)	1,231,600
1,014	Alphabet, Inc. Class C (a)	1,233,714
19,452	Baidu, Inc. ADR (China) (a)	2,172,788
11,897	Facebook, Inc. (a)	2,310,754
41,348	Liberty Global PLC Class A (a)	1,102,751
42,365	Liberty Global PLC Class C (a)	1,103,185

		9,154,792

Performing Arts, Spectator Sports, and Related Industries - 2.0%
49,535	Activision Blizzard, Inc. (a)	2,414,336
23,856	Electronic Arts, Inc. (a)	2,206,680

		4,621,016

Professional, Scientific, and Technical Services - 7.6%
17,178	Alexion Pharmaceuticals, Inc. (a)	1,946,096
31,865	Cadence Design Systems, Inc. (a)	2,355,142
22,992	Celgene Corp. (a)	2,112,045
31,546	Cerner Corp.	2,260,271
35,281	Cognizant Technology Solutions Corp. Class A	2,298,204
8,666	NetEase.com, Inc. ADR (China) (a)	2,000,286
10,790	VeriSign, Inc. (a)	2,277,661
15,677	Verisk Analytics, Inc. Class A	2,378,515

		17,628,220

Publishing Industries (except Internet) - 9.8%
7,598	Adobe Systems, Inc. (a)	2,270,738
13,308	Autodesk, Inc. (a)	2,078,311
19,917	Check Point Software Technologies Ltd. (a)	2,229,708
22,789	Citrix Systems, Inc.	2,147,635
63,083	Ctrip.com International Ltd. ADR (China) (a)	2,458,975
8,697	Intuit, Inc.	2,411,765
16,604	Microsoft Corp.	2,262,627
109,125	Symantec Corp.	2,352,735
17,651	Synopsys, Inc. (a)	2,343,347
10,512	Workday, Inc. (a)	2,102,190

		22,658,031

Rail Transportation - 0.9%
28,908	CSX Corp.	2,035,123

Support Activities for Transportation - 1.0%
17,429	Expedia, Inc.	2,313,526

Telecommunications - 2.0%
78,258	JD.com, Inc. ADR (China) (a)	2,340,697
30,042	T-Mobile US, Inc. (a)	2,395,248

		4,735,945

Transportation Equipment Manufacturing - 2.0%
31,878	Paccar, Inc.	2,235,923
10,250	Tesla Motors, Inc. (a)(b)	2,476,502

		4,712,425

Truck Transportation - 1.1%
25,578	J.B. Hunt Transport Services, Inc.	2,618,420

Utilities - 1.0%
36,954	Xcel Energy, Inc.	2,202,828

	TOTAL COMMON STOCKS (Cost $205,092,949)	$231,746,944

SHORT TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
4,046,874	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$4,046,874

	TOTAL SHORT TERM INVESTMENTS (Cost $4,046,874)	$4,046,874

	TOTAL INVESTMENTS (Cost $209,139,823) - 101.6%	$235,793,818
	Liabilities in Excess of Other Assets - (1.6)%	(3,749,147)

	TOTAL NET ASSETS - 100.0%	$232,044,671

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Zacks MLP High Income Index Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 98.8%
Merchant Wholesalers, Nondurable Goods - 12.0%		$2,015,966
44,690	Cheniere Energy Partners LP	2,366,072
153,243	NGL Energy Partners LP	2,387,297

70,651	Sunoco LP (a)	6,769,335

Mining (except Oil and Gas) - 3.5%		1,987,955

113,403	Alliance Resource Partners LP (a)
Nonstore Retailers - 8.0%		2,232,979
59,562	Crestwood Equity Partners LP	2,299,451

93,664	Suburban Propane Partners LP (a)	4,532,430

Oil and Gas Extraction - 7.3%		2,298,236
76,328	Enterprise Products Partners LP	1,868,265

69,195	Western Midstream Partners LP	4,166,501

Pipeline Transportation - 44.7%		2,420,958
151,121	BP Midstream Partners LP	2,725,178
65,305	Buckeye Partners LP	2,209,171
140,891	CNX Midstream Partners LP (a)	2,075,599
70,264	DCP Midstream Partners LP	1,829,418
47,505	EQT Midstream Partners LP	2,340,345
80,369	Holly Energy Partners LP (a)	2,330,707
35,239	Magellan Midstream Partners LP	2,305,659
44,119	Phillips 66 Partners LP	2,244,737
94,396	Plains All American Pipeline LP	2,346,034
108,663	Shell Midstream Partners LP	2,478,474

61,212	TC Pipelines LP (a)	25,306,280

Real Estate - 4.0%		2,246,845

28,943	Icahn Enterprises LP (a)
Support Activities for Mining - 4.0%		2,280,632

128,995	USA Compression Partners LP (a)
Utilities - 7.9%		2,485,337
69,326	Brookfield Renewable Partners L.P. (a)	1,966,904

63,469	Noble Midstream Partners LP	4,452,241

Water Transportation - 7.4%		2,045,170
172,880	Golar LNG Partners LP (a)	2,136,480

147,751	Teekay LNG Partners LP (a)	4,181,650

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $53,418,417)	$55,923,869

SHORT TERM INVESTMENTS - 28.8%
Money Market Funds - 28.8%
16,298,578	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)(c)	$16,298,578

	TOTAL SHORT TERM INVESTMENTS (Cost $16,298,578)	$16,298,578

	TOTAL INVESTMENTS (Cost $69,716,995) - 127.6%	$72,222,447
	Liabilities in Excess of Other Assets - (27.6)%	(15,646,292)

	TOTAL NET ASSETS - 100.0%	$56,576,155

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of this security represents an investment of securities lending collateral.

Direxion FTSE Russell International Over US ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.0%
264,443	Vanguard FTSE All-World ex-US ETF (a)	$13,240,661

	TOTAL INVESTMENT COMPANIES (Cost $12,552,088)	$13,240,661

SHORT TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
551,105	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$551,105

	TOTAL SHORT TERM INVESTMENTS (Cost $551,105)	$551,105

	TOTAL INVESTMENTS (Cost $13,103,193) - 99.0% (c)	$13,791,766
	Other Assets in Excess of Liabilities - 1.0%	146,407

	TOTAL NET ASSETS - 100.0%	$13,938,173

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,783,655.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of FTSE All-World ex US Index	2.5479% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	153,124	7,297,377	377,729

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.2979% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Index	Credit Suisse Capital LLC	12/20/2019	4,218	6,104,222	(852,287)

Direxion FTSE Russell US Over International ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.2%
85,367	iShares Russell 1000 ETF (a)	$14,123,970

	TOTAL INVESTMENT COMPANIES (Cost $12,640,537)	$14,123,970

SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
11	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$11

	TOTAL SHORT TERM INVESTMENTS (Cost $11)	$11

	TOTAL INVESTMENTS (Cost $12,640,548) - 95.2% (c)	$14,123,981
	Other Assets in Excess of Liabilities - 4.8%	708,461

	TOTAL NET ASSETS - 100.0%	$14,832,442

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,219,156.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Index	2.5479% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	4,917	$7,230,312	$850,797

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.2979% representing 1 month LIBOR rate + spread	Total return of Vanguard FTSE All-World ex-US ETF	Credit Suisse Capital LLC	12/20/2019	148,118	$7,353,771	$(106,659)

Direxion MSCI Cyclicals Over Defensives ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 94.2%
Accommodation - 0.5%
283	Hilton Worldwide Holdings, Inc.	$27,324
750	Host Hotels & Resorts, Inc.	13,042
294	Marriott International, Inc. Class A	40,884
517	MGM Resorts International	15,520
41	Vail Resorts, Inc. (a)	10,107

		106,877

Administrative and Support Services - 4.3%
442	Automatic Data Processing, Inc.	73,602
46	Booking Holdings, Inc. (a)	86,784
117	Broadridge Financial Solutions, Inc.	14,873
122	Equifax, Inc.	16,969
39	FactSet Research System, Inc.	10,815
91	Gartner, Inc. (a)	12,679
384	IHS Markit Ltd. (a)	24,737
290	Iron Mountain, Inc.	8,529
62	ManpowerGroup, Inc.	5,664
173	Moody’s Corp.	37,081
327	Paychex, Inc.	27,157
1,129	PayPal Holdings, Inc. (a)	124,642
120	Robert Half International, Inc.	7,249
149	Rollins, Inc.	4,996
170	Total System Services, Inc.	23,072
189	TransUnion	15,647
107	TripAdvisor, Inc. (a)	4,724
1,773	Visa, Inc. Class A	315,594
430	Waste Management, Inc.	50,310

		865,124

Air Transportation - 0.1%
114	American Airlines Group, Inc.	3,478
172	Delta Air Lines, Inc.	10,499
141	Southwest Airlines Co.	7,266
67	United Continental Holdings, Inc. (a)	6,158

		27,401

Amusement, Gambling, and Recreation Industries - 1.6%
159	Global Payments, Inc.	26,699
353	Las Vegas Sands Corp.	21,336
1,824	The Walt Disney Co.	260,850
98	Wynn Resorts Ltd.	12,747

		321,632

Apparel Manufacturing - 0.5%
153	Capri Holdings Ltd. (a)	5,445
90	Cintas Corp.	23,440
366	Hanesbrands, Inc.	5,889
115	Lululemon Athletica, Inc. (a)	21,975
77	PVH Corp.	6,847
191	Under Armour, Inc. Class A (a)	4,406
195	Under Armour, Inc. Class C (a)	3,966
340	V F Corp.	29,713

		101,681

Broadcasting (except Internet) - 1.7%
335	CBS Corp. Class B	17,256
159	Charter Communications, Inc. (a)	61,275
4,577	Comcast Corp. Class A	197,589
159	Discovery Communications, Inc. Class A (a)	4,819
365	Discovery Communications, Inc. Class C (a)	10,308
233	Dish Network Corp. (a)	7,889
357	FOX Corp. Class A	13,323
175	FOX Corp. Class B	6,510
108	Liberty Broadband Corp. (a)	10,747
411	Qurate Retail, Inc. (a)	5,812
1,680	Sirius XM Holdings, Inc. (b)	10,517

		346,045

Building Material and Garden Equipment and Supplies Dealers - 1.7%
580	Fastenal Co.	17,864
812	Lowe’s Companies, Inc.	82,337
1,144	The Home Depot, Inc.	244,461

		344,662

Chemical Manufacturing - 1.5%
222	Air Products & Chemicals, Inc.	50,676
107	Albemarle Corp.	7,807

130	Celanese Corp.	14,582
225	CF Industries Holdings, Inc.	11,151
761	DuPont de Nemours, Inc.	54,914
142	Eastman Chemical Co.	10,700
263	Ecolab, Inc.	53,055
133	FMC Corp.	11,494
103	International Flavors & Fragrances, Inc.	14,831
273	LyondellBasell Industries N.V. Class A ADR (Netherlands)	22,847
371	Mosaic Co.	9,345
238	PPG Industries, Inc.	27,939
158	Sealed Air Corp.	6,603
169	The Chemours Co.	3,223
39	Westlake Chemical Corp.	2,635

		301,802

Clothing and Clothing Accessories Stores - 0.7%
232	Gap, Inc.	4,524
237	L Brands, Inc.	6,150
118	Nordstrom, Inc.	3,907
376	Ross Stores, Inc.	39,868
111	Tiffany & Co.	10,425
1,250	TJX Companies, Inc.	68,200

		133,074

Computer and Electronic Product Manufacturing - 13.9%
968	Advanced Micro Devices, Inc. (a)	29,476
302	Amphenol Corp. Class A	28,183
373	Analog Devices, Inc.	43,813
4,779	Apple, Inc.	1,018,118
53	Arista Networks, Inc. (a)	14,493
402	Broadcom, Inc.	116,576
4,461	Cisco Systems, Inc. (a)	247,139
173	Cognex Corp.	7,614
157	Dell Tecnologies, Inc. (a)	9,065
528	Flextronics International Ltd. (a)	5,887
137	FLIR System, Inc.	6,803
305	Fortive Corp.	23,195
134	Garmin Ltd. ADR (Switzerland)	10,531
1,554	HP, Inc.	32,696
4,558	Intel Corp.	230,407
902	International Business Machines Corp.	133,712
38	IPG Photonics Corp. (a)	4,978
807	Johnson Controls International PLC ADR (Ireland)	34,249
191	Keysight Technologies, Inc. (a)	17,098
222	L3 Harris Technologies, Inc.	46,087
633	Marvell Technology Group Ltd. (a)	16,623
277	Maxim Integrated Products, Inc.	16,396
240	Microchip Technology, Inc. (b)	22,661
1,137	Micron Technology, Inc. (a)	51,040
31	MongoDB, Inc. (a)	4,440
167	Motorola Solutions, Inc.	27,715
250	NetApp, Inc. (a)	14,623
163	Northrop Grumman Corp.	56,328
584	NVIDIA Corp. (a)	98,532
415	ON Semiconductor Corp. (a)	8,927
124	Qorvo, Inc. (a)	9,088
1,227	Qualcomm, Inc.	89,767
286	Raytheon Co.	52,135
105	Roper Technologies, Inc.	38,183
258	Seagate Technology PLC	11,948
167	Sensata Technologies Holdings PLC (a)	7,921
176	Skyworks Solutions, Inc. (a)	15,009
952	Texas Instruments, Inc.	119,010
255	Trimble, Inc. (a)	10,776
295	Western Digital Corp.	15,898
257	Xilinx, Inc.	29,352
54	Zebra Technologies Corp. Class A (a)	11,388

		2,787,880

Construction of Buildings - 0.2%
359	D.R. Horton, Inc.	16,489
290	Lennar Corp. Class A	13,795
3	NVR, Inc. (a)	10,033
267	PulteGroup, Inc.	8,413

		48,730

Couriers and Messengers - 0.6%
251	FedEx Corp.	42,803
706	United Parcel Service, Inc. Class B	84,346

		127,149

Credit Intermediation and Related Activities - 10.7%
408	Ally Financial, Inc.	13,427
726	American Express Co.	90,292
137	Ameriprise Financial, Inc.	19,935
9,300	Bank of America Corp.	285,324
870	Bank of New York Mellon Corp.	40,820
774	BB&T Corp.	39,884
474	Capital One Financial Corp.	43,807
102	CIT Group, Inc.	5,156
2,383	Citigroup, Inc.	169,574
467	Citizens Financial Group, Inc.	17,401
160	Comerica, Inc.	11,712
333	Discover Financial Services	29,884
146	East West Bancorp, Inc.	7,010
610	Fidelity National Information Services, Inc.	81,283
820	Fifth Third Bancorp	24,346
169	First Republic Bank	16,792
88	FleetCor Technologies, Inc. (a)	25,007
208	H & R Block, Inc.	5,760
1,061	Huntington Bancshares, Inc.	15,119
3,319	JPMorgan Chase & Co.	385,004
1,022	KeyCorp	18,774
133	M&T Bank Corp.	21,845
926	MasterCard, Inc. Class A	252,122
210	Northern Trust Corp.	20,580
403	People’s United Financial, Inc.	6,617
463	PNC Financial Services Group, Inc.	66,163
1,032	Regions Financial Corp.	16,440
55	Signature Bank (a)	7,010
384	State Street Corp.	22,307
449	SunTrust Banks, Inc.	29,903
53	SVB Financial Group (a)	12,294
647	Synchrony Financial	23,214
1,541	U.S. Bancorp	88,068
4,381	Wells Fargo & Co.	212,084
442	Western Union Co.	9,282
189	Zions Bancorp	8,518

		2,142,758

Data Processing, Hosting and Related Services - 0.5%
127	CDK Global, Inc.	6,587
37	CoStar Group, Inc. (a)	22,770
571	Fiserv, Inc. (a)	60,201
1,395	Hewlett Packard Enterprise Co.	20,046

		109,604

Electrical Equipment, Appliance, and Component Manufacturing - 0.9%
144	A.O. Smith Corp.	6,545
231	AMETEK, Inc.	20,700
798	Corning, Inc.	24,538
429	Eaton Corp. PLC ADR (Ireland)	35,260
623	Emerson Electric Co.	40,420
121	Rockwell Automation, Inc.	19,454
344	TE Connectivity Ltd.	31,786
65	Whirlpool Corp.	9,456

		188,159

Electronics and Appliance Stores - 0.1%
246	Best Buy Co., Inc.	18,826

Fabricated Metal Product Manufacturing - 0.4%
214	Axalta Coating Systems Ltd. (a)	6,341
322	Ball Corp.	23,017
137	Crown Holdings, Inc. (a)	8,769
131	Parker Hannifin Corp.	22,936
166	Pentair PLC	6,442
154	Stanley Black & Decker, Inc.	22,729

		90,234

Food and Beverage Stores - 0.0% (†)
92	Grubhub, Inc. (a)	6,222

Food Services and Drinking Places - 1.9%
27	Chipotle Mexican Grill, Inc. (a)	21,479
126	Darden Restaurants, Inc.	15,316
39	Domino’s Pizza, Inc. (a)	9,537
776	McDonald’s Corp.	163,519
1,260	Starbucks Corp.	119,309
61	Wayfair, Inc. (a)	8,001
311	Yum! Brands, Inc.	34,994

		372,155

Funds, Trusts, and Other Financial Vehicles - 0.1%
543	AGNC Investment Corp.	9,307

General Merchandise Stores - 0.7%
68	Burlington Stores, Inc. (a)	12,291
267	Dollar General Corp.	35,783
241	Dollar Tree, Inc. (a)	24,522
168	Kohl’s Corp.	9,048
312	Macy’s, Inc.	7,092
529	Target Corp.	45,706
123	Tractor Supply Co.	13,383

		147,825

Health and Personal Care Stores - 0.1%
56	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	19,558

Insurance Carriers and Related Activities - 5.0%
761	Aflac, Inc.	40,059
14	Alleghany Corp. (a)	9,600
337	Allstate Corp.	36,194
77	American Financial Group, Inc.	7,883
881	American International Group, Inc.	49,327
244	Aon PLC	46,177
408	Arch Capital Group Ltd. (a)	15,786
186	Arthur J. Gallagher & Co.	16,820
63	Assurant, Inc.	7,142
165	Athene Holding Ltd. (a)	6,742
278	AXA Equitable Holdings, Inc.	6,249
1,322	Berkshire Hathaway, Inc. Class B (a)	271,578
106	Brighthouse Financial, Inc. (a)	4,152
464	Chubb Limited	70,918
157	Cincinnati Financial Corp.	16,851
26	Erie Indemnity Co. Class A	5,792
41	Everest Re Group Ltd.	10,112
364	Hartford Financial Services Group, Inc.	20,977
207	Lincoln National Corp.	13,525
284	Loews Corp.	15,205
14	Markel Corp. (a)	15,595
512	Marsh & McLennan Companies, Inc.	50,586
825	MetLife, Inc.	40,772
283	Principal Financial Group, Inc.	16,425
592	Progressive Corp.	47,940
415	Prudential Financial, Inc.	42,044
64	Reinsurance Group of America, Inc.	9,979
42	RenaissanceRe Holdings Ltd.	7,608
107	Torchmark Corp.	9,771
267	Travelers Companies, Inc.	39,148
218	Unum Group	6,965
147	Voya Financial, Inc.	8,257
148	W.R. Berkley Corp.	10,270
131	Willis Towers Watson PLC	25,574

		1,002,023

Leather and Allied Product Manufacturing - 0.6%
1,276	NIKE, Inc. Class B	109,774
294	Tapestry, Inc.	9,094

		118,868

Machinery Manufacturing - 2.0%
961	Applied Materials, Inc.	47,445
584	Caterpillar, Inc.	76,895
152	Cummins, Inc.	24,928
309	Deere & Co.	51,186
132	Flowserve Corp.	6,604
8,823	General Electric Co.	92,200
77	IDEX Corp.	12,953
246	Ingersoll-Rand PLC ADR (Ireland)	30,420
155	Lam Research Corp.	32,335
56	Middleby Corp. (a)	7,525
56	Snap-on, Inc.	8,546
182	Xylem, Inc.	14,613

		405,650

Materials - 0.5%
559	Linde PLC	106,926

Merchant Wholesalers, Durable Goods - 1.8%
584	3M Co.	102,036
73	Advance Auto Parts, Inc.	10,997
87	Arrow Electronics, Inc. (a)	6,317
143	Fortune Brands Home & Security, Inc.	7,856
181	HD Supply Holdings, Inc. (a)	7,332
738	Honeywell International, Inc.	127,276
42	Huntington Ingalls Industries, Inc.	9,589
260	Jefferies Financial Group, Inc.	5,546

166	KLA-Tencor Corp.	22,629
132	Leggett & Platt, Inc.	5,276
37	Lennox International, Inc.	9,490
320	LKQ Corp. (a)	8,618
63	Mohawk Industries, Inc. (a)	7,855
51	Paycom Software, Inc. (a)	12,278
259	WestRock Co.	9,337
209	Xerox Corp.	6,709

		359,141

Merchant Wholesalers, Nondurable Goods - 0.5%
40	Acuity Brands, Inc.	5,369
332	Illinois Tool Works, Inc.	51,204
53	Ralph Lauren Corp.	5,524
85	The Sherwin Williams Co.	43,609

		105,706

Mining (except Oil and Gas) - 0.4%
1,469	Freeport-McMoRan Copper & Gold, Inc. (a)	16,247
64	Martin Marietta Materials, Inc.	15,856
829	Newmont Mining Corp.	30,275
133	Vulcan Materials Co.	18,401

		80,779

Miscellaneous Manufacturing - 0.2%
146	Dover Corp.	14,140
121	Hasbro, Inc.	14,661
237	Textron, Inc.	11,684

		40,485

Motion Picture and Sound Recording Industries - 0.8%
443	Netflix, Inc. (a)	143,084
115	Take-Two Interactive Software, Inc. (a)	14,090

		157,174

Motor Vehicle and Parts Dealers - 0.4%
25	AutoZone, Inc. (a)	28,076
172	CarMax, Inc. (a)	15,095
79	O’Reilly Automotive, Inc. (a)	30,080

		73,251

Nonmetallic Mineral Product Manufacturing - 0.0% (†)
111	Owens Corning	6,438

Nonstore Retailers - 4.4%
423	Amazon.com, Inc. (a)	789,648
208	Copart, Inc. (a)	16,126
881	eBay, Inc.	36,288
43	MercadoLibre, Inc. (a)	26,721
49	W.W. Grainger, Inc.	14,261

		883,044

Other Information Services - 6.5%
303	Alphabet, Inc. Class A (a)	369,114
319	Alphabet, Inc. Class C (a)	388,121
2,417	Facebook, Inc. (a)	469,454
186	Liberty Global PLC Class A (a)	4,961
507	Liberty Global PLC Class C (a)	13,202
738	Twitter, Inc. (a)	31,225
108	VeriSign, Inc. (a)	22,798

		1,298,875

Paper Manufacturing - 0.1%
385	International Paper Co.	16,906
95	Packaging Corp of America	9,592

		26,498

Performing Arts, Spectator Sports, and Related Industries - 0.4%
774	Activision Blizzard, Inc. (a)	37,725
303	Electronic Arts, Inc. (a)	28,028
150	Live Nation Entertainment, Inc. (a)	10,809
358	Viacom, Inc. Class B (a)	10,865

		87,427

Plastics and Rubber Products Manufacturing - 0.1%
85	Avery Dennison Corp.	9,764
449	Newell Rubbermaid, Inc.	6,371

		16,135

Primary Metal Manufacturing - 0.2%
442	Arconic, Inc.	11,067
310	Nucor Corp.	16,858
227	Steel Dynamics, Inc.	7,153

		35,078

Professional, Scientific, and Technical Services - 2.9%
646	Accenture PLC Class A ADR (Ireland)	124,407
49	Alliance Data Systems Corp.	7,689
285	Cadence Design Systems, Inc. (a)	21,064
149	CDW Corp.	17,606

582	Cognizant Technology Solutions Corp. Class A	37,911
129	Extra Space Storage, Inc.	14,498
61	F5 Networks, Inc. (a)	8,950
142	Fluor Corp.	4,616
176	GoDaddy, Inc. (a)	12,915
390	Interpublic Group of Companies, Inc.	8,939
78	Jack Henry & Associates, Inc.	10,897
142	Jacobs Engineering Group, Inc.	11,716
352	Juniper Networks, Inc. (a)	9,511
141	Leidos Holdings, Inc.	11,576
206	Liberty Media Corp.-Liberty Formula One, Class C (a)	8,112
89	Liberty Media Corp.-Liberty SeiriusXM, Class A (a)	3,705
171	Liberty Media Corp.-Liberty SeiriusXM, Class C (a)	7,158
360	Nielsen Holdings PLC	8,338
103	OKTA, Inc. (a)	13,476
227	Omnicom Group, Inc.	18,210
279	Sabre Corp.	6,559
775	Salesforce.com, Inc. (a)	119,738
183	ServiceNow, Inc. (a)	50,762
157	Verisk Analytics, Inc. Class A	23,820
84	VMware, Inc.	14,657

		576,830

Publishing Industries (except Internet) - 8.5%
494	Adobe Systems, Inc. (a)	147,637
166	Akamai Technologies, Inc. (a)	14,630
85	ANSYS, Inc. (a)	17,265
222	Autodesk, Inc. (a)	34,670
133	Citrix Systems, Inc.	12,534
103	DocuSign, Inc. (a)	5,327
193	Dropbox, Inc. (a)	4,547
272	DXC Technology Co.	15,169
54	EPAM Systems, Inc. (a)	10,465
146	Fortinet, Inc. (a)	11,725
79	IAC/InterActiveCorp (a)	18,885
262	Intuit, Inc.	72,655
7,387	Microsoft Corp.	1,006,626
391	News Corp. Class A	5,146
2,546	Oracle Corp.	143,340
94	Palto Alto Networks, Inc. (a)	21,295
115	PTC, Inc. (a)	7,795
689	Snap, Inc. (a)	11,575
150	Splunk, Inc. (a)	20,296
332	Square, Inc. (a)	26,696
229	SS&C Technologies Holdings, Inc.	10,981
647	Symantec Corp.	13,949
152	Synopsys, Inc. (a)	20,179
77	Tableau Software, Inc. (a)	13,054
99	Twilio, Inc. (a)	13,772
154	Workday, Inc. (a)	30,797

		1,711,010

Rail Transportation - 1.3%
786	CSX Corp.	55,334
103	Kansas City Southern Railway Co.	12,745
271	Norfolk Southern Corp.	51,794
733	Union Pacific Corp.	131,903

		251,776

Real Estate - 3.5%
115	Alexandria Real Estate Equities, Inc.	16,831
447	American Tower Corp.	94,594
1,419	Annaly Capital Management, Inc.	13,551
141	AvalonBay Communities, Inc.	29,439
156	Boston Properties, Inc.	20,740
98	Camden Property Trust	10,164
328	CBRE Group, Inc. Class A (a)	17,387
210	Digital Realty Trust, Inc.	24,016
364	Duke Realty Corp.	12,132
87	Equity Lifestyle Properties, Inc.	10,810
375	Equity Residential	29,584
66	Essex Property Trust, Inc.	19,947
76	Federal Realty Investment Trust	10,033
484	HCP, Inc.	15,454
451	Invitation Homes, Inc.	12,389
47	Jones Lang LaSalle, Inc.	6,847
427	Kimco Realty Corp.	8,203
150	Liberty Property Trust	7,845
115	Macerich Co.	3,801
116	Mid-America Apartment Communities, Inc.	13,670

164	National Retail Properties, Inc.	8,567
639	Prologis, Inc.	51,510
159	Public Storage	38,599
308	Realty Income Corp.	21,317
170	Regency Centers Corp.	11,339
313	Simon Property Group, Inc.	50,768
85	SL Green Realty Corp.	6,892
88	Sun Communities, Inc.	11,687
279	UDR, Inc.	12,851
362	Ventas, Inc.	24,359
981	VEREIT, Inc.	8,947
173	Vornado Realty Trust	11,127
391	Welltower, Inc.	32,500
756	Weyerhaeuser Co.	19,210
168	WP Carey, Inc.	14,539
128	Zillow Group, Inc. Class C (a)(b)	6,395

		708,044

Rental and Leasing Services - 0.1%
10	AMERCO	3,870
80	United Rentals, Inc. (a)	10,124

		13,994

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.3%
53	Affiliated Managers Group	4,547
95	Allegion PLC ADR (Ireland)	9,836
249	Aramark Corp.	9,011
120	BlackRock, Inc.	56,122
114	CBOE Holdings, Inc.	12,461
1,216	Charles Schwab Corp.	52,556
363	CME Group, Inc.	70,574
195	CommScope Holding Co., Inc. (a)	2,785
775	DOW, Inc.	37,541
249	E*TRADE Financial Corp.	12,149
117	Eaton Vance Corp.	5,206
279	FNF Group	11,964
310	Franklin Resources, Inc.	10,115
336	Goldman Sachs Group, Inc.	73,964
577	IntercontinentalExchange, Inc.	50,695
403	Invesco Ltd.	7,734
493	KKR & CO, Inc.	13,188
38	MarketAxess Holdings, Inc. (a)	12,808
1,298	Morgan Stanley	57,839
86	MSCI, Inc. Class A (a)	19,543
117	NASDAQ OMX Group, Inc.	11,275
129	Raymond James Financial, Inc.	10,406
251	S&P Global, Inc.	61,482
132	SEI Investments Co.	7,866
240	T. Rowe Price Group, Inc.	27,214
285	TD Ameritrade Holding Corp. (a)	14,563

		663,444

Support Activities for Agriculture and Forestry - 0.1%
761	Corteva, Inc. (a)	22,450

Support Activities for Transportation - 0.3%
139	C.H. Robinson Worldwide, Inc.	11,638
142	Expedia, Inc.	18,849
173	Expeditors International of Washington, Inc.	13,209
111	XPO Logistics, Inc. (a)	7,490

		51,186

Telecommunications - 3.3%
150	Altice USA, Inc. (a)	3,871
7,383	AT&T, Inc.	251,391
985	CenturyLink, Inc.	11,909
421	Crown Castle International Corp.	56,102
81	Equinix, Inc.	40,670
114	SBA Communications Corp. (a)	27,977
827	Sprint Corp. (a)	6,062
345	T-Mobile US, Inc. (a)	27,507
4,189	Verizon Communications, Inc.	231,526
237	Zayo Group Holdings, Inc. (a)	7,994

		665,009

Transit and Ground Passenger Transportation - 0.0% (†)
186	Uber Technologies, Inc. (a)(b)	7,838

Transportation Equipment Manufacturing - 3.5%
263	Aptiv PLC ADR (Ireland)	23,052
83	Autoliv, Inc.	5,988
544	Boeing Co.	185,602
210	BorgWarner, Inc.	7,938
3,960	Ford Motor Co.	37,739

248	General Dynamics Corp.	46,113
1,285	General Motors Co.	51,837
161	Harley-Davidson, Inc.	5,761
77	HEICO Corp.	8,115
43	HEICO Corp. Class A	5,880
61	Lear Corp.	7,734
258	Lockheed Martin Corp.	93,440
351	Paccar, Inc.	24,619
59	Polaris Industries, Inc.	5,585
106	Spirit AeroSystems Holdings, Inc.	8,145
131	Tesla Motors, Inc. (a)(b)	31,651
49	TransDigm Group, Inc. (a)	23,787
829	United Technologies Corp.	110,754
52	WABCO Holdings, Inc.	6,885
159	Wabtec Corp. (b)	12,351

		702,976

Truck Transportation - 0.1%
89	J.B. Hunt Transport Services, Inc.	9,111
131	Knight-Swift Transportation Holdings, Inc. Class A	4,695
66	Old Dominion Freight Line, Inc.	11,021

		24,827

Waste Management and Remediation Services - 0.2%
228	Republic Services, Inc.	20,212
267	Waste Connections, Inc.	24,222

		44,434

Water Transportation - 0.3%
428	Carnival Corp.	20,214
221	Norwegian Cruise Line Holdings Ltd. (a)	10,926
181	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	21,058

		52,198

Wholesale Electronic Markets and Agents and Brokers - 0.1%
147	Genuine Parts Co.	14,277

Wood Product Manufacturing - 0.1%
299	Masco Corp.	12,190

	TOTAL COMMON STOCKS (Cost $16,547,718)	$18,942,686

SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
54,640	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$54,640
9,863	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	9,863

	TOTAL SHORT TERM INVESTMENTS (Cost $64,503)	$64,503

	TOTAL INVESTMENTS (Cost $16,612,221) - 94.5% (e)	$19,007,189
	Other Assets in Excess of Liabilities - 5.5%	1,107,242

	TOTAL NET ASSETS - 100.0%	$20,114,431

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,917,823.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MSCI USA Cyclical Sectors Index	2.5979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	4,381	$9,991,483	$1,200,629

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3979% representing 1 month LIBOR rate + spread	Total return of MSCI USA Defensive Sectors Index	Credit Suisse Capital LLC	12/20/2019	5,058	$9,656,615	$(398,313)

Direxion MSCI Defensives Over Cyclicals ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 98.1%
Ambulatory Health Care Services - 0.5%
226	DaVita, Inc. (a)	$13,526
179	Laboratory Corp. of America Holdings (a)	29,986
244	Quest Diagnostics, Inc.	24,908

		68,420

Beverage and Tobacco Product Manufacturing - 8.9%
3,401	Altria Group, Inc.	160,085
7,370	Coca-Cola Co.	387,883
302	Constellation Brands, Inc. Class A (a)	59,440
344	Molson Coors Brewing Co. Class B	18,572
740	Monster Beverage Corp. (a)	47,708
2,549	PepsiCo, Inc.	325,788
2,821	Philip Morris International, Inc.	235,864

		1,235,340

Chemical Manufacturing - 29.2%
3,187	Abbott Laboratories	277,588
2,677	AbbVie, Inc.	178,342
283	Alkermes PLC ADR (Ireland) (a)	6,554
604	Allergan PLC ADR (Ireland)	96,942
174	Alnylam Pharmaceuticals, Inc. (a)	13,501
1,129	Amgen, Inc.	210,649
357	Biogen, Inc. (a)	84,902
324	BioMarin Pharmaceutical, Inc. (a)	25,700
2,963	Bristol-Myers Squibb Co.	131,587
446	Church & Dwight Co., Inc.	33,646
233	Clorox Co.	37,886
1,485	Colgate-Palmolive Co.	106,534
545	COTY, Inc. Class A	5,946
498	Elanco Animal Health, Inc. (a)	16,414
1,621	Eli Lilly & Co.	176,608
2,314	Gilead Sciences, Inc.	151,613
156	IDEXX Laboratories, Inc. (a)	44,000
267	Illumina, Inc. (a)	79,934
330	Incyte Corp. (a)	28,024
239	Ionis Pharmaceuticals, Inc. (a)	15,741
104	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	14,495
4,832	Johnson & Johnson	629,223
625	Kimberly-Clark Corp.	84,781
4,684	Merck & Co., Inc.	388,725
936	Mylan NV (a)	19,562
314	Nektar Therapeutics (a)	8,936
234	Perrigo Co. PLC ADR (Ireland)	12,638
10,074	Pfizer, Inc.	391,274
4,539	Procter & Gamble Co.	535,784
146	Regeneron Pharmaceuticals, Inc. (a)	44,495
204	Seattle Genetics, Inc. (a)	15,445
464	Vertex Pharmaceuticals, Inc. (a)	77,312
869	Zoetis, Inc.	99,839

		4,044,620

Computer and Electronic Product Manufacturing - 4.0%
576	Agilent Technologies, Inc. (a)	39,980
1,146	Danaher Corp.	161,013
163	DexCom, Inc. (a)	25,570
485	Hologic, Inc. (a)	24,856
45	Mettler-Toledo International, Inc. (a)	34,054
201	PerkinElmer, Inc.	17,310
724	Thermo Fisher Scientific, Inc.	201,040
165	Varian Medical Systems, Inc. (a)	19,366
130	Waters Corp. (a)	27,373

		550,562

Food and Beverage Stores - 0.2%
1,448	Kroger Co.	30,640

Food Manufacturing - 4.0%
1,016	Archer-Daniels-Midland Co.	41,737
256	Bunge Ltd.	14,958
300	Campbell Soup Co.	12,402
881	ConAgra Brands, Inc.	25,435
1,083	General Mills, Inc.	57,518
534	Hormel Foods Corp.	21,889
121	Ingredion, Inc.	9,352
468	Kellogg Co.	27,247
266	Lamb Weston Holdings, Inc.	17,854
222	McCormick & Co, Inc.	35,196
2,620	Mondelez International, Inc.	140,144
268	The Hershey Co.	40,666
206	The J.M. Smucker Co.	22,905
1,217	The Kraft Heinz Co.	38,956
536	Tyson Foods, Inc. Class A	42,612

		548,871

General Merchandise Stores - 3.7%
799	Costco Wholesale Corp.	220,228
2,636	Wal-Mart Stores, Inc.	290,962

		511,190

Health and Personal Care Stores - 1.5%
2,354	CVS Health Corp.	131,518
1,455	Walgreens Boots Alliance Inc.	79,283

		210,801

Hospitals - 0.6%
497	HCA Healthcare, Inc.	66,354
152	Universal Health Services, Inc. Class B	22,931

		89,285

Direxion MSCI Defensives Over Cyclicals ETF

Schedule of Investments (Unaudited)

July 31, 2019

Insurance Carriers and Related Activities - 6.0%
466	Anthem, Inc.	137,288
750	Centene Corp. (a)	39,067
690	Cigna Corp.	117,245
246	Humana, Inc.	73,001
1,741	UnitedHealth Group, Inc.	433,526
91	WellCare Health Plans, Inc. (a)	26,140

		826,267

Machinery Manufacturing - 0.4%
932	Baker Hughes, A GE Co.	23,663
696	National Oilwell Varco, Inc.	16,579
776	TechnipFMC PLC ADR (England)	21,371

		61,613

Merchant Wholesalers, Durable Goods - 0.1%
275	Henry Schein, Inc. (a)	18,299

Merchant Wholesalers, Nondurable Goods - 1.4%
287	AmerisourceBergen Corp.	25,012
559	Brown Forman Corp. Class B	30,639
541	Cardinal Health, Inc.	24,740
348	McKesson Corp.	48,355
885	Sysco Corp.	60,684

		189,430

Miscellaneous Manufacturing - 8.5%
82	Abiomed, Inc. (a)	22,842
138	Align Technology, Inc. (a)	28,853
884	Baxter International, Inc.	74,230
488	Becton, Dickinson & Co.	123,366
2,515	Boston Scientific Corp. (a)	106,787
404	Dentsply Sirona, Inc.	21,998
377	Edwards Lifesciences Corp. (a)	80,244
396	Estee Lauder Companies, Inc. Class A	72,939
208	Intuitive Surgical, Inc. (a)	108,058
2,433	Medtronic PLC ADR (Ireland)	248,020
260	ResMed, Inc.	33,462
153	STERIS PLC ADR (Ireland)	22,776
609	Stryker Corp.	127,756
84	Teleflex, Inc.	28,538
90	The Cooper Companies, Inc.	30,366
371	Zimmer Biomet Holdings, Inc. (a)	50,133

		1,180,368

Oil and Gas Extraction - 3.8%
906	Anadarko Petroleum Corp.	66,736
680	Apache Corp.	16,606
768	Cabot Oil & Gas Corp.	14,715
184	Cimarex Energy Co.	9,323
364	Concho Resources, Inc. (a)	35,555
171	Continental Resources, Inc. (a)	6,356
795	Devon Energy Corp.	21,465
283	Diamondback Energy, Inc.	29,271
1,053	EOG Resources, Inc.	90,400
199	Helmerich & Payne, Inc.	9,886
1,485	Marathon Oil Corp.	20,894
1,360	Occidental Petroleum Corp.	69,850
508	Parsley Energy, Inc. (a)	8,428
827	Phillips 66	84,817
306	Pioneer Natural Resources Co.	42,240

		526,542

Petroleum and Coal Products Manufacturing - 9.1%
3,448	Chevron Corp.	424,483
2,058	ConocoPhillips	121,587
7,688	Exxon Mobil Corp.	571,680
294	HollyFrontier Corp.	14,632
1,222	Marathon Petroleum Corp.	68,909
758	Valero Energy Corp.	64,619

		1,265,910

Pipeline Transportation - 0.6%
275	Plains GP Holdings LP	6,644
416	Targa Resources Corp.	16,187
2,197	Williams Companies, Inc.	54,134

		76,965

Professional, Scientific, and Technical Services - 2.0%
405	Alexion Pharmaceuticals, Inc. (a)	45,882
1,274	Celgene Corp. (a)	117,030
589	Cerner Corp.	42,202
228	Exact Sciences Corp. (a)	26,245
305	IQVIA Holdings, Inc. (a)	48,547

		279,906

Publishing Industries (except Internet) - 0.3%
227	Veeva Systems, Inc. (a)	37,659

Support Activities for Mining - 1.2%
1,583	Halliburton Co.	36,409
495	Hess Corp.	32,096
2,515	Schlumberger Ltd. (a)	100,524

		169,029

Utilities - 12.1%
1,202	AES Corp. (a)	20,182
428	Alliant Energy Corp.	21,203
444	Ameren Corp.	33,606
895	American Electric Power Co., Inc.	78,590
328	American Water Works Co., Inc.	37,648
212	Atmos Energy Corp.	23,116
909	CenterPoint Energy, Inc.	26,370
420	Cheniere Energy, Inc. (a)	27,363
514	CMS Energy Corp.	29,925
583	Consolidated Edison, Inc.	49,532
1,450	Dominion Energy, Inc.	107,721
330	DTE Energy Co.	41,946
1,319	Duke Energy Corp.	114,384
591	Edison International	44,053
344	Entergy Corp.	36,333
462	Evergy, Inc.	27,946
575	Eversource Energy	43,620
1,760	Exelon Corp.	79,306
962	FirstEnergy Corp.	42,299
3,697	Kinder Morgan, Inc.	76,232
868	NextEra Energy, Inc.	179,824
676	NiSource, Inc.	20,070

Direxion MSCI Defensives Over Cyclicals ETF

Schedule of Investments (Unaudited)

July 31, 2019

877	Noble Energy, Inc.	19,364
510	NRG Energy, Inc.	17,411
362	OGE Energy Corp.	15,548
747	ONEOK, Inc.	52,350
203	Pinnacle West Capital Corp.	18,518
1,308	PPL Corp.	38,756
917	Public Service Enterprise Group, Inc.	52,407
497	Sempra Energy	67,309
1,877	Southern Co.	105,487
315	UGI Corp.	16,093
661	Vistra Energy Corp.	14,185
572	WEC Energy Group, Inc.	48,883
933	Xcel Energy, Inc.	55,616

		1,683,196

	TOTAL COMMON STOCKS (Cost $12,803,553)	$13,604,913

SHORT TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
685,942	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$685,942

	TOTAL SHORT TERM INVESTMENTS (Cost $685,942)	$685,942

	TOTAL INVESTMENTS (Cost $13,489,495) - 103.1% (c)	$14,290,855
	Liabilities in Excess of Other Assets - (3.1)%	(427,197)

	TOTAL NET ASSETS - 100.0%	$13,863,658

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,300,826.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MSCI USA Defensive Sectors Index	2.5979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	3,617	$6,788,472	$395,835

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3979% representing 1 month LIBOR rate + spread	Total return of MSCI USA Cyclical Sectors Index	Credit Suisse Capital LLC	12/20/2019	2,704	$5,897,251	$(1,012,382)

Direxion MSCI Developed Over Emerging Markets ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.0%
232,700	iShares Core MSCI EAFE ETF (a)	$14,048,099

	TOTAL INVESTMENT COMPANIES (Cost $13,317,622)	$14,048,099

	TOTAL INVESTMENTS (Cost $13,317,622) - 95.0% (b)	$14,048,099
	Other Assets in Excess of Liabilities - 5.0%	740,994

	TOTAL NET ASSETS - 100.0%	$14,789,093

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,624,308.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares Core MSCI EAFE ETF	2.5979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	134,763	$7,758,186	$422,445

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.2979% representing 1 month LIBOR rate + spread	Total return of iShares Core MSCI Emerging Markets ETF	Credit Suisse Capital LLC	12/20/2019	147,361	$7,246,870	$(127,035)

Direxion MSCI Emerging Over Developed Markets ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 96.5%
264,700	iShares Core MSCI Emerging Markets ETF (a)	$13,282,646

	TOTAL INVESTMENT COMPANIES (Cost $12,972,947)	$13,282,646

SHORT TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
181,162	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$181,162

	TOTAL SHORT TERM INVESTMENTS (Cost $181,162)	$181,162

	TOTAL INVESTMENTS (Cost $13,154,109) - 97.8% (c)	$13,463,808
	Other Assets in Excess of Liabilities - 2.2%	294,900

	TOTAL NET ASSETS - 100.0%	$13,758,708

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,710,385.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares Core MSCI Emerging Markets ETF	2.5979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	146,581	$7,190,827	$131,558

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.2979% representing 1 month LIBOR rate + spread	Total return of iShares Core MSCI EAFE ETF	Credit Suisse Capital LLC	12/20/2019	113,953	$6,532,945	$(394,046)

Direxion Russell 1000® Growth Over Value ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.8%
170,441	iShares Russell 1000 Growth ETF (a)	$27,495,542

	TOTAL INVESTMENT COMPANIES (Cost $24,673,277)	$27,495,542

SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
13,795	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$13,795

	TOTAL SHORT TERM INVESTMENTS (Cost $13,795)	$13,795

	TOTAL INVESTMENTS (Cost $24,687,072) - 95.8% (c)	$27,509,337
	Other Assets in Excess of Liabilities - 4.2%	1,191,523

	TOTAL NET ASSETS - 100.0%	$28,700,860

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,106,022.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Growth Index	2.5979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	9,594	$14,114,779	$1,362,199

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3979% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Value Index	UBS Securities LLC	11/29/2019	11,363	$13,867,859	$(478,976)

Direxion Russell 1000® Value Over Growth ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 96.2%
192,928	iShares Russell 1000 Value ETF (a)	$24,779,672

	TOTAL INVESTMENT COMPANIES (Cost $23,163,287)	$24,779,672

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
26,542	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$26,542

	TOTAL SHORT TERM INVESTMENTS (Cost $26,542)	$26,542

	TOTAL INVESTMENTS (Cost $23,189,829) - 96.3% (c)	$24,806,214
	Other Assets in Excess of Liabilities - 3.7%	946,030

	TOTAL NET ASSETS - 100.0%	$25,752,244

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,858,326.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Value Index	2.5979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	10,966	$13,012,458	$842,157

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3979% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Growth Index	UBS Securities LLC	11/29/2019	7,941	$12,264,536	$(590,992)

Direxion Russell Large Over Small Cap ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.0%
92,600	iShares Russell 1000 ETF (a)	$15,320,670

	TOTAL INVESTMENT COMPANIES (Cost $13,421,888)	$15,320,670

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
17,968	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$17,968

	TOTAL SHORT TERM INVESTMENTS (Cost $17,968)	$17,968

	TOTAL INVESTMENTS (Cost $13,439,856) - 95.1% (c)	$15,338,638
	Other Assets in Excess of Liabilities - 4.9%	784,779

	TOTAL NET ASSETS - 100.0%	$16,123,417

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,413,002.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Index	2.4979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	5,365	$7,826,718	$1,013,649

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.2979% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	11/29/2019	5,120	7,919,161	(125,772)

Direxion Russell Small Over Large Cap ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 94.7%
96,248	iShares Russell 2000 ETF (a)	$15,068,587

	TOTAL INVESTMENT COMPANIES (Cost $13,907,094)	$15,068,587

SHORT TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
371,076	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$371,076

	TOTAL SHORT TERM INVESTMENTS (Cost $371,076)	$371,076

	TOTAL INVESTMENTS (Cost $14,278,170) - 97.0% (c)	$15,439,663
	Other Assets in Excess of Liabilities - 3.0%	475,762

	TOTAL NET ASSETS - 100.0%	$15,915,425

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,617,661.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	2.5979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	5,592	$8,175,623	$592,034

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3979% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Index	UBS Securities LLC	12/2/2019	4,816	$7,079,200	$(873,722)

PortfolioPlus Developed Markets ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 99.7%
53,650	Vanguard FTSE Developed Markets ETF (a)	$2,192,139

	TOTAL INVESTMENT COMPANIES (Cost $2,166,531)	$2,192,139

SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
6	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$6

	TOTAL SHORT TERM INVESTMENTS (Cost $6)	$6

	TOTAL INVESTMENTS (Cost $2,166,537) - 99.7% (c)	$2,192,145
	Other Assets in Excess of Liabilities - 0.3%	6,068

	TOTAL NET ASSETS - 100.0%	$2,198,213

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,173,758.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Vanguard FTSE Developed Markets ETF	2.5479% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	18,978	$778,189	$(9,666)

PortfolioPlus Emerging Markets ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 99.6%
81,765	Schwab Emerging Markets Equity ETF (a)	$2,109,537

	TOTAL INVESTMENT COMPANIES (Cost $2,042,992)	$2,109,537

	TOTAL INVESTMENTS (Cost $2,042,992) - 99.6% (b)	$2,109,537
	Other Assets in Excess of Liabilities - 0.4%	8,617

	TOTAL NET ASSETS - 100.0%	$2,118,154

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,143,843.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of FTSE Emerging Index	2.4479% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	29,069	$764,560	$(16,487)

PortfolioPlus S&P 500® ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 99.6%
80,640	iShares Core S&P 500 ETF (a)	$24,129,907

	TOTAL INVESTMENT COMPANIES (Cost $20,937,197)	$24,129,907

SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
47	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$47

	TOTAL SHORT TERM INVESTMENTS (Cost $47)	$47

	TOTAL INVESTMENTS (Cost $20,937,244) - 99.6% (c)	$24,129,954
	Other Assets in Excess of Liabilities - 0.4%	97,558

	TOTAL NET ASSETS - 100.0%	$24,227,512

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,694,826.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.4979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2019	2,623	$7,368,949	$427,411
Total return of S&P 500® Index	2.6379% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	255	763,434	(4,065)

					$8,132,383	$423,346

PortfolioPlus S&P® Mid Cap ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 99.3%
12,875	iShares Core S&P Mid-Cap ETF (a)	$2,526,848

	TOTAL INVESTMENT COMPANIES (Cost $2,239,335)	$2,526,848

SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
2	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$2

	TOTAL SHORT TERM INVESTMENTS (Cost $2)	$2

	TOTAL INVESTMENTS (Cost $2,239,337) - 99.3% (c)	$2,526,850
	Other Assets in Excess of Liabilities - 0.7%	17,029

	TOTAL NET ASSETS - 100.0%	$2,543,879

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,453,252.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	2.4479% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2019	461	$883,187	$20,806

PortfolioPlus S&P® Small Cap ETF

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 98.5%
89,649	iShares Core S&P Small-Cap ETF (a)	$7,101,097

	TOTAL INVESTMENT COMPANIES (Cost $6,977,444)	$7,101,097

SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
57	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$57
4	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	4

	TOTAL SHORT TERM INVESTMENTS (Cost $61)	$61

	TOTAL INVESTMENTS (Cost $6,977,505) - 98.5% (c)	$7,101,158
	Other Assets in Excess of Liabilities - 1.5%	109,282

	TOTAL NET ASSETS - 100.0%	$7,210,440

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,006,106.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P SmallCap 600® Index	2.4979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	2,733	$2,628,126	$(4,873)

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 26.1%
Money Market Funds - 26.1%
3,686,945	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$3,686,945
15,580,799	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	15,580,799

	TOTAL SHORT TERM INVESTMENTS (Cost $19,267,744) (b)	$19,267,744

	TOTAL INVESTMENTS (Cost $19,267,744) - 26.1%	$19,267,744
	Other Assets in Excess of Liabilities - 73.9%	54,426,242

	TOTAL NET ASSETS - 100.0%	$73,693,986

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,267,744.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.5715% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/9/2019	551,029	$15,378,555	$44,665
2.1979% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Credit Suisse Capital LLC	12/10/2019	745,712	20,725,199	(10,701)
1.1979% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/11/2019	480,159	13,120,121	(242,702)
1.5679% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	7/15/2020	500,000	13,987,202	55,427
1.5679% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	7/15/2020	367,277	10,035,673	(160,593)

					$73,246,750	$(313,904)

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 26.1%
Money Market Funds - 26.1%
4,528,798	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$4,528,798

	TOTAL SHORT TERM INVESTMENTS (Cost $4,528,798) (b)	$4,528,798

	TOTAL INVESTMENTS (Cost $4,528,798) - 26.1%	$4,528,798
	Other Assets in Excess of Liabilities - 73.9%	12,822,545

	TOTAL NET ASSETS - 100.0%	$17,351,343

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,528,798.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.4279% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse Capital LLC	12/13/2019	5,822	$16,352,321	$(972,018)

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.1%
Money Market Funds - 22.1%
667,603	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$667,603

	TOTAL SHORT TERM INVESTMENTS (Cost $667,603) (b)	$667,603

	TOTAL INVESTMENTS (Cost $667,603) - 22.1%	$667,603
	Other Assets in Excess of Liabilities - 77.9%	2,349,219

	TOTAL NET ASSETS - 100.0%	$3,016,822

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $667,603.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.8479% representing 1 month LIBOR rate + spread	Total return of iShares Core U.S. Aggregate Bond ETF	Credit Suisse Capital LLC	12/10/2019	27,105	$2,874,772	$(152,572)

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 15.6%
Money Market Funds - 15.6%
207,755	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$207,755

	TOTAL SHORT TERM INVESTMENTS (Cost $207,755) (b)	$207,755

	TOTAL INVESTMENTS (Cost $207,755) - 15.6%	$207,755
	Other Assets in Excess of Liabilities - 84.4%	1,125,405

	TOTAL NET ASSETS - 100.0%	$1,333,160

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $207,755.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3479% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse Capital LLC	12/9/2019	12,134	$1,265,426	$(68,772)

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.9%
Money Market Funds - 23.9%
880,305	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$880,305

	TOTAL SHORT TERM INVESTMENTS (Cost $880,305) (b)	$880,305

	TOTAL INVESTMENTS (Cost $880,305) - 23.9%	$880,305
	Other Assets in Excess of Liabilities - 76.1%	2,809,917

	TOTAL NET ASSETS - 100.0%	$3,690,222

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $880,305.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.6979% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	10/17/2019	996	$130,509	$(1,837)
2.1479% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse Capital LLC	12/10/2019	26,773	3,235,567	(326,042)

					$3,366,076	$(327,879)

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 33.5%
1,721,532	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)	$47,979,097

	TOTAL INVESTMENT COMPANIES (Cost $50,893,282)	$47,979,097

SHORT TERM INVESTMENTS - 45.3%
Money Market Funds - 45.3%
39,403,901	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$39,403,901
25,579,231	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	25,579,231

	TOTAL SHORT TERM INVESTMENTS (Cost $64,983,132)	$64,983,132

	TOTAL INVESTMENTS (Cost $115,876,414) - 78.8% (e)	$112,962,229
	Other Assets in Excess of Liabilities - 21.2%	30,334,355

	TOTAL NET ASSETS - 100.0%	$143,296,584

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $60,539,771.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	2.5679% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2019	1,282,621	$29,326,430	$6,003,801
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	1.4379% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2019	641,644	15,033,189	2,759,016
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	2.6715% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2019	2,502,924	68,683,870	851,178
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	1.0479% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	500,000	14,000,000	(73,752)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	2.4879% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	3,634,506	101,075,612	120,279

					$228,119,101	$9,660,522

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 47.5%
620,021	KraneShares CSI China Internet ETF (a)(b)	$26,177,287

	TOTAL INVESTMENT COMPANIES (Cost $28,492,801)	$26,177,287

SHORT TERM INVESTMENTS - 66.7%
Money Market Funds - 66.7%
18,494,066	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$18,494,066
18,289,371	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	18,289,371

	TOTAL SHORT TERM INVESTMENTS (Cost $36,783,437)	$36,783,437

	TOTAL INVESTMENTS (Cost $65,276,238) - 114.2% (e)	$62,960,724
	Liabilities in Excess of Other Assets - (14.2)%	(7,824,565)

	TOTAL NET ASSETS - 100.0%	$55,136,159

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,794,069.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	2.9479% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	181,865	$7,996,351	$(328,462)
Total return of KraneShares CSI China Internet ETF	2.8479% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	1,621,377	67,416,856	641,650
Total return of KraneShares CSI China Internet ETF	2.8479% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	109,647	4,487,774	121,159
Total return of KraneShares CSI China Internet ETF	2.8479% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	57,112	2,430,602	(33,410)
Total return of KraneShares CSI China Internet ETF	2.8479% representing 1 month LIBOR rate + spread	BNP Paribas	1/20/2021	21,838	907,332	11,443

					$83,238,915	$412,380

Direxion Daily High Yield Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 52.3%
Money Market Funds - 52.3%
1,704,212	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$1,704,212

	TOTAL SHORT TERM INVESTMENTS (Cost $1,704,212) (b)	$1,704,212

	TOTAL INVESTMENTS (Cost $1,704,212) - 52.3%	$1,704,212
	Other Assets in Excess of Liabilities - 47.7%	1,555,389

	TOTAL NET ASSETS - 100.0%	$3,259,601

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,704,212.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.0479% representing 1 month LIBOR rate + spread	Total return of SPDR Bloomberg Barclays High Yield Bond ETF	Credit Suisse Capital LLC	12/13/2019	60,035	$6,178,449	$(395,128)

Direxion Daily MSCI European Financials Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 68.1%
251,203	iShares MSCI Europe Financials ETF (a)(b)	$4,370,932

	TOTAL INVESTMENT COMPANIES (Cost $5,377,822)	$4,370,932

SHORT TERM INVESTMENTS - 50.1%
Money Market Funds - 50.1%
2,048,405	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$2,048,405
1,172,562	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	1,172,562

	TOTAL SHORT TERM INVESTMENTS (Cost $3,220,967)	$3,220,967

	TOTAL INVESTMENTS (Cost $8,598,789) - 118.2% (e)	$7,591,899
	Liabilities in Excess of Other Assets - (18.2)%	(1,169,034)

	TOTAL NET ASSETS - 100.0%	$6,422,865

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,260,562.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Europe Financials ETF	2.7479% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	75,942	$1,373,368	$(17,639)
Total return of iShares MSCI Europe Financials ETF	2.7979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2019	411,117	7,827,872	(499,356)

					$9,201,240	$(516,995)

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 98.3%
34,488	iShares Core S&P 500 ETF (a)	$10,319,844

	TOTAL INVESTMENT COMPANIES (Cost $9,209,034)	$10,319,844

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
22,015	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$22,015

	TOTAL SHORT TERM INVESTMENTS (Cost $22,015)	$22,015

	TOTAL INVESTMENTS (Cost $9,231,049) - 98.5% (c)	$10,341,859
	Other Assets in Excess of Liabilities - 1.5%	159,402

	TOTAL NET ASSETS - 100.0%	$10,501,261

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,715,710.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.5979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	3,252	$8,961,770	$706,761
Total return of S&P 500® Index	2.6379% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	332	994,349	(5,559)

					$9,956,119	$701,202

Direxion Daily Small Cap Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 94.9%
19,325	iShares Russell 2000 ETF (a)	$3,025,522

	TOTAL INVESTMENT COMPANIES (Cost $2,720,201)	$3,025,522

SHORT TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
151,220	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$151,220

	TOTAL SHORT TERM INVESTMENTS (Cost $151,220)	$151,220

	TOTAL INVESTMENTS (Cost $2,871,421) - 99.6% (c)	$3,176,742
	Other Assets in Excess of Liabilities - 0.4%	12,484

	TOTAL NET ASSETS - 100.0%	$3,189,226

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,987,043.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	2.6379% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2019	450	$703,904	$4,038
Total return of Russell 2000® Index	2.5779% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/26/2019	1,679	2,432,003	194,202

					$3,135,907	$198,240

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 64.5%
166,808	iShares Core S&P Mid-Cap ETF (a)	$32,737,738

	TOTAL INVESTMENT COMPANIES (Cost $32,290,341)	$32,737,738

SHORT TERM INVESTMENTS - 14.5%
Money Market Funds - 14.5%
3,210,334	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$3,210,334
4,127,030	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	4,127,030

	TOTAL SHORT TERM INVESTMENTS (Cost $7,337,364)	$7,337,364

	TOTAL INVESTMENTS (Cost $39,627,705) - 79.0% (c)	$40,075,102
	Other Assets in Excess of Liabilities - 21.0%	10,691,284

	TOTAL NET ASSETS - 100.0%	$50,766,386

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,494,621.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	2.5215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2019	9,220	$18,112,618	$16,301
Total return of S&P MidCap 400® Index	2.6379% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	41,171	76,273,537	4,391,554
Total return of S&P MidCap 400® Index	2.6079% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	1,176	2,230,977	77,165
Total return of S&P MidCap 400® Index	2.6079% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	2,933	5,584,281	172,632
Total return of S&P MidCap 400® Index	2.6079% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	5,108	9,922,334	109,454
Total return of S&P MidCap 400® Index	2.6079% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	145	285,120	(209)
Total return of S&P MidCap 400® Index	2.6079% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	1,040	2,066,685	(21,296)

					$114,475,552	$4,745,601

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.1%
Money Market Funds - 70.1%
300,632	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$300,632
1,915,670	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	1,915,670

	TOTAL SHORT TERM INVESTMENTS (Cost $2,216,302) (b)	$2,216,302

	TOTAL INVESTMENTS (Cost $2,216,302) - 70.1%	$2,216,302
	Other Assets in Excess of Liabilities - 29.9%	944,769

	TOTAL NET ASSETS - 100.0%	$3,161,071

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,216,302.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3215% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Bank of America Merrill Lynch	12/6/2019	1,075	$2,097,152	$(16,486)
2.3779% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Credit Suisse Capital LLC	12/10/2019	3,592	6,681,811	(363,616)
2.1679% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	BNP Paribas	7/15/2020	155	299,149	(5,515)

					$9,078,112	$(385,617)

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 74.5%
2,435,441	SPDR® S&P 500® ETF Trust (a)	$728,757,011

	TOTAL INVESTMENT COMPANIES (Cost $682,240,120)	$728,757,011

SHORT TERM INVESTMENTS - 18.3%
Money Market Funds - 18.3%
121,806,189	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$121,806,189
56,844,566	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	56,844,566

	TOTAL SHORT TERM INVESTMENTS (Cost $178,650,755)	$178,650,755

	TOTAL INVESTMENTS (Cost $860,890,875) - 92.8% (c)	$907,407,766
	Other Assets in Excess of Liabilities - 7.2%	70,437,553

	TOTAL NET ASSETS - 100.0%	$977,845,319

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $782,208,437.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	2.5715% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/25/2019	260,837	$762,109,760	$14,279,007
Total return of S&P 500® Index	2.6079% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/11/2019	237,729	604,277,449	101,950,730
Total return of S&P 500® Index	2.7979% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	143,905	360,211,951	67,313,521
Total return of S&P 500® Index	2.6379% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	79,784	231,284,161	6,052,731
Total return of S&P 500® Index	2.7479% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	8,132	22,324,608	1,836,682
Total return of S&P 500® Index	2.7479% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	9,390	27,014,047	907,916

					$2,007,221,976	$192,340,587

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.6%
Money Market Funds - 63.6%
57,119,184	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$57,119,184
222,917,106	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	222,917,106

	TOTAL SHORT TERM INVESTMENTS (Cost $280,036,290) (b)	$280,036,290

	TOTAL INVESTMENTS (Cost $280,036,290) - 63.6%	$280,036,290
	Other Assets in Excess of Liabilities - 36.4%	160,443,550

	TOTAL NET ASSETS - 100.0%	$440,479,840

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $280,036,290.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3979% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/6/2019	133,107	$364,735,734	$(31,222,661)
2.5979% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/16/2019	138,652	397,303,175	(15,405,394)
2.4279% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse Capital LLC	12/19/2019	45,124	128,460,137	(5,865,634)
2.3715% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	1/28/2020	126,508	370,259,053	(6,475,654)

					$1,260,758,099	$(58,969,343)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 54.6%
2,669,353	iShares Russell 2000 ETF (a)(b)	$417,913,905

	TOTAL INVESTMENT COMPANIES (Cost $424,037,500)	$417,913,905

SHORT TERM INVESTMENTS - 32.3%
Money Market Funds - 32.3%
69,450,657	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$69,450,657
177,814,289	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	177,814,289

	TOTAL SHORT TERM INVESTMENTS (Cost $247,264,946)	$247,264,946

	TOTAL INVESTMENTS (Cost $671,302,446) - 86.9% (e)	$665,178,851
	Other Assets in Excess of Liabilities - 13.1%	100,893,236

	TOTAL NET ASSETS - 100.0%	$766,072,087

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $525,346,751.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	2.5015% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2019	324,499	$462,965,078	$44,664,394
Total return of Russell 2000® Index	2.6479% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/11/2019	306,240	425,734,945	53,016,771
Total return of Russell 2000® Index	2.5779% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	259,687	368,519,188	38,258,401
Total return of Russell 2000® Index	2.6379% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2019	134,362	210,832,273	674,315
Total return of Russell 2000® Index	2.5979% representing 1 month LIBOR rate + spread	BNP Paribas	4/15/2020	15,607	24,290,348	171,992
Total return of Russell 2000® Index	2.5979% representing 1 month LIBOR rate + spread	BNP Paribas	4/15/2020	13,568	21,459,407	(187,196)
Total return of Russell 2000® Index	2.5979% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	30,785	47,757,292	568,979
Total return of Russell 2000® Index	2.5979% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	89,881	142,656,469	(1,655,593)
Total return of Russell 2000® Index	2.5979% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	2,871	4,378,169	131,175
Total return of Russell 2000® Index	2.5979% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	16,660	25,924,646	264,050

					$1,734,517,815	$135,907,288

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.5%
Money Market Funds - 61.5%
66,746,311	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$66,746,311
126,484,907	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	126,484,907

	TOTAL SHORT TERM INVESTMENTS (Cost $193,231,218) (b)	$193,231,218

	TOTAL INVESTMENTS (Cost $193,231,218) - 61.5%	$193,231,218
	Other Assets in Excess of Liabilities - 38.5%	120,775,816

	TOTAL NET ASSETS - 100.0%	$314,007,034

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $193,231,218.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4479% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/6/2019	201,231	$301,817,803	$(13,685,377)
2.3015% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/9/2019	199,877	292,591,867	(20,672,731)
2.3479% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/10/2019	65,041	101,920,314	(485,492)
2.3479% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse Capital LLC	12/16/2019	95,508	143,451,395	(6,497,344)
2.3979% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	5/20/2020	13,446	21,248,428	133,108
2.3979% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	5/20/2020	20,000	30,453,928	(971,353)
2.3979% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	6/17/2020	3,168	4,830,992	(146,768)

					$896,314,727	$(42,325,957)

Direxion Daily EURO STOXX 50® Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 45.2%
33,176	SPDR® EURO STOXX 50® ETF (a)	$1,232,489

	TOTAL INVESTMENT COMPANIES (Cost $1,271,778)	$1,232,489

SHORT TERM INVESTMENTS - 48.7%
Money Market Funds - 48.7%
1,327,089	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$1,327,089

	TOTAL SHORT TERM INVESTMENTS (Cost $1,327,089)	$1,327,089

	TOTAL INVESTMENTS (Cost $2,598,867) - 93.9% (c)	$2,559,578
	Other Assets in Excess of Liabilities - 6.1%	166,343

	TOTAL NET ASSETS - 100.0%	$2,725,921

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,853,728.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of SPDR® EURO STOXX 50® ETF	2.7979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/6/2019	49,781	$1,899,828	$(36,696)
Total return of SPDR® EURO STOXX 50® ETF	2.8979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	137,173	4,956,173	199,481

					$6,856,001	$162,785

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 49.3%
4,029,310	iShares China Large-Cap ETF (a)	$165,604,641

	TOTAL INVESTMENT COMPANIES (Cost $172,715,768)	$165,604,641

SHORT TERM INVESTMENTS - 29.2%
Money Market Funds - 29.2%
36,849,726	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$36,849,726
61,337,618	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	61,337,618

	TOTAL SHORT TERM INVESTMENTS (Cost $98,187,344)	$98,187,344

	TOTAL INVESTMENTS (Cost $270,903,112) - 78.5% (c)	$263,791,985
	Other Assets in Excess of Liabilities - 21.5%	72,280,760

	TOTAL NET ASSETS - 100.0%	$336,072,745

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $259,249,983.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	2.6779% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	7,985,415	$342,362,648	$(13,805,402)
Total return of iShares China Large-Cap ETF	2.7179% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	9,040,075	360,611,922	9,448,192
Total return of iShares China Large-Cap ETF	2.7715% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/26/2020	3,476,384	151,438,782	(8,507,842)

					$854,413,352	$(12,865,052)

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 58.4%
Money Market Funds - 58.4%
35,544,435	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$35,544,435
16,753,430	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	16,753,430

	TOTAL SHORT TERM INVESTMENTS (Cost $52,297,865) (b)	$52,297,865

	TOTAL INVESTMENTS (Cost $52,297,865) - 58.4%	$52,297,865
	Other Assets in Excess of Liabilities - 41.6%	37,228,998

	TOTAL NET ASSETS - 100.0%	$89,526,863

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,297,865.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2979% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/12/2019	1,084,934	$45,561,510	$995,167
2.6715% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/13/2019	3,988,456	163,943,426	(507,545)
2.3479% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Credit Suisse Capital LLC	12/13/2019	1,461,568	63,475,761	3,379,732

					$272,980,697	$3,867,354

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 36.4%
178,958	Vanguard FTSE Europe ETF (a)	$9,568,884

	TOTAL INVESTMENT COMPANIES (Cost $9,857,012)	$9,568,884

SHORT TERM INVESTMENTS - 51.1%
Money Market Funds - 51.1%
13,457,454	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$13,457,454

	TOTAL SHORT TERM INVESTMENTS (Cost $13,457,454)	$13,457,454

	TOTAL INVESTMENTS (Cost $23,314,466) - 87.5% (c)	$23,026,338
	Other Assets in Excess of Liabilities - 12.5%	3,293,018

	TOTAL NET ASSETS - 100.0%	$26,319,356

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,664,597.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	2.9979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	1,196,884	$60,807,742	$3,639,191
Total return of Vanguard FTSE Europe ETF	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	43,565	2,411,325	(41,749)
Total return of Vanguard FTSE Europe ETF	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	57,282	3,136,484	(75,504)

					$66,355,551	$3,521,938

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 4.6%
12,605	iShares Latin America 40 ETF (a)	$416,343

	TOTAL INVESTMENT COMPANIES (Cost $431,204)	$416,343

SHORT TERM INVESTMENTS - 72.8%
Money Market Funds - 72.8%
837,951	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$837,951
5,766,123	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	5,766,123

	TOTAL SHORT TERM INVESTMENTS (Cost $6,604,074)	$6,604,074

	TOTAL INVESTMENTS (Cost $7,035,278) - 77.4% (c)	$7,020,417
	Other Assets in Excess of Liabilities - 22.6%	2,049,690

	TOTAL NET ASSETS - 100.0%	$9,070,107

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,604,074.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Latin America 40 ETF	2.7215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2019	77,827	$2,697,386	$(130,133)
Total return of iShares Latin America 40 ETF	2.7979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	371,273	12,487,733	(150,456)
Total return of iShares Latin America 40 ETF	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	362,115	11,543,962	535,002

					$26,729,081	$254,413

Direxion Daily MSCI Brazil Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 43.1%
3,328,943	iShares MSCI Brazil Capped ETF (a)(b)	$148,137,963

	TOTAL INVESTMENT COMPANIES (Cost $147,466,483)	$148,137,963

SHORT TERM INVESTMENTS - 40.5%
Money Market Funds - 40.5%
15,390,826	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$15,390,826
123,703,748	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	123,703,748

	TOTAL SHORT TERM INVESTMENTS (Cost $139,094,574)	$139,094,574

	TOTAL INVESTMENTS (Cost $286,561,057) - 83.6% (e)	$287,232,537
	Other Assets in Excess of Liabilities - 16.4%	56,374,716

	TOTAL NET ASSETS - 100.0%	$343,607,253

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $200,264,535.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	2.7979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/24/2019	17,585,324	$707,414,813	$78,070,395
Total return of iShares MSCI Brazil Capped ETF	2.7215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/27/2020	1,969,108	82,320,403	5,687,370
Total return of iShares MSCI Brazil Capped ETF	2.6979% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	281,294	12,862,183	(349,411)

					$802,597,399	$83,408,354

Direxion Daily MSCI Developed Markets Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 49.8%
115,662	iShares MSCI EAFE ETF (a)	$7,454,416

	TOTAL INVESTMENT COMPANIES (Cost $7,683,237)	$7,454,416

SHORT TERM INVESTMENTS - 42.9%
Money Market Funds - 42.9%
6,423,029	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$6,423,029

	TOTAL SHORT TERM INVESTMENTS (Cost $6,423,029)	$6,423,029

	TOTAL INVESTMENTS (Cost $14,106,266) - 92.7% (c)	$13,877,445
	Other Assets in Excess of Liabilities - 7.3%	1,106,186

	TOTAL NET ASSETS - 100.0%	$14,983,631

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,805,230.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI EAFE ETF	2.8479% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	232,827	$15,171,075	$(53,457)
Total return of iShares MSCI EAFE ETF	2.6979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	348,969	21,353,805	1,285,629

					$36,524,880	$1,232,172

Direxion Daily MSCI Developed Markets Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.0%
Money Market Funds - 66.0%
2,414,453	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$2,414,453

	TOTAL SHORT TERM INVESTMENTS (Cost $2,414,453) (b)	$2,414,453

	TOTAL INVESTMENTS (Cost $2,414,453) - 66.0%	$2,414,453
	Other Assets in Excess of Liabilities - 34.0%	1,242,809

	TOTAL NET ASSETS - 100.0%	$3,657,262

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,414,453.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.4379% representing 1 month LIBOR rate + spread	Total return of iShares MSCI EAFE ETF	Credit Suisse Capital LLC	12/30/2019	170,239	$10,969,077	$(113,283)

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 46.9%
2,236,952	iShares MSCI Emerging Markets ETF (a)	$93,437,485

	TOTAL INVESTMENT COMPANIES (Cost $96,240,645)	$93,437,485

SHORT TERM INVESTMENTS - 41.4%
Money Market Funds - 41.4%
82,364,601	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$82,364,601

	TOTAL SHORT TERM INVESTMENTS (Cost $82,364,601)	$82,364,601

	TOTAL INVESTMENTS (Cost $178,605,246) - 88.3% (c)	$175,802,086
	Other Assets in Excess of Liabilities - 11.7%	23,335,208

	TOTAL NET ASSETS - 100.0%	$199,137,294

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $164,366,671.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	2.5179% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	4,064,199	$175,644,874	$(6,035,070)
Total return of iShares MSCI Emerging Markets ETF	2.6979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	2,805,372	118,426,813	(2,054,392)
Total return of iShares MSCI Emerging Markets ETF	2.5679% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	1,328,096	55,667,492	(84,994)
Total return of iShares MSCI Emerging Markets ETF	2.4979% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	1,824,511	72,062,105	4,089,862
Total return of iShares MSCI Emerging Markets ETF	2.4979% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	349,832	14,851,449	(316,574)
Total return of iShares MSCI Emerging Markets ETF	2.4979% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	351,468	14,757,578	(52,385)
Total return of iShares MSCI Emerging Markets ETF	2.4979% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	217,084	8,753,560	341,278
Total return of iShares MSCI Emerging Markets ETF	2.4979% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	229,586	9,403,427	156,976
Total return of iShares MSCI Emerging Markets ETF	2.4979% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	895,536	37,566,292	(274,473)

					$507,133,590	$(4,229,772)

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.4%
Money Market Funds - 60.4%
41,288,905	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$41,288,905

	TOTAL SHORT TERM INVESTMENTS (Cost $41,288,905) (b)	$41,288,905

	TOTAL INVESTMENTS (Cost $41,288,905) - 60.4%	$41,288,905
	Other Assets in Excess of Liabilities - 39.6%	27,030,336

	TOTAL NET ASSETS - 100.0%	$68,319,241

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,288,905.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.1979% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/12/2019	1,695,090	$73,015,626	$2,226,590
2.2979% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/24/2019	1,645,573	69,017,806	195,143
2.1979% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	2/19/2020	192,785	8,172,449	100,354
2.1979% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	3/18/2020	201,730	8,585,929	186,137
2.1979% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	5/20/2020	299,261	12,485,664	(41,543)
2.1979% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	6/17/2020	527,017	21,282,180	(796,221)
2.1979% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	7/15/2020	203,110	8,439,563	(82,115)
2.1979% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	8/19/2020	142,390	6,020,469	73,206

					$207,019,686	$1,861,551

Direxion Daily MSCI India Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 49.0%
994,837	iShares MSCI India ETF (a)	$32,829,621

	TOTAL INVESTMENT COMPANIES (Cost $34,723,687)	$32,829,621

SHORT TERM INVESTMENTS - 42.7%
Money Market Funds - 42.7%
18,486,296	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$18,486,296
10,084,459	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	10,084,459

	TOTAL SHORT TERM INVESTMENTS (Cost $28,570,755)	$28,570,755

	TOTAL INVESTMENTS (Cost $63,294,442) - 91.7% (c)	$61,400,376
	Other Assets in Excess of Liabilities - 8.3%	5,533,752

	TOTAL NET ASSETS - 100.0%	$66,934,128

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,400,376.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI India ETF	2.8479% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/12/2019	364,183	$12,902,290	$(909,992)
Total return of iShares MSCI India ETF	2.9479% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	2,646,336	87,531,931	(780,471)
Total return of iShares MSCI India ETF	2.7215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/27/2020	2,079,582	72,769,083	(4,025,788)

					$173,203,304	$(5,716,251)

Direxion Daily MSCI Japan Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 45.3%
82,987	iShares MSCI Japan ETF (a)	$4,510,343

	TOTAL INVESTMENT COMPANIES (Cost $4,732,521)	$4,510,343

SHORT TERM INVESTMENTS - 32.0%
Money Market Funds - 32.0%
3,187,603	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$3,187,603

	TOTAL SHORT TERM INVESTMENTS (Cost $3,187,603)	$3,187,603

	TOTAL INVESTMENTS (Cost $7,920,124) - 77.3% (c)	$7,697,946
	Other Assets in Excess of Liabilities - 22.7%	2,268,823

	TOTAL NET ASSETS - 100.0%	$9,966,769

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,629,248.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Japan ETF	2.7979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/9/2019	467,157	$25,672,277	$(270,115)

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 49.3%
213,579	iShares MSCI Mexico ETF (a)(b)	$8,814,405

	TOTAL INVESTMENT COMPANIES (Cost $9,043,619)	$8,814,405

SHORT TERM INVESTMENTS - 36.2%
Money Market Funds - 36.2%
3,605,587	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$3,605,587
2,876,864	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	2,876,864

	TOTAL SHORT TERM INVESTMENTS (Cost $6,482,451)	$6,482,451

	TOTAL INVESTMENTS (Cost $15,526,070) - 85.5% (e)	$15,296,856
	Other Assets in Excess of Liabilities - 14.5%	2,597,521

	TOTAL NET ASSETS - 100.0%	$17,894,377

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,735,576.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Mexico Capped ETF	2.1979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2019	867,951	$37,246,977	$(1,332,667)
Total return of iShares MSCI Mexico Capped ETF	2.6215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/18/2019	219,268	9,910,982	(792,361)

					$47,157,959	$(2,125,028)

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 44.4%
312,075	iShares MSCI South Korea Capped ETF (a)	$17,288,955

	TOTAL INVESTMENT COMPANIES (Cost $18,401,647)	$17,288,955

SHORT TERM INVESTMENTS - 54.7%
Money Market Funds - 54.7%
21,323,838	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$21,323,838

	TOTAL SHORT TERM INVESTMENTS (Cost $21,323,838)	$21,323,838

	TOTAL INVESTMENTS (Cost $39,725,485) - 99.1% (c)	$38,612,793
	Other Assets in Excess of Liabilities - 0.9%	358,125

	TOTAL NET ASSETS - 100.0%	$38,970,918

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,163,240.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI South Korea Capped ETF	2.7979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2019	1,435,379	$82,705,469	$(3,292,269)
Total return of iShares MSCI South Korea Capped ETF	2.7979% representing 1 month LIBOR rate + spread	BNP Paribas	4/15/2020	79,855	4,963,981	(587,314)
Total return of iShares MSCI South Korea Capped ETF	2.7979% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	265,644	15,584,407	(907,179)
Total return of iShares MSCI South Korea Capped ETF	2.7979% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	17,388	999,314	(37,587)

					$104,253,171	$(4,824,349)

Direxion Daily Russia Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 1.7%
59,880	VanEck VectorsTM Russia ETF (a)	$1,407,779

	TOTAL INVESTMENT COMPANIES (Cost $1,427,480)	$1,407,779

SHORT TERM INVESTMENTS - 77.4%
Money Market Funds - 77.4%
9,400,511	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$9,400,511
54,333,617	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	54,333,617

	TOTAL SHORT TERM INVESTMENTS (Cost $63,734,128)	$63,734,128

	TOTAL INVESTMENTS (Cost $65,161,608) - 79.1% (c)	$65,141,907
	Other Assets in Excess of Liabilities - 20.9%	17,149,678

	TOTAL NET ASSETS - 100.0%	$82,291,585

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $63,734,128.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Russia ETF	2.7715% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2019	1,737,188	$41,507,846	$(744,929)
Total return of VanEck VectorsTM Russia ETF	3.1579% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	5,752,979	123,385,804	10,980,936
Total return of VanEck VectorsTM Russia ETF	2.9879% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	2,950,841	58,692,227	12,909,818

					$223,585,877	$23,145,825

Direxion Daily Russia Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.1%
Money Market Funds - 85.1%
8,102,512	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$8,102,512
19,376,916	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	19,376,916

	TOTAL SHORT TERM INVESTMENTS (Cost $27,479,428) (b)	$27,479,428

	TOTAL INVESTMENTS (Cost $27,479,428) - 85.1%	$27,479,428
	Other Assets in Excess of Liabilities - 14.9%	4,801,417

	TOTAL NET ASSETS - 100.0%	$32,280,845

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,479,428.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.7715% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Bank of America Merrill Lynch	12/13/2019	1,786,577	$42,281,229	$343,853
2.7479% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Credit Suisse Capital LLC	12/17/2019	1,682,683	35,853,957	(3,500,810)
2.5779% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	12/18/2019	649,993	14,163,347	(1,006,615)

					$92,298,533	$(4,163,572)

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 69.6%
Computer and Electronic Product Manufacturing - 14.4%
7,326	Aerojet Rocketdyne Holdings, Inc. (a)	$312,967
2,902	Cubic Corp.	192,112
16,776	L3 Harris Technologies, Inc.	3,482,698
5,603	Mercury Systems, Inc. (a)	456,756
5,541	Northrop Grumman Corp.	1,914,803
9,544	Raytheon Co.	1,739,776

		8,099,112

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
5,986	Axon Enterprise, Inc. (a)	420,337
510	National Presto Industries, Inc. (b)	46,905

		467,242

Fabricated Metal Product Manufacturing - 1.2%
5,523	American Outdoor Brands Corp. (a)	53,242
9,633	BWX Technologies, Inc.	519,315
1,768	Sturm, Ruger & Co, Inc.	99,892

		672,449

Merchant Wholesalers, Durable Goods - 2.9%
8,594	Hexcel Corp.	702,646
4,207	Huntington Ingalls Industries, Inc.	960,458

		1,663,104

Miscellaneous Manufacturing - 2.1%
23,565	Textron, Inc.	1,161,754

Paper Manufacturing - 0.2%
2,484	Astronics Corp. (a)	91,511

Primary Metal Manufacturing - 1.8%
40,424	Arconic, Inc.	1,012,217

Professional, Scientific, and Technical Services - 1.9%
3,669	Teledyne Technologies, Inc. (a)	1,068,706

Transportation Equipment Manufacturing - 44.3%
3,301	AAR Corp.	138,180
2,156	AeroVironment, Inc. (a)	118,257
24,339	Boeing Co.	8,303,980
4,331	Curtiss-Wright Corp.	549,647
9,935	General Dynamics Corp.	1,847,314
7,253	HEICO Corp.	764,394
4,195	HEICO Corp. Class A	573,666
9,007	Kratos Defense & Security Solutions, Inc. (a)	222,022
7,541	Lockheed Martin Corp.	2,731,124
3,288	Moog, Inc. Class A	267,840
2,511	RBC Bearings, Inc. (a)	408,515
10,474	Spirit AeroSystems Holdings, Inc.	804,822
3,601	TransDigm Group, Inc. (a)	1,748,069
5,052	Triumph Group, Inc.	122,410
47,078	United Technologies Corp.	6,289,621
6,564	Wesco Aircraft Holdings, Inc. (a)	69,119

		24,958,980

	TOTAL COMMON STOCKS (Cost $37,867,364)	$39,195,075

SHORT TERM INVESTMENTS - 16.6%
Money Market Funds - 16.6%
3,553	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$3,553
9,359,867	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	9,359,867

	TOTAL SHORT TERM INVESTMENTS (Cost $9,363,420)	$9,363,420

	TOTAL INVESTMENTS (Cost $47,230,784) - 86.2% (e)	$48,558,495
	Other Assets in Excess of Liabilities - 13.8%	7,766,760

	TOTAL NET ASSETS - 100.0%	$56,325,255

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,617,862.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.8979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	2,581	$57,502,368	$11,450,853
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.9479% representing 1 month LIBOR rate + spread	Citibank N.A.	12/18/2019	104	2,602,379	181,050
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.6979% representing 1 month LIBOR rate + spread	UBS Securities LLC	3/12/2020	2,133	56,551,377	763,837

					$116,656,124	$12,395,740

Direxion Daily Communication Services Index Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 75.2%
Administrative and Support Services - 0.5%
571	TripAdvisor, Inc. (a)	$25,210

Amusement, Gambling, and Recreation Industries - 3.2%
1,199	The Walt Disney Co.	171,469

Broadcasting (except Internet) - 12.5%
1,944	CBS Corp. Class B	100,136
430	Charter Communications, Inc. (a)	165,713
4,012	Comcast Corp. Class A	173,198
872	Discovery Communications, Inc. Class A (a)	26,430
1,991	Discovery Communications, Inc. Class C (a)	56,226
1,274	Dish Network Corp. (a)	43,138
1,957	FOX Corp. Class A	73,035
897	FOX Corp. Class B	33,368

		671,244

Motion Picture and Sound Recording Industries - 4.4%
500	Netflix, Inc. (a)	161,495
622	Take-Two Interactive Software, Inc. (a)	76,207

		237,702

Other Information Services - 35.6%
395	Alphabet, Inc. Class A (a)	481,189
405	Alphabet, Inc. Class C (a)	492,756
3,909	Facebook, Inc. (a)	759,245
4,033	Twitter, Inc. (a)	170,636

		1,903,826

Performing Arts, Spectator Sports, and Related Industries - 7.3%
3,722	Activision Blizzard, Inc. (a)	181,410
1,638	Electronic Arts, Inc. (a)	151,515
1,953	Viacom, Inc. Class B (a)	59,274

		392,199

Professional, Scientific, and Technical Services - 2.7%
2,137	Interpublic Group of Companies, Inc.	48,980
1,216	Omnicom Group, Inc.	97,547

		146,527

Publishing Industries (except Internet) - 0.7%
2,129	News Corp. Class A	28,018
683	News Corp. Class B	9,193

		37,211

Telecommunications - 8.3%
5,248	AT&T, Inc.	178,694
5,299	CenturyLink, Inc.	64,065
486	T-Mobile US, Inc. (a)	38,749
2,913	Verizon Communications, Inc.	161,002

		442,510

	TOTAL COMMON STOCKS (Cost $3,735,792)	$4,027,898

SHORT TERM INVESTMENTS - 21.0%
Money Market Funds - 21.0%
982,455	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$982,455
142,097	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	142,097

	TOTAL SHORT TERM INVESTMENTS (Cost $1,124,552)	$1,124,552

	TOTAL INVESTMENTS (Cost $4,860,344) - 96.2% (c)	$5,152,450
	Other Assets in Excess of Liabilities - 3.8%	202,950

	TOTAL NET ASSETS - 100.0%	$5,355,400

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,581,034.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Communication Services Select Sector Index	2.6370% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/11/2019	1,043	$282,069	$(5,403)
Total return of Communication Services Select Sector Index	2.6215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2019	26,699	6,810,877	258,567
Total return of Communication Services Select Sector Index	2.7179% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	17,631	4,236,366	409,524

					$11,329,312	$662,688

Direxion Daily Communication Services Index Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.7%
Money Market Funds - 73.7%
1,132,498	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$1,132,498

	TOTAL SHORT TERM INVESTMENTS (Cost $1,132,498) (b)	$1,132,498

	TOTAL INVESTMENTS (Cost $1,132,498) - 73.7%	$1,132,498
	Other Assets in Excess of Liabilities - 26.3%	404,771

	TOTAL NET ASSETS - 100.0%	$1,537,269

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,132,498.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.2979% representing 1 month LIBOR rate + spread	Total return of Communication Services Select Sector Index	UBS Securities LLC	12/11/2019	1,650	$429,220	$(9,374)
2.4979% representing 1 month LIBOR rate + spread	Total return of Communication Services Select Sector Index	Credit Suisse Capital LLC	12/24/2019	15,732	4,117,411	(41,545)

					$4,546,631	$(50,919)

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 76.6%
Accommodation - 2.8%
485	Hilton Worldwide Holdings, Inc.	$46,827
461	Marriott International, Inc. Class A	64,106
851	MGM Resorts International	25,547

		136,480

Administrative and Support Services - 2.8%
72	Booking Holdings, Inc. (a)	135,836

Amusement, Gambling, and Recreation Industries - 0.4%
161	Wynn Resorts Ltd.	20,941

Apparel Manufacturing - 1.9%
251	Capri Holdings Ltd. (a)	8,933
603	Hanesbrands, Inc.	9,702
125	PVH Corp.	11,115
313	Under Armour, Inc. Class A (a)	7,221
323	Under Armour, Inc. Class C (a)	6,570
543	V F Corp.	47,453

		90,994

Building Material and Garden Equipment and Supplies Dealers - 10.7%
1,305	Lowe’s Companies, Inc.	132,327
1,833	The Home Depot, Inc.	391,694

		524,021

Clothing and Clothing Accessories Stores - 4.4%
353	Gap, Inc.	6,884
382	L Brands, Inc.	9,913
176	Nordstrom, Inc.	5,827
612	Ross Stores, Inc.	64,890
180	Tiffany & Co.	16,906
2,020	TJX Companies, Inc.	110,211

		214,631

Computer and Electronic Product Manufacturing - 0.3%
202	Garmin Ltd. ADR (Switzerland)	15,875

Construction of Buildings - 1.3%
566	D.R. Horton, Inc.	25,996
475	Lennar Corp. Class A	22,596
425	PulteGroup, Inc.	13,392

		61,984

Credit Intermediation and Related Activities - 0.2%
339	H & R Block, Inc.	9,387

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
106	Whirlpool Corp.	15,421

Electronics and Appliance Stores - 0.6%
388	Best Buy Co., Inc.	29,694

Food Services and Drinking Places - 11.7%
41	Chipotle Mexican Grill, Inc. (a)	32,617
205	Darden Restaurants, Inc.	24,920
1,272	McDonald’s Corp.	268,036
2,018	Starbucks Corp.	191,084
510	Yum! Brands, Inc.	57,385

		574,042

General Merchandise Stores - 4.0%
430	Dollar General Corp.	57,628
396	Dollar Tree, Inc. (a)	40,293
270	Kohl’s Corp.	14,542
515	Macy’s, Inc.	11,706
854	Target Corp.	73,786

		197,955

Health and Personal Care Stores - 0.7%
92	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32,131

Leather and Allied Product Manufacturing - 4.0%
2,094	NIKE, Inc. Class B	180,147
483	Tapestry, Inc.	14,939

		195,086

Merchant Wholesalers, Durable Goods - 1.6%
119	Advance Auto Parts, Inc.	17,926
243	Genuine Parts Co.	23,600
219	Leggett & Platt, Inc.	8,754
523	LKQ Corp. (a)	14,084
103	Mohawk Industries, Inc. (a)	12,843

		77,207

Merchant Wholesalers, Nondurable Goods - 0.3%
187	Foot Locker, Inc.	7,678
87	Ralph Lauren Corp.	9,068

		16,746

Miscellaneous Manufacturing - 0.5%
193	Hasbro, Inc.	23,384

Motor Vehicle and Parts Dealers - 2.9%
41	AutoZone, Inc. (a)	46,045
277	CarMax, Inc. (a)	24,309
131	O’Reilly Automotive, Inc. (a)	49,880
201	Tractor Supply Co.	21,871

		142,105

Nonstore Retailers - 18.4%
451	Amazon.com, Inc. (a)	841,918
1,365	eBay, Inc.	56,224

		898,142

Plastics and Rubber Products Manufacturing - 0.2%
649	Newell Rubbermaid, Inc.	9,209

Support Activities for Transportation - 0.6%
230	Expedia, Inc.	30,530

Transportation Equipment Manufacturing - 4.3%
429	Aptiv PLC ADR (Ireland)	37,602
346	BorgWarner, Inc.	13,079
6,529	Ford Motor Co.	62,221
2,198	General Motors Co.	88,667
265	Harley-Davidson, Inc.	9,482

		211,051

Water Transportation - 1.7%
667	Carnival Corp.	31,503
359	Norwegian Cruise Line Holdings Ltd. (a)	17,749
286	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	33,273

		82,525

	TOTAL COMMON STOCKS (Cost $3,509,372)	$3,745,377

SHORT TERM INVESTMENTS - 18.4%
Money Market Funds - 18.4%
891,848	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$891,848
10,362	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	10,362

	TOTAL SHORT TERM INVESTMENTS (Cost $902,210)	$902,210

	TOTAL INVESTMENTS (Cost $4,411,582) - 95.0% (c)	$4,647,587
	Other Assets in Excess of Liabilities - 5.0%	246,722

	TOTAL NET ASSETS - 100.0%	$4,894,309

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,882,379.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Consumer Discretionary Select Sector Index	2.6215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2019	4,109	$5,077,231	$(73,663)
Total return of Consumer Discretionary Select Sector Index	2.8579% representing 1 month LIBOR rate + spread	Citibank N.A.	12/23/2019	4,864	5,347,516	550,361

					$10,424,747	$476,698

Direxion Daily Consumer Discretionary Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.4%
Money Market Funds - 65.4%
514,545	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$514,545

	TOTAL SHORT TERM INVESTMENTS (Cost $514,545) (b)	$514,545

	TOTAL INVESTMENTS (Cost $514,545) - 65.4%	$514,545
	Other Assets in Excess of Liabilities - 34.6%	272,098

	TOTAL NET ASSETS - 100.0%	$786,643

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $514,545.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4979% representing 1 month LIBOR rate + spread	Total return of Consumer Discretionary Select Sector Index	Citibank N.A.	12/12/2019	1,685	$2,031,070	$(17,594)
2.3979% representing 1 month LIBOR rate + spread	Total return of Consumer Discretionary Select Sector Index	Credit Suisse Capital LLC	12/20/2019	251	308,868	2,930

					$2,339,938	$(14,664)

Direxion Daily Consumer Staples Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 75.1%
Beverage and Tobacco Product Manufacturing - 25.8%
2,917	Altria Group, Inc.	$137,303
7,062	Coca-Cola Co.	371,673
354	Constellation Brands, Inc. Class A (a)	69,674
398	Molson Coors Brewing Co. Class B	21,488
829	Monster Beverage Corp. (a)	53,446
2,578	PepsiCo, Inc.	329,494
1,921	Philip Morris International, Inc.	160,615

		1,143,693

Chemical Manufacturing - 19.5%
521	Church & Dwight Co., Inc.	39,304
270	Clorox Co.	43,902
1,819	Colgate-Palmolive Co.	130,495
636	COTY, Inc. Class A	6,939
729	Kimberly-Clark Corp.	98,889
4,613	Procter & Gamble Co.	544,519

		864,048

Food and Beverage Stores - 0.8%
1,709	Kroger Co.	36,162

Food Manufacturing - 13.2%
1,187	Archer-Daniels-Midland Co.	48,762
409	Campbell Soup Co.	16,908
1,029	ConAgra Brands, Inc.	29,707
1,268	General Mills, Inc.	67,343
577	Hormel Foods Corp.	23,651
526	Kellogg Co.	30,624
310	Lamb Weston Holdings, Inc.	20,807
259	McCormick & Co, Inc.	41,062
2,695	Mondelez International, Inc.	144,156
295	The Hershey Co.	44,763
241	The J.M. Smucker Co.	26,797
1,318	The Kraft Heinz Co.	42,189
625	Tyson Foods, Inc. Class A	49,688

		586,457

General Merchandise Stores - 9.9%
571	Costco Wholesale Corp.	157,385
2,572	Wal-Mart Stores, Inc.	283,897

		441,282

Health and Personal Care Stores - 2.0%
1,646	Walgreens Boots Alliance, Inc.	89,691

Merchant Wholesalers, Nondurable Goods - 2.0%
352	Brown Forman Corp. Class B	19,293
1,002	Sysco Corp.	68,707

		88,000

Miscellaneous Manufacturing - 1.9%
465	Estee Lauder Companies, Inc. Class A	85,648

	TOTAL COMMON STOCKS (Cost $3,210,796)	$3,334,981

SHORT TERM INVESTMENTS - 15.3%
Money Market Funds - 15.3%
678,416	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$678,416

	TOTAL SHORT TERM INVESTMENTS (Cost $678,416)	$678,416

	TOTAL INVESTMENTS (Cost $3,889,212) - 90.4% (c)	$4,013,397
	Other Assets in Excess of Liabilities - 9.6%	425,962

	TOTAL NET ASSETS - 100.0%	$4,439,359

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,003,732.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Consumer Staples Select Sector Index	2.8979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	6,930	$4,149,613	$(11,523)
Total return of Consumer Staples Select Sector Index	2.8279% representing 1 month LIBOR rate + spread	Citibank N.A.	12/23/2019	9,764	5,371,878	474,781

					$9,521,491	$463,258

Direxion Daily Consumer Staples Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.6%
Money Market Funds - 99.6%
938,339	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$938,339

	TOTAL SHORT TERM INVESTMENTS (Cost $938,339) (b)	$938,339

	TOTAL INVESTMENTS (Cost $938,339) - 99.6%	$938,339
	Other Assets in Excess of Liabilities - 0.4%	3,839

	TOTAL NET ASSETS - 100.0%	$942,178

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $938,339.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.4979% representing 1 month LIBOR rate + spread	Total return of Consumer Staples Select Sector Index	Citibank N.A.	12/24/2019	4,726	$2,704,562	$(123,965)

Direxion Daily Energy Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 44.9%
Machinery Manufacturing - 1.3%
64,373	Baker Hughes, A GE Co.	$1,634,430
48,245	National Oilwell Varco, Inc.	1,149,196
52,668	TechnipFMC PLC	1,450,477

		4,234,103

Oil and Gas Extraction - 10.8%
62,768	Anadarko Petroleum Corp.	4,623,491
46,956	Apache Corp.	1,146,665
52,916	Cabot Oil & Gas Corp.	1,013,870
12,675	Cimarex Energy Co.	642,242
25,075	Concho Resources, Inc. (a)	2,449,326
51,908	Devon Energy Corp.	1,401,516
19,363	Diamondback Energy, Inc.	2,002,715
72,561	EOG Resources, Inc.	6,229,362
13,816	Helmerich & Payne, Inc.	686,379
102,253	Marathon Oil Corp.	1,438,700
93,513	Occidental Petroleum Corp.	4,802,828
52,213	Phillips 66	5,354,965
21,043	Pioneer Natural Resources Co.	2,904,776

		34,696,835

Petroleum and Coal Products Manufacturing - 24.9%
238,183	Chevron Corp.	29,322,709
141,284	ConocoPhillips	8,347,059
429,835	Exxon Mobil Corp.	31,962,531
19,645	HollyFrontier Corp.	977,732
82,818	Marathon Petroleum Corp.	4,670,107
52,174	Valero Energy Corp.	4,447,833

		79,727,971

Pipeline Transportation - 1.2%
151,427	Williams Companies, Inc.	3,731,161

Support Activities for Mining - 3.6%
109,258	Halliburton Co.	2,512,934
31,867	Hess Corp.	2,066,256
173,115	Schlumberger Ltd.	6,919,407

		11,498,597

Utilities - 3.1%
243,256	Kinder Morgan, Inc.	5,015,939
59,783	Noble Energy, Inc.	1,320,008
51,610	ONEOK, Inc.	3,616,829

		9,952,776

	TOTAL COMMON STOCKS (Cost $142,340,779)	$143,841,443

SHORT TERM INVESTMENTS - 42.2%
Money Market Funds - 42.2%
135,374,911	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$135,374,911

	TOTAL SHORT TERM INVESTMENTS (Cost $135,374,911)	$135,374,911

	TOTAL INVESTMENTS (Cost $277,715,690) - 87.1% (c)	$279,216,354
	Other Assets in Excess of Liabilities - 12.9%	41,293,586

	TOTAL NET ASSETS - 100.0%	$320,509,940

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $135,401,962.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	2.6879% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/5/2019	746,096	$442,345,498	$30,440,772
Total return of Energy Select Sector Index	2.8779% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	343,131	215,591,709	1,138,641
Total return of Energy Select Sector Index	2.9479% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	203,385	118,919,843	10,019,574

					$776,857,050	$41,598,987

Direxion Daily Energy Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 54.8%
Money Market Funds - 54.8%
12,229,600	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$12,229,600

	TOTAL SHORT TERM INVESTMENTS (Cost $12,229,600) (b)	$12,229,600

	TOTAL INVESTMENTS (Cost $12,229,600) - 54.8%	$12,229,600
	Other Assets in Excess of Liabilities - 45.2%	10,089,917

	TOTAL NET ASSETS - 100.0%	$22,319,517

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,229,600.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.4979% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse Capital LLC	12/10/2019	17,183	$10,863,434	$(6,277)
2.3979% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/26/2019	88,666	54,145,686	(1,858,387)

					$65,009,120	$(1,864,664)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 64.4%
Accommodation - 0.2%
114,837	Host Hotels & Resorts, Inc.	$1,997,015
31,444	Park Hotels & Resorts, Inc.	830,436
14,442	Wyndham Worldwide Corp.	679,641

		3,507,092

Administrative and Support Services - 6.4%
18,069	Broadridge Financial Solutions, Inc.	2,296,931
74,677	Colony Capital, Inc.	421,925
18,823	Equifax, Inc.	2,618,091
5,855	FactSet Research System, Inc.	1,623,592
44,549	Iron Mountain, Inc.	1,310,186
25,726	Moody’s Corp.	5,514,111
32,881	Navient Corp.	465,266
184,032	PayPal Holdings, Inc. (a)	20,317,133
27,354	Total System Services, Inc.	3,712,485
29,261	TransUnion	2,422,518
272,504	Visa, Inc. Class A	48,505,712

		89,207,950

Amusement, Gambling, and Recreation Industries - 0.3%
24,499	Global Payments, Inc.	4,113,872

Beverage and Tobacco Product Manufacturing - 0.2%
41,049	Loews Corp.	2,197,763

Credit Intermediation and Related Activities - 24.3%
62,169	Ally Financial, Inc.	2,045,982
107,146	American Express Co.	13,325,748
20,926	Ameriprise Financial, Inc.	3,044,942
25,300	Associated Banc-Corp	548,251
1,347,404	Bank of America Corp.	41,338,355
6,307	Bank of Hawaii Corp.	537,672
133,349	Bank of New York Mellon Corp.	6,256,735
18,983	Bank OZK (b)	580,500
15,172	BankUnited, Inc.	522,068
119,726	BB&T Corp.	6,169,481
5,053	BOK Financial Corp.	422,835
73,164	Capital One Financial Corp.	6,761,817
15,037	CIT Group, Inc.	760,120
362,055	Citigroup, Inc.	25,763,834
71,645	Citizens Financial Group, Inc.	2,669,493
24,003	Comerica, Inc.	1,757,020
15,558	Commerce Bancshares, Inc. (b)	946,393
1,641	Credit Acceptance Corp. (a)	784,447
50,563	Discover Financial Services	4,537,524
22,687	East West Bancorp, Inc.	1,089,203
7,812	Euronet Worldwide, Inc. (a)	1,217,969
50,618	F.N.B. Corp.	609,947
95,504	Fidelity National Information Services, Inc.	12,725,908
114,725	Fifth Third Bancorp	3,406,185
1,169	First Citizens BancShares, Inc. Class A	545,946
21,129	First Hawaiian, Inc.	565,412
48,745	First Horizon National Corp.	799,418
25,999	First Republic Bank	2,583,261
13,339	FleetCor Technologies, Inc. (a)	3,790,544
162,886	Huntington Bancshares, Inc.	2,321,125
25,591	Janus Henderson Group PLC	513,611
505,242	JPMorgan Chase & Co.	58,608,072
156,947	KeyCorp	2,883,116
1,214	LendingTree Inc. (a)	391,564
21,321	M&T Bank Corp.	3,501,974
140,607	MasterCard, Inc. Class A	38,283,068
70,840	New York Community Bancorp, Inc.	816,785
31,303	Northern Trust Corp.	3,067,694
10,182	OneMain Holdings, Inc.	422,044
18,413	PacWest Bancorp	711,294
61,978	People’s United Financial, Inc.	1,017,679
11,710	Pinnacle Financial Partners, Inc. (a)	711,265
70,603	PNC Financial Services Group, Inc.	10,089,169
14,886	Popular, Inc.	856,838
10,417	Prosperity Bancshares, Inc. (b)	722,836
158,459	Regions Financial Corp.	2,524,252
16,583	Santander Consumer USA Holdings, Inc.	446,248
8,436	Signature Bank (a)	1,075,253
67,493	SLM Corp. (a)	614,861
58,278	State Street Corp.	3,385,369
32,332	Sterling Bancorp	706,454
69,382	SunTrust Banks, Inc.	4,620,841
8,123	SVB Financial Group (a)	1,884,292
107,744	Synchrony Financial	3,865,855
23,511	Synovus Financial Corp.	897,415

25,101	TCF Financial Corp.	536,659
7,842	Texas Capital Bancshares, Inc. (a)	493,497
7,604	TFS Financial Corp.	136,568
226,392	U.S. Bancorp	12,938,303
34,426	Umpqua Holdings Corp.	601,078
14,286	Webster Financial Corp.	728,586
634,348	Wells Fargo & Co.	30,708,787
15,114	Western Alliance Bancorp (a)	747,236
67,295	Western Union Co.	1,413,195
8,783	Wintrust Financial Corp.	628,336
28,133	Zions Bancorp	1,267,954

		341,246,183

Data Processing, Hosting and Related Services - 0.8%
12,568	CoreLogic, Inc. (a)	572,724
88,307	Fiserv, Inc. (a)	9,310,207
6,728	WEX, Inc. (a)	1,467,175

		11,350,106

Forestry and Logging - 0.0% (†)
20,232	Rayonier, Inc.	587,537

Funds, Trusts, and Other Financial Vehicles - 0.1%
83,861	AGNC Investment Corp.	1,437,378
29,108	Chimera Investmentt Corp.	561,202

		1,998,580

Insurance Carriers and Related Activities - 12.9%
115,464	Aflac, Inc.	6,078,025
2,179	Alleghany Corp. (a)	1,494,206
52,052	Allstate Corp.	5,590,385
11,510	American Financial Group, Inc.	1,178,394
136,265	American International Group, Inc.	7,629,477
1,158	American National Insurance Co.	140,141
37,368	Aon PLC	7,071,894
59,923	Arch Capital Group Ltd. (a)	2,318,421
28,753	Arthur J. Gallagher & Co.	2,600,134
9,595	Assurant, Inc.	1,087,689
15,507	Assured Guaranty Ltd.	677,501
24,194	Athene Holding Ltd. (a)	988,567
45,992	AXA Equitable Holdings, Inc.	1,033,900
12,901	Axis Capital Holdings Ltd.	821,407
306,426	Berkshire Hathaway, Inc. Class B (a)	62,949,093
18,119	Brighthouse Financial, Inc. (a)	709,721
36,846	Brown & Brown, Inc.	1,323,877
71,290	Chubb Limited	10,895,964
23,801	Cincinnati Financial Corp.	2,554,561
4,406	CNA Financial Corp.	211,003
3,851	Erie Indemnity Co. Class A	857,887
6,286	Everest Re Group Ltd.	1,550,379
17,048	First American Financial Corp.	985,715
6,344	Hanover Insurance Group, Inc.	822,880
56,345	Hartford Financial Services Group, Inc.	3,247,162
9,582	Kemper Corp.	843,408
31,536	Lincoln National Corp.	2,060,562
2,126	Markel Corp. (a)	2,368,215
79,381	Marsh & McLennan Companies, Inc.	7,842,843
4,267	Mercury General Corp.	241,982
125,827	MetLife, Inc.	6,218,370
55,366	MGIC Investment Corp. (a)	711,453
44,056	Old Republic International Corp.	1,004,917
6,580	Primerica, Inc.	807,300
43,202	Principal Financial Group, Inc.	2,507,444
91,258	Progressive Corp.	7,390,073
63,505	Prudential Financial, Inc.	6,433,692
9,770	Reinsurance Group of America, Inc.	1,523,338
6,812	RenaissanceRe Holdings Ltd.	1,233,994
16,933	Torchmark Corp.	1,546,322
40,960	Travelers Companies, Inc.	6,005,555
33,093	Unum Group	1,057,321
22,477	Voya Financial, Inc.	1,262,533
22,486	W.R. Berkley Corp.	1,560,304
487	White Mountains Insurance Group Ltd.	524,012
20,175	Willis Towers Watson PLC	3,938,563

		181,900,584

Management of Companies and Enterprises - 0.1%
8,816	Cullen/Frost Bankers, Inc.	836,991

Merchant Wholesalers, Durable Goods - 0.1%
40,187	Jefferies Financial Group, Inc.	857,189

Professional, Scientific, and Technical Services - 0.5%
6,967	Alliance Data Systems Corp.	1,093,262
19,327	Extra Space Storage, Inc.	2,172,162
12,015	Jack Henry & Associates, Inc.	1,678,495
13,296	Lamar Advertising Co.	1,075,912
12,982	LPL Investment Holdings, Inc.	1,088,800
22,050	Outfront Media, Inc.	599,319

		7,707,950

Publishing Industries (except Internet) - 0.4%
4,435	Fair Isaac Corp.	1,540,808
52,079	Square, Inc. (a)	4,187,672

		5,728,480

Real Estate - 9.9%
17,461	Alexandria Real Estate Equities, Inc.	2,555,592
21,359	American Campus Communities, Inc.	998,533
40,175	American Homes 4 Rent	972,637
68,789	American Tower Corp.	14,557,128
29,932	Americold Realty Trust	1,003,620
227,561	Annaly Capital Management, Inc.	2,173,208
23,083	Apartment Investment & Management Co. Class A	1,143,532
32,814	Apple Hospitality REIT, Inc.	515,508
21,787	AvalonBay Communities, Inc.	4,548,908
24,178	Boston Properties, Inc.	3,214,465
27,225	Brandywine Realty Trust	401,569
46,380	Brixmor Property Group, Inc.	880,292
14,727	Brookfield Property REIT, Inc. Class A	284,378
14,587	Camden Property Trust	1,512,818
52,345	CBRE Group, Inc. Class A (a)	2,774,808
18,189	Columbia Property Trust, Inc.	398,885
5,729	CoreSite Realty Corp.	600,457
17,501	Corporate Office Properties Trust	488,628
22,753	Cousins Properties, Inc.	800,451
29,402	CubeSmart	998,198
32,503	Digital Realty Trust, Inc.	3,717,043
25,181	Douglas Emmett, Inc.	1,027,888
56,195	Duke Realty Corp.	1,872,979
22,873	Empire State Realty Trust, Inc.	320,451
11,704	EPR Properties	871,129
18,810	Equity Commonwealth	631,640
13,397	Equity Lifestyle Properties, Inc.	1,664,577
57,223	Equity Residential	4,514,322
10,230	Essex Property Trust, Inc.	3,091,711
11,667	Federal Realty Investment Trust	1,540,161
31,619	Gaming & Leisure Properties, Inc.	1,192,352
74,850	HCP, Inc.	2,389,961
31,837	Healthcare Trust of America, Inc. Class A	857,370
15,945	Highwoods Properties, Inc.	722,787
25,446	Hospitality Properties Trust	628,771
6,262	Howard Hughes Corp. (a)	845,370
23,730	Hudson Pacific Properties, Inc.	837,669
66,057	Invitation Homes, Inc.	1,814,586
19,093	JBG SMITH Properties	747,109
7,004	Jones Lang LaSalle, Inc.	1,020,413
15,470	Kilroy Realty Corp.	1,229,246
63,088	Kimco Realty Corp.	1,211,920
23,088	Liberty Property Trust	1,207,502
7,247	Life Storage, Inc.	706,510
22,076	Macerich Co.	729,612
68,116	Medical Properties Trust, Inc.	1,192,030
70,132	MFA Financial, Inc.	503,548
17,753	Mid-America Apartment Communities, Inc.	2,092,014
25,324	National Retail Properties, Inc.	1,322,926
64,839	New Residential Investment Corp.	1,017,324
33,391	Omega Healthcare Investors, Inc. (b)	1,212,093
31,464	Paramount Group, Inc.	435,147
98,284	Prologis, Inc.	7,922,673
23,171	Public Storage	5,624,992
49,257	Realty Income Corp.	3,409,077
26,001	Regency Centers Corp.	1,734,267
33,286	Retail Properties of America, Inc. Class A	404,758
48,103	Simon Property Group, Inc.	7,802,307
21,828	SITE Centers Corp.	311,049
13,137	SL Green Realty Corp.	1,065,148
13,573	Spirit Realty Capital, Inc. (b)	598,841
42,568	Starwood Property Trust, Inc.	988,855
13,203	Sun Communities, Inc.	1,753,490
9,129	Taubman Centers, Inc.	369,907
42,409	Two Harbors Investment Corp.	570,825
43,650	UDR, Inc.	2,010,519
56,028	Ventas, Inc.	3,770,124
152,268	VEREIT, Inc.	1,388,684
64,347	Vici Properties, Inc.	1,373,165
27,021	Vornado Realty Trust	1,737,991
18,901	Weingarten Realty Investors	527,527
63,401	Welltower, Inc.	5,269,891
116,501	Weyerhaeuser Co.	2,960,290
26,434	WP Carey, Inc.	2,287,598
8,807	Zillow Group, Inc. Class A (a)	438,941
19,302	Zillow Group, Inc. Class C (a)(b)	964,328

		139,277,023

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.7%
7,954	Affiliated Managers Group	682,374
44,752	BGC Partners, Inc.	246,584

18,543	BlackRock, Inc.	8,672,190
17,314	CBOE Holdings, Inc.	1,892,593
187,305	Charles Schwab Corp.	8,095,322
55,439	CME Group, Inc.	10,778,450
38,296	E*TRADE Financial Corp.	1,868,462
17,463	Eaton Vance Corp.	777,104
6,357	Evercore, Inc.	549,054
41,308	FNF Group	1,771,287
44,014	Franklin Resources, Inc.	1,436,177
51,547	Goldman Sachs Group, Inc.	11,347,041
11,394	Interactive Brokers Group, Inc. Class A (a)	584,056
87,094	IntercontinentalExchange, Inc.	7,652,079
61,672	Invesco Ltd. (b)	1,183,486
16,733	Lazard Ltd. Class A	647,734
13,212	Legg Mason, Inc.	497,564
5,760	MarketAxess Holdings, Inc. (a)	1,941,350
189,408	Morgan Stanley	8,440,021
3,070	Morningstar, Inc.	466,579
12,870	MSCI, Inc. Class A (a)	2,924,579
18,120	NASDAQ OMX Group, Inc.	1,746,224
19,713	Raymond James Financial, Inc.	1,590,248
38,520	S&P Global, Inc.	9,435,474
20,181	SEI Investments Co.	1,202,586
32,382	Store Capital Corp.	1,107,788
36,075	T. Rowe Price Group, Inc.	4,090,544
42,681	TD Ameritrade Holding Corp. (a)	2,180,999
7,328	Virtu Financial, Inc.	158,871

		93,966,820

Telecommunications - 1.5%
64,928	Crown Castle International Corp.	8,652,305
17,494	CyrusOne, Inc.	1,004,156
13,125	Equinix, Inc.	6,590,062
17,536	SBA Communications Corp. (a)	4,303,510

		20,550,033

	TOTAL COMMON STOCKS (Cost $855,951,446)	905,034,153

SHORT TERM INVESTMENTS - 21.6%
Money Market Funds - 21.6%
106,353,753	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$106,353,753
196,476,410	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	196,476,410

	TOTAL SHORT TERM INVESTMENTS (Cost $302,830,163)	$302,830,163

	TOTAL INVESTMENTS (Cost $1,158,781,609) - 86.0% (e)	$1,207,864,316
	Other Assets in Excess of Liabilities - 14.0%	196,764,997

	TOTAL NET ASSETS - 100.0%	$1,404,629,313

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,189,935,169.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 1000® Financial Services Index	2.7779% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	753,108	$1,221,139,046	$258,757,641
Total return of Russell 1000® Financial Services Index	2.7179% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/17/2019	394,260	752,696,780	22,927,577
Total return of Russell 1000® Financial Services Index	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	92,483	177,712,986	4,308,098
Total return of Russell 1000® Financial Services Index	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	29,717	58,409,715	103,002
Total return of Russell 1000® Financial Services Index	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	33,064	65,936,452	(792,699)
Total return of Russell 1000® Financial Services Index	2.7215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/2/2021	376,823	708,141,848	33,293,077

					$2,984,036,827	$318,596,696

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 62.7%
Money Market Funds - 62.7%
21,536,835	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$21,536,835
82,896,677	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	82,896,677

	TOTAL SHORT TERM INVESTMENTS (Cost $104,433,512) (b)	$104,433,512

	TOTAL INVESTMENTS (Cost $104,433,512) - 62.7%	$104,433,512
	Other Assets in Excess of Liabilities - 37.3%	62,173,113

	TOTAL NET ASSETS - 100.0%	$166,606,625

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $104,433,512.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4279% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/5/2019	16,950	$33,452,545	$59,701
2.5279% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Credit Suisse Capital LLC	12/10/2019	178,301	340,688,101	(10,145,320)
2.7715% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Bank of America Merrill Lynch	12/13/2019	58,443	110,810,280	(4,233,654)

					$484,950,926	$(14,319,273)

Direxion Daily Gold Miners Index Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 45.6%
22,689,022	VanEck Vectors™ Gold Miners ETF (a)	$601,259,083

	TOTAL INVESTMENT COMPANIES (Cost $610,715,265)	$601,259,083

SHORT TERM INVESTMENTS - 49.8%
Money Market Funds - 49.8%
67,416,805	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$67,416,805
587,982,580	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	587,982,580

	TOTAL SHORT TERM INVESTMENTS (Cost $655,399,385)	$655,399,385

	TOTAL INVESTMENTS (Cost $1,266,114,650) - 95.4% (c)	$1,256,658,468
	Other Assets in Excess of Liabilities - 4.6%	60,555,112

	TOTAL NET ASSETS - 100.0%	$1,317,213,580

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $710,594,857.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Vectors® Gold Miners ETF	3.1879% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2019	25,180,319	$575,667,545	$85,433,608
Total return of VanEck Vectors® Gold Miners ETF	2.8579% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2019	22,172,185	613,491,622	(26,417,836)
Total return of VanEck Vectors® Gold Miners ETF	3.2179% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/11/2019	30,085,465	646,141,352	146,965,262
Total return of VanEck Vectors® Gold Miners ETF	2.8715% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2019	21,540,983	449,428,873	118,323,950
Total return of VanEck Vectors® Gold Miners ETF	3.2079% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	6,364,204	134,241,060	32,615,932
Total return of VanEck Vectors® Gold Miners ETF	3.2079% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	13,208,000	279,609,442	65,541,736
Total return of VanEck Vectors® Gold Miners ETF	3.2079% representing 1 month LIBOR rate + spread	BNP Paribas	3/18/2020	4,256,320	95,497,898	15,852,376
Total return of VanEck Vectors® Gold Miners ETF	3.2079% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	2,996,390	63,087,272	15,833,807
Total return of VanEck Vectors® Gold Miners ETF	3.2079% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	633,328	12,936,438	3,772,257

					$2,870,101,502	$457,921,092

Direxion Daily Gold Miners Index Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.5%
Money Market Funds - 82.5%
57,422,889	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$57,422,889
215,336,371	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	215,336,371

	TOTAL SHORT TERM INVESTMENTS (Cost $272,759,260) (b)	$272,759,260

	TOTAL INVESTMENTS (Cost $272,759,260) - 82.5%	$272,759,260
	Other Assets in Excess of Liabilities - 17.5%	58,049,453

	TOTAL NET ASSETS - 100.0%	$330,808,713

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $272,759,260.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.6279% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/5/2019	11,562,603	$264,844,984	$(40,576,836)
2.8715% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/9/2019	5,737,759	119,285,396	(31,800,543)
2.4679% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse Capital LLC	12/10/2019	4,301,673	97,423,771	(16,019,049)
2.5279% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/16/2019	12,629,250	339,793,362	5,290,151
2.6379% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	2/19/2020	162,743	3,575,464	(686,532)
2.6379% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	5/20/2020	559,835	12,125,614	(2,612,542)
2.6379% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	8/19/2020	1,500,000	41,132,657	1,400,740
2.6379% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	8/19/2020	1,000,000	26,494,700	(5,300)

					$904,675,948	$(85,009,911)

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 65.1%
985,986	Health Care Select Sector SPDR® Fund (a)	$89,862,764

	TOTAL INVESTMENT COMPANIES (Cost $87,251,360)	$89,862,764

SHORT TERM INVESTMENTS - 24.2%
Money Market Funds - 24.2%
13,666,571	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$13,666,571
19,743,639	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	19,743,639

	TOTAL SHORT TERM INVESTMENTS (Cost $33,410,210)	$33,410,210

	TOTAL INVESTMENTS (Cost $120,661,570) - 89.3% (c)	$123,272,974
	Other Assets in Excess of Liabilities - 10.7%	14,697,479

	TOTAL NET ASSETS - 100.0%	$137,970,453

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $113,568,660.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	2.6979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2019	94,998	$85,502,410	$1,188,872
Total return of Health Care Select Sector Index	2.6215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2019	82,556	76,787,434	(1,478,384)
Total return of Health Care Select Sector Index	2.8879% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	177,014	153,229,075	7,442,296

					$315,518,919	$7,152,784

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 71.6%
Building Material and Garden Equipment and Supplies Dealers - 6.8%
12,674	Lowe’s Companies, Inc.	$1,285,143
2,053	Lumber Liquidators Holdings, Inc. (a)	18,005
6,136	The Home Depot, Inc.	1,311,202
2,754	Tile Shop Holdings, Inc.	7,133

		2,621,483

Chemical Manufacturing - 0.9%
4,185	Trex Company, Inc. (a)	342,124

Construction of Buildings - 41.8%
7,509	Beazer Homes USA, Inc. (a)	88,005
6,464	Century Communities, Inc. (a)	178,212
79,573	D.R. Horton, Inc.	3,654,788
19,809	KB Home	520,382
3,715	Lennar Corp.	141,170
66,881	Lennar Corp. Class A	3,181,529
4,406	LGI Homes, Inc. (a)	309,698
11,533	M.D.C Holdings, Inc.	416,803
6,459	M/I Homes, Inc. (a)	228,455
8,427	Meritage Homes Corp. (a)	529,300
791	NVR, Inc. (a)	2,645,215
59,743	PulteGroup, Inc.	1,882,502
25,159	Taylor Morrison Home Corp. (a)	566,581
31,015	Toll Brothers, Inc.	1,115,609
33,323	TRI Pointe Group, Inc. (a)	456,192
7,731	William Lyon Homes (a)	151,837

		16,066,278

Fabricated Metal Product Manufacturing - 0.6%
4,174	PGT Innovations, Inc. (a)	67,285
2,876	Simpson Manufacturing Company, Inc.	177,622

		244,907

Furniture and Home Furnishings Stores - 0.4%
4,146	Floor & Decor Holdings, Inc. (a)	162,316

Furniture and Related Product Manufacturing - 2.3%
1,768	Ethan Allen Interiors, Inc.	36,385
20,997	Masco Corp.	856,048

		892,433

Merchant Wholesalers, Durable Goods - 7.3%
4,898	Beacon Roofing Supply, Inc. (a)	177,455
8,270	Builders FirstSource, Inc. (a)	142,079
10,006	Fortune Brands Home & Security, Inc.	549,730
9,390	Leggett & Platt, Inc.	375,318
2,526	Lennox International, Inc.	647,868
4,403	Mohawk Industries, Inc. (a)	549,010
2,305	Watsco, Inc.	374,839

		2,816,299

Merchant Wholesalers, Nondurable Goods - 3.5%
2,576	The Sherwin Williams Co.	1,321,591

Nonmetallic Mineral Product Manufacturing - 1.9%
3,156	Eagle Materials, Inc.	261,254
7,765	Owens Corning	450,370

		711,624

Primary Metal Manufacturing - 0.1%
2,370	Quanex Building Products Corp.	44,129

Specialty Trade Contractors - 2.4%
4,923	Installed Building Products, Inc. (a)	262,297
8,066	TopBuild Corp. (a)	654,395

		916,692

Wood Product Manufacturing - 3.6%
1,073	American Woodmark Corp.	91,044
2,005	Cavco Industries, Inc. (a)	355,587
4,756	JELD-WEN Holding, Inc. (a)	104,204
8,830	Louisiana-Pacific Corp.	230,816
1,829	Masonite International Corp. (a)	97,486
11,683	Skyline Champion Corp.	332,965
4,387	Universal Forest Products, Inc.	177,366

		1,389,468

	TOTAL COMMON STOCKS (Cost $28,493,969)	$27,529,344

SHORT TERM INVESTMENTS - 17.6%
Money Market Funds - 17.6%
4,097,057	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$4,097,057
2,667,677	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	2,667,677

	TOTAL SHORT TERM INVESTMENTS (Cost $6,764,734)	$6,764,734

	TOTAL INVESTMENTS (Cost $35,258,703) - 89.2% (c)	$34,294,078
	Other Assets in Excess of Liabilities - 10.8%	4,134,123

	TOTAL NET ASSETS - 100.0%	$38,428,201

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,459,159.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Home Construction Index	2.6979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	5,385	$32,978,523	$4,171,351
Total return of Dow Jones U.S. Select Home Construction Index	2.8879% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	3,281	22,374,207	371,704
Total return of Dow Jones U.S. Select Home Construction Index	2.6715% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/27/2020	3,961	27,253,033	220,967

					$82,605,763	$4,764,022

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 63.9%
Administrative and Support Services - 2.7%
165	Equifax, Inc.	$22,950
499	IHS Markit Ltd. (Engalnd) (a)	32,146
164	Robert Half International, Inc.	9,907
202	Rollins, Inc.	6,773
536	Waste Management, Inc.	62,712

		134,488

Air Transportation - 2.8%
169	Alaska Air Group, Inc.	10,708
550	American Airlines Group, Inc.	16,780
822	Delta Air Lines, Inc.	50,175
684	Southwest Airlines Co.	35,247
308	United Continental Holdings, Inc. (a)	28,308

		141,218

Apparel Manufacturing - 0.6%
116	Cintas Corp.	30,211

Building Material and Garden Equipment and Supplies Dealers - 0.5%
786	Fastenal Co.	24,209

Computer and Electronic Product Manufacturing - 5.9%
405	Fortive Corp.	30,800
1,097	Johnson Controls International PLC ADR (Ireland)	46,557
303	L3 Harris Technologies, Inc.	62,903
233	Northrop Grumman Corp.	80,518
384	Raytheon Co.	69,999

		290,777

Couriers and Messengers - 3.4%
331	FedEx Corp.	56,445
957	United Parcel Service, Inc. Class B	114,333

		170,778

Electrical Equipment, Appliance, and Component Manufacturing - 3.3%
195	A.O. Smith Corp.	8,863
312	AMETEK, Inc.	27,958
582	Eaton Corp PLC ADR (Ireland)	47,834
845	Emerson Electric Co.	54,824
164	Rockwell Automation, Inc.	26,368

		165,847

Fabricated Metal Product Manufacturing - 1.4%
178	Parker Hannifin Corp.	31,164
216	Pentair PLC (Ireland)	8,383
209	Stanley Black & Decker, Inc.	30,847

		70,394

Furniture and Related Product Manufacturing - 0.3%
405	Masco Corp.	16,512

Machinery Manufacturing - 9.4%
792	Caterpillar, Inc.	104,283
199	Cummins, Inc.	32,636
437	Deere & Co.	72,389
180	Flowserve Corp.	9,005
12,015	General Electric Co.	125,557
333	Ingersoll-Rand PLC ADR (Ireland)	41,179
142	Roper Technologies, Inc.	51,638
76	Snap-on, Inc.	11,598
247	Xylem, Inc.	19,832

		468,117

Merchant Wholesalers, Durable Goods - 6.8%
792	3M Co.	138,378
194	Fortune Brands Home & Security, Inc.	10,659
1,002	Honeywell International, Inc.	172,805
57	Huntington Ingalls Industries, Inc.	13,013

		334,855

Merchant Wholesalers, Nondurable Goods - 1.3%
415	Illinois Tool Works, Inc.	64,005

Miscellaneous Manufacturing - 0.7%
199	Dover Corp.	19,273
323	Textron, Inc.	15,924

		35,197

Nonstore Retailers - 0.8%
276	Copart, Inc. (a)	21,398
62	W.W. Grainger, Inc.	18,044

		39,442

Primary Metal Manufacturing - 0.3%
554	Arconic, Inc.	13,872

Professional, Scientific, and Technical Services - 1.2%
162	Jacobs Engineering Group, Inc.	13,367
488	Nielsen Holdings PLC	11,302
225	Verisk Analytics, Inc. Class A	34,137

		58,806

Rail Transportation - 6.8%
1,065	CSX Corp.	74,976
138	Kansas City Southern Railway Co.	17,076
368	Norfolk Southern Corp.	70,332
975	Union Pacific Corp.	175,452

		337,836

Rental and Leasing Services - 0.3%
110	United Rentals, Inc. (a)	13,920

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
130	Allegion Public Ltd. Co. ADR (Ireland)	13,460

Specialty Trade Contractors - 0.1%
194	Quanta Services, Inc.	7,259

Support Activities for Transportation - 0.7%
188	C.H. Robinson Worldwide, Inc.	15,741
236	Expeditors International of Washington, Inc.	18,019

		33,760

Transportation Equipment Manufacturing - 13.5%
721	Boeing Co.	245,991
372	General Dynamics Corp.	69,170
338	Lockheed Martin Corp.	122,413
477	Paccar, Inc.	33,457
67	TransDigm Group, Inc. (a)	32,525
1,114	United Technologies Corp.	148,830
218	Wabtec Corp.	16,934

		669,320

Truck Transportation - 0.3%
120	J.B. Hunt Transport Services, Inc.	12,284

Waste Management and Remediation Services - 0.5%
296	Republic Services, Inc.	26,240

	TOTAL COMMON STOCKS (Cost $2,983,726)	$3,172,807

SHORT TERM INVESTMENTS - 21.2%
Money Market Funds - 21.2%
1,049,729	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$1,049,729

	TOTAL SHORT TERM INVESTMENTS (Cost $1,049,729)	$1,049,729

	TOTAL INVESTMENTS (Cost $4,033,455) - 85.1% (c)	$1,072,679
	Other Assets in Excess of Liabilities - 14.9%	3,887,912

	TOTAL NET ASSETS - 100.0%	$4,960,591

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,367,412.

ADR	- American Depository Recepit

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Industrials Select Sector Index	2.6979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/17/2019	8,929	$6,410,246	$540,127
Total return of Industrials Select Sector Index	2.8879% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	3,005	2,349,806	(4,793)
Total return of Industrials Select Sector Index	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	11/18/2020	636	479,720	16,325
Total return of Industrials Select Sector Index	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	1,510	1,125,308	51,637
Total return of Industrials Select Sector Index	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	1/20/2021	662	507,207	9,014
Total return of Industrials Select Sector Index	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	1/20/2021	246	194,113	(2,051)

					$11,066,400	$610,259

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 25.8%
5,774,994	VanEck VectorsTM Junior Gold Miners ETF (a)	$216,793,275

	TOTAL INVESTMENT COMPANIES (Cost $211,556,838)	$216,793,275

SHORT TERM INVESTMENTS - 57.6%
Money Market Funds - 57.6%
482,812,991	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$482,812,991

	TOTAL SHORT TERM INVESTMENTS (Cost $482,812,991)	$482,812,991

	TOTAL INVESTMENTS (Cost $694,369,829) - 83.4% (c)	$699,606,266
	Other Assets in Excess of Liabilities - 16.6%	139,101,897

	TOTAL NET ASSETS - 100.0%	$838,708,163

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $483,639,921.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.0379% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2019	21,233,488	$752,586,132	$42,441,962
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.2279% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2019	6,802,467	269,836,452	(14,573,838)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.1379% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/26/2019	19,501,351	591,148,359	136,101,864
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.1879% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	2,781,173	87,309,885	15,908,530
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.1879% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	5,280,959	164,894,262	30,601,918
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.1879% representing 1 month LIBOR rate + spread	BNP Paribas	3/18/2020	1,800,000	57,117,130	9,697,744
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.1879% representing 1 month LIBOR rate + spread	BNP Paribas	4/15/2020	500,000	16,144,842	2,456,498
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.1879% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	651,098	19,540,342	4,716,108
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.1879% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	1,000,000	31,069,318	6,307,186
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.1879% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	1,704,995	58,370,807	5,419,039

					$2,048,017,529	$239,077,011

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.7%
Money Market Funds - 79.7%
118,817,954	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$118,817,954

	TOTAL SHORT TERM INVESTMENTS (Cost $118,817,954) (b)	$118,817,954

	TOTAL INVESTMENTS (Cost $118,817,954) - 79.7%	$118,817,954
	Other Assets in Excess of Liabilities - 20.3%	30,196,763

	TOTAL NET ASSETS - 100.0%	$149,014,717

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $118,817,954.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.6279% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/5/2019	4,910,250	$187,432,739	$3,150,599
2.5279% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/09/2019	2,418,827	82,447,834	(8,203,009)
2.4379% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse Capital LLC	12/10/2019	2,570,518	80,711,251	(15,312,522)
2.6379% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	2/19/2020	333,916	10,666,829	(1,717,144)
2.6379% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	3/18/2020	237,505	7,600,254	(1,232,496)
2.6379% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	4/15/2020	500,000	16,025,191	(2,575,181)
2.6379% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	5/20/2020	94,225	2,843,711	(670,637)
2.6379% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	7/15/2020	845,298	28,934,551	(2,709,154)

					$416,662,360	$(29,269,544)

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 67.8%
Accommodation - 1.3%
19,130	Host Hotels & Resorts, Inc.	$332,671
5,207	Park Hotels & Resorts, Inc.	137,517
5,897	Sunstone Hotel Investors, Inc.	77,899
2,910	Xenia Hotels & Resorts, Inc.	62,361

		610,448

Administrative and Support Services - 0.7%
12,034	Colony Capital, Inc.	67,992
3,066	CoreCivic, Inc.	52,030
7,398	Iron Mountain, Inc.	217,575

		337,597

Broadcasting (except Internet) - 0.2%
1,260	Ryman Hospitality Properties, Inc.	94,500

Credit Intermediation and Related Activities - 0.1%
168	Altisource Portfolio Solutions S.A. (a)	3,528
1,316	Front Yard Residential Corp.	15,805
1,601	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	43,948

		63,281

Diversified Financials - 0.1%
602	Marcus & Millichap, Inc. (a)	19,986

Forestry and Logging - 0.2%
3,345	Rayonier, Inc. (a)	97,139

Funds, Trusts, and Other Financial Vehicles - 3.7%
2,107	Acadia Realty Trust	59,143
970	Agree Realty Corp.	64,845
59	Alexander’s, Inc.	22,096
2,480	Ashford Hospitality Trust, Inc.	6,721
2,302	Cedar Realty Trust, Inc.	6,400
1,570	Chesapeake Lodging Trust	43,128
331	CorEnergy Infrastructure Trust, Inc. (a)	13,396
5,203	Diamondrock Hospitality Co.	52,394
1,572	Easterly Government Properties, Inc.	29,664
942	EastGroup Properties, Inc.	113,492
3,271	First Industrial Realty Trust, Inc.	124,919
2,770	Franklin Street Properties Corp.	22,326
897	Getty Realty Corp.	26,892
761	Gladstone Commercial Corp.	16,179
3,237	Healthcare Realty Trust, Inc.	103,519
2,306	Independence Realty Trust, Inc.	28,479
1,761	iStar, Inc. (a)(b)	23,245
5,464	Lexington Realty Trust	53,930
1,025	LTC Properties, Inc.	47,242
2,275	Monmouth Real Estate Investment Corp. Class A	31,372
1,104	National Health Investors, Inc.	87,636
2,124	New Senior Investment Group, Inc.	15,144
376	One Liberty Properties, Inc.	10,776
3,367	Pebblebrook Hotel Trust	94,242
1,745	Pennsylvania REIT (b)	10,435
1,079	Preferred Apartment Communities, Inc.	15,635
530	PS Business Parks, Inc.	92,750
4,526	RLJ Lodging Trust	78,209
352	Saul Centers, Inc.	19,286
6,142	Senior Housing Properties Trust	50,364
3,730	SITE Centers Corp.	53,153
2,225	Spirit Realty Capital, Inc.	98,167
2,427	Tanger Factory Outlet Centers, Inc. (b)	38,541
876	UMH Properties, Inc.	11,519
337	Universal Health Realty Income Trust	31,058
773	Urstadt Biddle Properties, Inc. Class A	16,689
2,065	Washington REIT	55,652

		1,668,638

Insurance Carriers and Related Activities - 0.1%
714	Braemar Hotels & Resorts, Inc.	6,512

Paper Manufacturing - 0.1%
1,753	PotlatchDeltic Corp. (a)	64,545

Professional, Scientific, and Technical Services - 1.5%
3,289	Extra Space Storage, Inc.	369,651
2,200	Lamar Advertising Co. (a)	178,024
487	NexPoint Residential Trust, Inc.	21,019
3,636	Outfront Media, Inc. (a)	98,826

		667,520

Real Estate - 51.8%
2,912	Alexandria Real Estate Equities, Inc.	426,200
1,263	American Assets Trust, Inc.	58,603
3,540	American Campus Communities, Inc.	165,495
6,883	American Homes 4 Rent	166,637
11,397	American Tower Corp. (a)	2,411,833
4,523	Americold Realty Trust	151,656
3,813	Apartment Investment & Management Co. Class A	188,896
5,491	Apple Hospitality REIT, Inc.	86,264
1,300	Armada Hoffler Properties, Inc.	22,009
3,578	AvalonBay Communities, Inc.	747,051
3,990	Boston Properties, Inc.	530,471
4,542	Brandywine Realty Trust	66,995
7,715	Brixmor Property Group, Inc.	146,431
2,497	Camden Property Trust	258,964
1,269	CatchMark Timber Trust, Inc. (a)	12,893
8,366	CBRE Group, Inc. Class A (a)	443,482
1,203	Chatham Lodging Trust	21,485
1,022	City Office REIT, Inc. (a)	12,652
3,020	Columbia Property Trust, Inc.	66,229
462	Community Healthcare Trust, Inc.	18,984
1,079	CorePoint Lodging, Inc.	12,657
948	CoreSite Realty Corp.	99,360
2,849	Corporate Office Properties Trust	79,544
3,754	Cousins Properties, Inc.	132,066
4,835	CubeSmart	164,148
2,518	Cushman & Wakefield plc (a)	49,957
5,369	Digital Realty Trust, Inc.	613,999
4,178	Douglas Emmett, Inc.	170,546
9,281	Duke Realty Corp.	309,336
3,844	Empire State Realty Trust, Inc.	53,854
1,921	EPR Properties	142,980
3,141	Equity Commonwealth	105,475
2,207	Equity Lifestyle Properties, Inc.	274,220
9,557	Equity Residential	753,952
1,884	Essential Properties Realty Trust, Inc.	39,790
1,697	Essex Property Trust, Inc.	512,867
551	eXp World Holdings, Inc. (a)	5,824
1,921	Federal Realty Investment Trust	253,591
1,289	Five Point Holdings, LLC (a)	10,067
271	Forestar Group, Inc. (a)	5,599
1,766	Four Corners Property Trust, Inc.	47,576
182	FRP Holdings, Inc. (a)	9,024
5,268	Gaming & Leisure Properties, Inc.	198,656

2,166	Global Net Lease, Inc.	42,280
12,343	HCP, Inc.	394,112
5,303	Healthcare Trust of America, Inc. Class A	142,810
962	Hersha Hospitality Trust	15,026
2,675	Highwoods Properties, Inc.	121,258
4,248	Hospitality Properties Trust	104,968
1,055	Howard Hughes Corp. (a)	142,425
3,987	Hudson Pacific Properties, Inc.	140,741
1,681	Industrial Logistics Properties Trust	35,940
286	Innovative Industrial Properties, Inc. (b)	30,222
304	Investors Real Estate Trust	19,380
11,511	Invitation Homes, Inc.	316,207
3,009	JBG SMITH Properties	117,742
528	Jernigan Capital, Inc. (a)	10,476
1,331	Jones Lang LaSalle, Inc. (a)	193,913
3,330	Kennedy-Wilson Holdings, Inc. (a)	71,662
2,608	Kilroy Realty Corp.	207,232
10,887	Kimco Realty Corp.	209,139
2,166	Kite Realty Group Trust	34,461
3,822	Liberty Property Trust	199,891
1,205	Life Storage, Inc.	117,475
2,918	Macerich Co.	96,440
2,333	Mack-Cali Realty Corp.	55,479
11,357	Medical Properties Trust, Inc.	198,748
2,337	MGM Growth Properties LLC	69,783
2,942	Mid-America Apartment Communities, Inc.	346,685
4,175	National Retail Properties, Inc.	218,102
1,465	National Storage Affiliates Trust	44,375
3,410	Newmark Group, Inc. (a)	33,623
1,030	Northstar Realty Europe Corp.	17,510
1,242	Office Properties Income Trust	34,987
5,541	Omega Healthcare Investors, Inc. (b)	201,138
4,820	Paramount Group, Inc.	66,661
4,713	Physicians Realty Trust	81,111
3,245	Piedmont Office Realty Trust, Inc. Class A	67,528
16,285	Prologis, Inc.	1,312,734
4,057	Public Storage	984,877
1,421	QTS Realty Trust, Inc. Class A	65,764
2,932	Realogy Holdings Corp. (a)	15,276
7,848	Realty Income Corp.	543,160
1,870	Redfin Corp. (a)	33,735
4,328	Regency Centers Corp.	288,678
2,945	Retail Opportunity Investments Corp.	53,422
5,515	Retail Properties of America, Inc. Class A	67,062
382	Retail Value, Inc.	14,378
2,501	Rexford Industrial Realty, Inc.	103,541
2,071	RPT Realty	25,370
4,607	Sabra Health Care REIT, Inc.	95,088
875	Seritage Growth Properties	36,549
7,982	Simon Property Group, Inc.	1,294,680
2,162	SL Green Realty Corp.	175,295
1,111	Spirit MTA REIT (b)	9,343
933	St Joe Co. (a)	17,951
2,907	Stag Industrial, Inc.	86,396
2,707	Summit Hotel Properties, Inc.	30,075
2,231	Sun Communities, Inc.	296,299
1,579	Taubman Centers, Inc.	63,981
570	Tejon Ranch Co. (a)	10,562
1,579	Terreno Realty Corp.	77,150
3,119	The GEO Group, Inc.	55,549
393	The RMR Group LLC (a)	19,351
7,120	UDR, Inc.	327,947
4,624	Uniti Group, Inc. (a)	38,934
2,954	Urban Edge Properties	49,420
9,202	Ventas, Inc.	619,203
25,003	VEREIT, Inc.	228,027
10,456	Vici Properties, Inc.	223,131
4,430	Vornado Realty Trust	284,938
4,807	Washington Prime Group, Inc. (b)	17,449
3,150	Weingarten Realty Investors	87,917
9,982	Welltower, Inc.	829,704
19,287	Weyerhaeuser Co. (a)	490,082
925	Whitestone REIT	11,794
4,291	WP Carey, Inc.	371,343

		23,604,003

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
2,740	American Finance Trust, Inc.	32,086
2,295	CareTrust REIT, Inc.	53,313
459	RE/MAX Holdings, Inc. (a)	13,348
5,220	Store Capital Corp.	178,576

		277,323

Telecommunications - 7.3%
10,736	Crown Castle International Corp. (a)	1,430,679
2,797	CyrusOne, Inc.	160,548
2,085	Equinix, Inc.	1,046,878
2,905	SBA Communications Corp. (a)	712,916

		3,351,021

Water Transportation - 0.1%
1,769	Alexander & Baldwin, Inc.	41,589

	TOTAL COMMON STOCKS (Cost $27.424,571)	$30,904,102

SHORT TERM INVESTMENTS - 25.3%
Money Market Funds - 25.3%
85,812	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$85,812
11,487,099	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	11,487,099

	TOTAL SHORT TERM INVESTMENTS (Cost $11,572,911)	$11,572,911

	TOTAL INVESTMENTS (Cost $38,997,482) - 93.1% (e)	$42,477,013
	Other Assets in Excess of Liabilities - 6.9%	3,168,127

	TOTAL NET ASSETS - 100.0%	$45,645,140

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,602,713.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Total return of MSCI US IMI Real Estate 25/50 Index	2.6243% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	37,793	$40,578,344	$—
Total return of Total return of MSCI US IMI Real Estate 25/50 Index	2.8941% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2019	28,000	30,066,198	(2,598)
Total return of Total return of MSCI US IMI Real Estate 25/50 Index	2.7243% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	33,000	35,432,100	—

					$106,076,642	$(2,598)

Direxion Daily MSCI Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.6%
Money Market Funds - 68.6%
12,012,416	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$12,012,416

	TOTAL SHORT TERM INVESTMENTS (Cost $12,012,416) (b)	$12,012,416

	TOTAL INVESTMENTS (Cost -$12,012,416) - 68.6%	$12,012,416
	Other Assets in Excess of Liabilities - 31.4%	5,488,340

	TOTAL NET ASSETS - 100.0%	$17,500,756

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,012,416.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
2.4243% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	UBS Securities LLC	12/2/2019	36,798	$39,510,013	$—
2.6941% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Bank of America Merrill Lynch	12/13/2019	12,100	12,991,770	—

					$52,501,783	$—

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 58.4%
Mining (except Oil and Gas) - 2.7%
101,392	CNX Resources Corp. (a)	$833,442

Oil and Gas Extraction - 40.7%
38,698	Cabot Oil & Gas Corp.	741,454
16,929	Cimarex Energy Co.	857,792
11,814	Comstock Resources Inc. (a)(b)	80,690
9,876	Concho Resources, Inc. (a)	964,688
27,660	Continental Resources, Inc. (a)	1,028,122
38,482	Devon Energy Corp.	1,039,014
183,715	Encana Corp.	839,577
102,972	Enerplus Corp.	681,675
52,906	EQT Corp.	799,410
106,761	Gulfport Energy Corp. (a)	403,557
6,375	Hess Midstream Partners LP	128,520
58,893	Matador Resources Co. (a)(b)	1,038,284
29,988	PDC Energy, Inc. (a)	861,555
103,690	QEP Resources, Inc. (a)	513,265
123,809	Range Resources Corp. (b)	704,473
64,456	SM Energy Co.	642,626
38,928	Vermilion Energy, Inc. (b)	698,368
21,412	Western Midstream Partners LP	578,124

		12,601,194

Petroleum and Coal Products Manufacturing - 3.0%
38,959	Murphy Oil Corp.	936,574

Pipeline Transportation - 3.0%
18,179	CNX Midstream Partners LP (b)	285,047
31,556	Enable Midstream Partners LP	439,575
26,830	Summit Midstream Partners LP (b)	210,884

		935,506

Support Activities for Mining - 5.8%
147,365	Antero Resources Corp. (a)	679,353
123,202	SRC Energy, Inc. (a)	502,664
40,039	Unit Corp. (a)	260,254
79,766	W&T Offshore, Inc.	358,149

		1,800,420

Utilities - 3.2%
45,245	Noble Energy, Inc.	999,010

	TOTAL COMMON STOCKS (Cost $20,349,577)	$18,106,146

MASTER LIMITED PARTNERSHIPS - 5.2%
Pipeline Transportation - 5.2%
15,836	DCP Midstream Partners LP	467,795
2,120	EQT Midstream Partners LP	81,641
22,786	MPLX LP	668,769
9,334	TC Pipelines LP	377,934
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,610,988)	$1,596,139

SHORT TERM INVESTMENTS - 53.5%
Money Market Funds - 53.5%
383,377	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$383,377
16,207,880	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	16,207,880

	TOTAL SHORT TERM INVESTMENTS (Cost $16,591,257)	$16,591,257

	TOTAL INVESTMENTS (Cost $38,551,822) - 117.1% (e)	$36,293,542
	Liabilities in Excess of Other Assets - (17.1)%	(5,295,478)

	TOTAL NET ASSETS - 100.0%	$30,998,064

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,344,817.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of ISE-Revere Natural Gas IndexTM	2.8679% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2019	2,519,600	$42,192,964	$(2,045,005)
Total return of ISE-Revere Natural Gas IndexTM	2.8979% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	1,058,242	17,826,087	(971,718)
Total return of ISE-Revere Natural Gas IndexTM	2.4479% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	801,453	16,010,081	(3,272,442)
Total return of ISE-Revere Natural Gas IndexTM	2.4479% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	217,256	4,357,817	(907,966)

					$80,386,949	$(7,197,131)

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 83.3%
Money Market Funds - 83.3%
3,403,430	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$3,403,430

	TOTAL SHORT TERM INVESTMENTS (Cost $3,403,430) (b)	$3,403,430

	TOTAL INVESTMENTS (Cost $3,403,430) - 83.3%	$3,403,430
	Other Assets in Excess of Liabilities - 16.7%	680,076

	TOTAL NET ASSETS - 100.0%	$4,083,506

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,403,430.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4298% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Credit Suisse Capital LLC	12/19/2019	280,138	$4,173,216	$(297,744)
2.4979% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Citibank N.A.	2/20/2020	198,196	4,261,214	1,103,300
1.9479% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	BNP Paribas	5/20/2020	217,755	4,393,524	929,367
1.9479% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	BNP Paribas	6/17/2020	72,217	1,423,704	275,112

					$14,251,658	$2,010,035

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 77.1%
Chemical Manufacturing - 64.4%
5,861	Aerie Pharmaceuticals, Inc. (a)	$127,008
15,872	Akorn, Inc. (a)	59,044
3,168	Allergan PLC ADR (Ireland)	508,464
1,379	Amphastar Pharmaceuticals, Inc. (a)	27,787
803	ANI Pharmaceuticals, Inc. (a)	67,926
7,721	Bristol-Myers Squibb Co.	342,889
5,601	Catalent, Inc. (a)	316,400
7,548	Corcept Therapeutics, Inc. (a)	84,990
11,494	Elanco Animal Health, Inc. (a)	378,842
3,286	Eli Lilly & Co.	358,010
54,642	Endo International PLC (a)	173,215
15,602	Horizon Therapeutics PLC (a)	388,334
7,767	Innoviva, Inc. (a)	92,272
2,816	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	392,494
2,621	Johnson & Johnson	341,307
33,352	Mallinckrodt PLC (a)	227,127
4,436	Merck & Co., Inc.	368,144
21,576	Mylan NV (a)	450,938
10,995	Nektar Therapeutics (a)	312,918
4,487	Omeros Corp. (a)	69,593
4,276	Pacira Pharmaceuticals, Inc. (a)	187,674
8,505	Perrigo Co. PLC ADR (Ireland)	459,355
8,588	Pfizer, Inc.	333,558
3,835	Prestige Consumer Healthcare, Inc. (a)	132,691
3,672	Revance Therapeutics, Inc. (a)	46,194
5,329	Supernus Pharmaceuticals, Inc. (a)	177,829
40,910	TherapeuticsMD, Inc.	87,956
2,253	Tricida, Inc. (a)	71,105
3,315	Zoetis, Inc. (a)	380,860

		6,964,924

Management of Companies and Enterprises - 0.6%
3,079	Theravance Biopharma, Inc. (a)	64,197

Merchant Wholesalers, Nondurable Goods - 0.4%
1,379	Phibro Animal Health Corp. (a)	42,928

Miscellaneous Manufacturing - 0.6%
3,099	Intersect ENT, Inc. (a)	61,267

Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
12,411	Amneal Pharmaceuticals, Inc. (a)	45,424
8,036	Axsome Therapeutics, Inc. (a)	204,918
4,114	Collegium Pharmaceutical, Inc. (a)	45,131
4,994	MyoKardia, Inc. (a)	271,823
2,123	Reata Pharmaceuticals, Inc. (a)	192,450
5,294	Zogenix, Inc. (a)	255,012

		1,014,758

Professional, Scientific, and Technical Services - 1.7%
12,799	CymaBay Therapeutics, Inc. (a)	79,098
2,884	Intra-Cellular Therapies, Inc. (a)	24,081
3,584	Wave Life Sciences Ltd. (a)	76,734

		179,913

	TOTAL COMMON STOCKS (Cost $8,378,455)	$8,327,987

SHORT TERM INVESTMENTS - 31.4%
Money Market Funds - 31.4%
3,398,019	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$3,398,019

	TOTAL SHORT TERM INVESTMENTS (Cost $3,398,019)	$3,398,019

	TOTAL INVESTMENTS (Cost $11,776,474) - 108.5% (c)	$11,726,006
	Liabilities in Excess of Other Assets - (8.5)%	(917,763)

	TOTAL NET ASSETS - 100.0%	$10,808,243

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,858,004.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Pharmaceuticals Select Industry Index	2.6243% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	2,728	$11,925,206	$—
Total return of S&P Pharmaceuticals Select Industry Index	2.7243% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	2,824	12,344,862	—

					$24,270,068	$—

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 62.8%
Credit Intermediation and Related Activities - 59.0%
7,531	Associated Banc-Corp	$163,197
1,656	Atlantic Union Bankshares Corp.	62,978
3,381	BancorpSouth Bank	101,058
1,384	Bank of Hawaii Corp.	117,986
6,441	Bank OZK	196,966
5,161	BankUnited, Inc.	177,590
1,237	Banner Corp.	73,305
6,577	BB&T Corp.	338,913
1,212	BOK Financial Corp.	101,420
8,755	Cadence Bancorp	150,061
274	Carolina Financial Corp.	9,623
3,078	Cathay General Bancorp	114,563
4,564	CenterState Bank Corp.	110,996
856	Central Pacific Financial Corp.	25,226
4,497	Chemical Financial Corp.	189,054
4,272	CIT Group, Inc.	215,950
9,415	Citizens Financial Group, Inc.	350,803
2,144	Columbia Banking System, Inc.	80,850
4,689	Comerica, Inc.	343,235
2,762	Commerce Bancshares, Inc.	168,012
1,183	Community Bank System, Inc.	78,066
587	ConnectOne Bancorp, Inc.	13,419
1,040	Customers Bancorp, Inc. (a)	21,445
2,732	CVB Financial Corp.	60,131
1,052	Eagle Bancorp, Inc.	42,406
6,675	East West Bancorp, Inc.	320,467
664	Enterprise Financial Services Corp.	27,675
303	FB Financial Corp.	11,517
13,896	F.N.B. Corp.	167,447
12,020	Fifth Third Bancorp	356,874
10,367	First BanCorp	111,549
512	FIRST BANCORP N C	18,913
252	First Citizens BancShares, Inc. Class A	117,689
2,567	First Commonwealth Financial Corp.	35,348
2,307	First Financial Bancorp	58,805
3,602	First Financial Bankshares, Inc.	117,965
7,134	First Hawaiian, Inc.	190,906
18,239	First Horizon National Corp.	299,120
1,257	First Merchants Corp.	49,538
3,634	First Midwest Bancorp, Inc.	78,603
3,417	First Republic Bank	339,513
6,181	Fulton Financial Corp.	105,077
1,804	Glacier Bancorp, Inc.	75,606
2,234	Great Western Bancorp, Inc.	75,554
3,080	Hancock Holding Co.	127,882
1,048	Hanmi Financial Corp. Class A	22,522
491	Heartland Financial USA, Inc.	23,612
766	Heritage Commerce Corp.	9,475
785	Heritage Financial Corp.	22,388
4,408	Home Bancshares, Inc.	86,705
4,087	Hope Bancorp, Inc.	60,283
24,642	Huntington Bancshares, Inc.	351,148
2,366	IBERIABANK Corp.	185,897
926	Independent Bank Corp. (Massachusetts)	72,006
627	Independent Bank Corp. (Michigan)	13,631
1,221	Independent Bank Group, Inc.	69,365
1,175	International Bancshares Corp.	44,215
15,581	Investors Bancorp, Inc.	177,000
19,196	KeyCorp	352,631
699	Lakeland Bancorp, Inc.	11,450
1,938	LegacyTexas Financial Group, Inc.	82,830
898	Live Oak Bancshares, Inc.	17,484
1,961	M&T Bank Corp.	322,094
324	Midland States Bancorp, Inc.	8,787
1,853	OFG Bancorp	41,933
5,386	Old National Bancorp	94,847
763	Opus Bank	17,099
2,743	Pacific Premier Bancorp, Inc.	86,761
5,759	PacWest Bancorp	222,470
297	Peapack-Gladstone Financial Corp.	8,444
20,148	People’s United Financial, Inc.	330,830
2,355	Pinnacle Financial Partners, Inc. (a)	143,043
2,434	PNC Financial Services Group, Inc.	347,819
3,868	Popular, Inc.	222,642
409	Preferred Bank	22,164
2,015	Prosperity Bancshares, Inc.	139,821
22,564	Regions Financial Corp.	359,445
897	Sandy Spring Bancorp, Inc.	32,687
1,582	Seacoast Banking Corp. of Florida (a)	42,777
2,830	Signature Bank (a)	360,712
895	South State Corp.	71,663
773	Southside Bancshares, Inc.	26,761
16,008	Sterling Bancorp	349,775
5,098	SunTrust Banks, Inc.	339,527
1,509	SVB Financial Group (a)	350,043
9,973	Synovus Financial Corp.	380,669
4,494	Texas Capital Bancshares, Inc. (a)	282,807
877	The Bancorp, Inc. (a)	8,489
2,275	Trustmark Corp.	80,853
1,663	UMB Financial Corp.	113,516
10,360	Umpqua Holdings Corp.	180,886
2,948	United Bankshares, Inc.	110,815
3,005	United Community Banks, Inc.	86,243
567	Univest Corp. of Pennsylvania	15,570
11,219	Valley National Bancorp	125,204
1,944	Veritex Holdings, Inc.	49,747
3,405	Webster Financial Corp.	173,655
5,328	Western Alliance Bancorp (a)	263,416
2,440	Wintrust Financial Corp.	174,558
7,336	Zions Bancorp	330,634

		13,915,149

Insurance Carriers and Related Activities - 0.3%
2,936	Hilltop Holdings, Inc.	66,589

Management of Companies and Enterprises - 3.2%
1,879	Ameris Bancorp	74,728
643	Atlantic Capital Bancshares, Inc. (a)	11,825
2,262	Banc of California, Inc.	35,355
1,692	Berkshire Hills Bancorp, Inc.	55,498
2,676	Boston Private Financial Holdings, Inc.	30,881
1,660	Brookline Bancorp, Inc.	24,618
336	City Holding Co.	26,023
1,981	Cullen/Frost Bankers, Inc.	188,076

441	Equity Bancshares, Inc. (a)	11,682
964	First Foundation, Inc.	14,499
1,470	First Interstate BancSystem, Inc.	58,844
480	Franklin Financial Network, Inc.	14,160
801	National Bank Holdings Corp.	29,060
1,063	Renasant Corp.	38,151
905	ServisFirst Bancshares, Inc.	30,824
3,239	Simmons First National Corp.	83,404
939	Triumph Bancorp, Inc. (a)	29,306

		756,934

Monetary Authorities-Central Bank - 0.2%
631	Westamerica Bancorp	40,447

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
207	CBTX, Inc.	6,239
199	QCR Holdings, Inc.	7,614
763	TriState Capital Holdings, Inc. (a)	16,023

		29,876

	TOTAL COMMON STOCKS (Cost $15,556,263)	$14,808,995

SHORT TERM INVESTMENTS - 17.6%
Money Market Funds - 17.6%
4,154,129	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$4,154,129

	TOTAL SHORT TERM INVESTMENTS (Cost $4,154,129)	$4,154,129

	TOTAL INVESTMENTS (Cost $19,710,392) - 80.4% (c)	$18,963,124
	Other Assets in Excess of Liabilities - 19.6%	4,611,417

	TOTAL NET ASSETS - 100.0%	$23,574,541

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,369,612.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	2.6279% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/5/2019	16,441	$27,191,354	$1,227,883
Total return of S&P Regional Banks Select Industry Index	2.9179% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	3,262	5,611,808	99,716
Total return of S&P Regional Banks Select Industry Index	2.8979% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2019	12,624	21,218,437	600,206

					$54,021,599	$1,927,805

Direxion Daily Regional Banks Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.2%
Money Market Funds - 67.2%
830,181	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$830,181

	TOTAL SHORT TERM INVESTMENTS (Cost $830,181) (b)	$830,181

	TOTAL INVESTMENTS (Cost $830,181) - 67.2%	$830,181
	Other Assets in Excess of Liabilities - 32.8%	404,750

	TOTAL NET ASSETS - 100.0%	$1,234,931

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $830,181.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.7179% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	Credit Suisse Capital LLC	12/13/2019	1,754	$2,983,262	$(49,341)
2.3279% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	UBS Securities LLC	12/13/2019	388	643,011	(27,781)

					$3,626,273	$(77,122)

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 74.4%
Administrative and Support Services - 1.0%
69	Booking Holdings, Inc. (a)	$130,176

Apparel Manufacturing - 1.7%
8,658	Guess?, Inc.	145,887
3,417	Zumiez, Inc. (a)	84,639

		230,526

Broadcasting (except Internet) - 1.0%
9,604	Qurate Retail, Inc. (a)	135,801

Clothing and Clothing Accessories Stores - 15.1%
7,954	Abercrombie & Fitch Co. Class A	150,569
7,012	American Eagle Outfitters, Inc.	124,042
3,701	Boot Barn Holdings, Inc. (a)	115,804
6,182	Caleres, Inc.	116,098
1,271	Childrens Place Retail Stores, Inc.	124,138
6,795	Designer Brands, Inc.	124,892
6,777	Gap, Inc.	132,151
2,720	Genesco, Inc. (a)	107,114
5,474	L Brands, Inc.	142,050
3,778	Nordstrom, Inc.	125,090
1,220	Ross Stores, Inc.	129,357
6,857	Signet Jewelers Ltd.	124,386
5,783	The Buckle, Inc. (b)	117,684
1,354	Tiffany & Co.	127,168
2,309	TJX Companies, Inc.	125,979
5,165	Urban Outfitters, Inc. (a)	122,979

		2,009,501

Data Processing, Hosting and Related Services - 0.6%
2,004	Shutterstock, Inc.	76,893

Electronics and Appliance Stores - 1.7%
1,866	Best Buy Co., Inc.	142,805
21,885	GameStop Corp. Class A (a)(b)	87,978

		230,783

Food and Beverage Stores - 2.9%
1,755	Grubhub, Inc. (a)	118,691
452	Ingles Markets, Inc.	14,229
5,079	Kroger Co.	107,471
5,870	Sprouts Farmers Market, Inc. (a)	99,379
1,116	Weis Markets, Inc.	40,678

		380,448

Food Services and Drinking Places - 1.7%
811	Casey’s General Stores, Inc.	131,309
779	Wayfair, Inc. (a)	102,174

		233,483

General Merchandise Stores - 11.9%
4,246	Big Lots, Inc.	108,698
5,021	BJ’s Wholesale Club Holdings, Inc. (a)	118,295
730	Burlington Stores, Inc. (a)	131,947
473	Costco Wholesale Corp.	130,373
2,151	Dillard’s, Inc. Class A (b)	156,550
908	Dollar General Corp.	121,690
1,117	Dollar Tree, Inc. (a)	113,655
934	Five Below, Inc. (a)	109,708
2,579	Kohl’s Corp.	138,905
5,715	Macy’s, Inc.	129,902
1,316	PriceSmart, Inc.	80,276
1,403	Target Corp.	121,219
1,130	Wal-Mart Stores, Inc.	124,729

		1,585,947

Health and Personal Care Stores - 3.6%
6,319	Petmed Express, Inc. (b)	109,761
17,452	Rite Aid Corp. (a)(b)	121,640
346	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	120,841
2,343	Walgreens Boots Alliance Inc.	127,670

		479,912

Merchant Wholesalers, Durable Goods - 1.7%
812	Advance Auto Parts, Inc.	122,320
1,118	America’s Car-Mart, Inc. (a)	100,799

		223,119

Merchant Wholesalers, Nondurable Goods - 1.8%
36,561	Chicos FAS, Inc.	116,630
2,856	Foot Locker, Inc.	117,267

		233,897

Miscellaneous Manufacturing - 1.0%
4,102	National Vision Holdings, Inc. (a)	129,582

Miscellaneous Store Retailers - 7.0%
3,510	1-800-Flowers.com, Inc. (a)	68,726
1,817	ETSY, Inc. (a)	121,775
64,846	Office Depot, Inc.	132,286
1,342	Ollie’s Bargain Outlet Holdings, Inc. (a)	113,654
15,877	Party City Holdings Inc. (a)(b)	101,295
4,758	Rent-A-Center, Inc. (a)	128,609
8,346	Sally Beauty Holdings, Inc. (a)	114,674
3,049	Stamps.Com., Inc. (a)	145,590

		926,609

Motor Vehicle and Parts Dealers - 11.0%
1,241	Asbury Automotive Group, Inc. (a)	114,271
2,987	AutoNation, Inc. (a)	145,407
110	AutoZone, Inc. (a)	123,534
1,475	CarMax, Inc. (a)	129,446
2,055	Carvana Co. (a)(b)	130,616
1,303	Group 1 Automotive, Inc.	109,400
1,058	Lithia Motors, Inc. Class A	139,529
2,745	MarineMax, Inc. (a)	42,383
1,462	Murphy USA, Inc. (a)	129,182
318	O’Reilly Automotive, Inc. (a)	121,082

2,690	Penske Automotive Group, Inc.	123,659
1,256	Sonic Automotive, Inc.	34,628
1,161	Tractor Supply Co.	126,329

		1,469,466

Nonstore Retailers - 2.7%
66	Amazon.com, Inc. (a)	123,207
3,166	eBay, Inc.	130,408
4,117	Stitch Fix, Inc. (a)(b)	107,371

		360,986

Professional, Scientific, and Technical Services - 1.4%
33,819	Groupon, Inc. (a)	106,530
3,796	Quotient Technology, Inc. (a)	39,934
9,320	Waitr Holdings, Inc. (a)(b)	42,779

		189,243

Publishing Industries (except Internet) - 0.9%
2,437	Shutterfly, Inc. (a)	123,531

Repair and Maintenance - 1.5%
4,096	Conn’s, Inc. (a)	85,197
1,430	Monro Muffler Brake, Inc.	120,420

		205,617

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
7,646	Camping World Holdings, Inc. (b)	89,688

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.5%
3,633	Dick’s Sporting Goods, Inc.	135,039
5,565	Hibbett Sports, Inc. (a)	102,396
13,844	The Michaels Companies, Inc. (a)(b)	95,108

		332,543

Support Activities for Transportation - 1.0%
972	Expedia, Inc.	129,023

	TOTAL COMMON STOCKS (Cost $10,408,578)	$9,906,774

SHORT TERM INVESTMENTS - 17.8%
Money Market Funds - 17.8%
301,054	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$301,054
2,070,973	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	2,070,973

	TOTAL SHORT TERM INVESTMENTS (Cost $2,372,027)	$2,372,027

	TOTAL INVESTMENTS (Cost $12,780,605) - 92.2% (e)	$12,278,801
	Other Assets in Excess of Liabilities - 7.8%	1,041,932

	TOTAL NET ASSETS - 100.0%	$13,320,733

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,819,258.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	2.6479% representing 1 month LIBOR rate + spread	UBS Securities LLC	10/22/2019	3,087	$13,666,066	$(6,064)
Total return of S&P Retail Select Industry® Index	2.6479% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	3,699	16,333,355	7,600

					$29,999,421	$1,536

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 47.2%
443,440	Global X Robotics & Artificial Intelligence ETF (a)	$8,700,293

	TOTAL INVESTMENT COMPANIES (Cost $9,006,877)	$8,700,293

SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%
2,544,665	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$2,544,665
3,300,729	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	3,300,729

	TOTAL SHORT TERM INVESTMENTS (Cost $5,845,394)	$5,845,394

	TOTAL INVESTMENTS (Cost $14,852,271) - 78.9% (c)	$14,545,687
	Other Assets in Excess of Liabilities - 21.1%	3,887,740

	TOTAL NET ASSETS - 100.0%	$18,433,427

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,415,316.

Long Total Return Swap Contracts (Unaudited)
July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	2.8479% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/17/2019	697,923	$12,705,649	$894,250
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	2.8979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/20/2019	924,170	18,378,736	(198,089)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	2.7215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	5/26/2020	753,088	15,062,649	(269,953)

					$46,147,034	$426,208

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2019
Shares		Fair Value
COMMON STOCKS - 62.7%
Ambulatory Health Care Services - 4.1%
115,117	CareDx, Inc. (a)	$3,772,384
93,054	Genomic Health, Inc. (a)	6,790,151
247,500	Invitae Corp. (a)	6,655,275
20,660	Kura Oncology, Inc. (a)	395,019
48,712	Spark Therapeutics, Inc. (a)	4,872,174

		22,485,003

Chemical Manufacturing - 43.6%
60,480	AbbVie, Inc.	4,029,178
193,731	ACADIA Pharmaceuticals, Inc. (a)	4,761,908
51,428	Acceleron Pharma, Inc. (a)	2,245,346
245,447	Achillion Pharmaceuticals, Inc. (a)	1,082,421
203,148	Acorda Therapeutics, Inc. (a)	1,407,816
40,975	Adverum Biotechnologies, Inc. (a)	549,475
86,921	Agios Pharmaceuticals, Inc. (a)	4,181,769
288,734	Akebia Therapeutics, Inc. (a)	1,209,795
152,210	Alder BioPharmaceuticals, Inc. (a)	1,540,365
217,422	Alkermes PLC ADR (Ireland) (a)	5,035,494
67,972	Alnylam Pharmaceuticals, Inc. (a)	5,273,947
122,742	AMAG Pharmaceuticals, Inc. (a)	1,013,849
27,024	Amgen, Inc.	5,042,138
419,310	Amicus Therapeutics, Inc. (a)	5,199,444
59,824	Arena Pharmaceuticals, Inc. (a)	3,749,768
138,238	ArQule, Inc. (a)	1,394,821
366,283	BioCryst Pharmaceuticals, Inc. (a)	1,161,117
20,906	Biogen, Inc. (a)	4,971,865
58,873	BioMarin Pharmaceutical, Inc. (a)	4,669,806
40,457	bluebird bio, Inc. (a)	5,309,172
52,484	Blueprint Medicines Corp. (a)	5,256,273
93,623	Cara Therapeutics, Inc. (a)(b)	2,241,335
353,365	Clovis Oncology, Inc. (a)	3,728,001
100,275	Coherus BioSciences, Inc. (a)(b)	1,686,625
70,698	Cytokinetics, Inc. (a)	861,809
69,935	CytomX Therapeutics, Inc. (a)	721,030
29,411	Deciphera Pharmaceuticals, Inc. (a)	649,983
75,978	Denali Therapeutics, Inc. (a)(b)	1,622,130
61,531	Dicerna Pharmaceuticals, Inc. (a)	838,668
28,221	Eagle Pharmaceuticals, Inc. (a)	1,548,204
102,424	Emergent Biosolutions, Inc. (a)	4,520,995
30,846	Enanta Pharmaceuticals, Inc. (a)	2,314,067
129,310	Epizyme, Inc. (a)	1,714,651
89,783	Esperion Therapeutics, Inc. (a)(b)	3,563,487
116,995	FibroGen, Inc. (a)	5,529,184
93,179	Flexion Therapeutics, Inc. (a)	935,517
55,354	G1 Therapeutics, Inc. (a)	1,373,333
71,736	Gilead Sciences, Inc.	4,700,143
130,250	Halozyme Therapeutics, Inc. (a)	2,212,947
198,552	Heron Therapeutics, Inc. (a)	3,462,747
36,873	Homology Medicines, Inc. (a)	655,602
385,062	Immunomedics, Inc. (a)	5,679,664
61,242	Incyte Corp. (a)	5,200,671
130,216	Insmed, Inc. (a)	2,858,241
89,136	Intellia Therapeutics, Inc. (a)(b)	1,613,362
59,859	Intercept Pharmaceuticals, Inc. (a)	3,762,138
76,648	Ionis Pharmaceuticals, Inc. (a)	5,048,037
44,318	Ligand Pharmaceuticals, Inc. (a)	4,055,540
137,588	MacroGenics, Inc. (a)	1,979,891
37,757	Madrigal Pharmaceuticals, Inc. (a)(b)	3,295,809
82,407	Momenta Pharmaceuticals, Inc. (a)	931,199
162,630	Myriad Genetics, Inc. (a)	4,739,038
56,718	Neurocrine Biosciences, Inc. (a)	5,467,048
881,771	OPKO Health, Inc. (a)(b)	1,860,537
254,099	PDL BioPharma, Inc.	731,805
184,821	Portola Pharmaceuticals, Inc. (a)	4,931,024
176,834	Progenics Pharmaceuticals, Inc. (a)	951,367
46,839	Prothena Corp. PLC (a)	438,413
96,568	PTC Therapeutics, Inc. (a)	4,651,681
338,619	Puma Biotechnology, Inc. (a)(b)	3,267,673
72,291	Ra Pharmaceuticals, Inc. (a)	2,460,786
85,823	Radius Health, Inc. (a)	1,841,762
15,602	Regeneron Pharmaceuticals, Inc. (a)	4,754,865
92,065	REGENXBIO, Inc. (a)	4,088,607
37,268	Repligen Corp. (a)	3,517,726
43,040	Rocket Pharmaceuticals, Inc. (a)	524,227
27,318	Sage Therapeutics, Inc. (a)	4,380,168
39,800	Sarepta Therapeutics, Inc. (a)	5,924,230
69,491	Seattle Genetics, Inc. (a)	5,261,164
170,376	Spectrum Pharmaceuticals, Inc. (a)	1,291,450
78,630	Stemline Therapeutics, Inc. (a)	1,043,420
301,087	TG Therapeutics, Inc. (a)(b)	2,255,142
129,596	The Medicines Co. (a)	4,644,721
21,781	Twist Bioscience Corp. (a)	734,455
83,281	Ultragenyx Pharmaceutical, Inc. (a)	5,018,513
60,829	United Therapeutics Corp. (a)	4,820,090
123,517	Vanda Pharmaceuticals, Inc. (a)	1,537,787
84,875	Veracyte, Inc. (a)	2,407,904
27,961	Vertex Pharmaceuticals, Inc. (a)	4,658,862
29,301	Xencor, Inc. (a)	1,289,830

		237,885,072

Credit Intermediation and Related Activities - 0.2%
63,830	Retrophin, Inc. (a)	1,263,196

Hospitals - 0.1%
84,960	ChemoCentryx, Inc. (a)	677,981

Merchant Wholesalers, Nondurable Goods - 2.4%
91,270	Aimmune Therapeutics, Inc. (a)	1,756,947
115,041	Atara Biotherapeutics, Inc. (a)	1,641,635
88,156	Global Blood Therapeutics, Inc. (a)	4,830,949
465,048	Viking Therapeutics, Inc. (a)(b)	3,576,219
195,220	ZIOPHARM Oncology, Inc. (a)(b)	1,354,827

		13,160,577

Miscellaneous Manufacturing - 1.2%
21,915	Anika Therapeutics, Inc. (a)	1,207,297
50,497	Mirati Therapeutics, Inc. (a)	5,342,583

		6,549,880

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
16,540	Rhythm Pharmaceuticals, Inc. (a)	318,395

Professional, Scientific, and Technical Services - 10.0%
37,987	Akcea Therapeutics, Inc. (a)(b)	821,659
40,350	Alexion Pharmaceuticals, Inc. (a)	4,571,251
73,636	Allogene Therapeutics, Inc. (a)(b)	2,282,716
38,217	AnaptysBio, Inc. (a)	2,052,635
62,389	Apellis Pharmaceuticals, Inc. (a)	1,742,525
160,172	Arrowhead Pharmaceuticals, Inc. (a)	4,654,598
34,702	Athenex, Inc. (a)	624,636
74,379	Biohaven Pharmaceutical Holding Co. Ltd (a)	3,201,272
49,316	Celgene Corp. (a)	4,530,168
140,874	Editas Medicine, Inc. (a)(b)	3,557,068
43,344	Exact Sciences Corp. (a)	4,989,328
241,588	Exelixis, Inc. (a)	5,138,577
102,365	Fate Therapeutics, Inc. (a)	2,257,148
33,262	GlycoMimetics, Inc. (a)	307,008
242,892	Intrexon Corp. (a)(b)	1,940,707
247,633	Ironwood Pharmaceuticals, Inc. Class A (a)	2,632,339
73,650	Natera, Inc. (a)	2,031,267
272,601	Rigel Pharmaceuticals, Inc. (a)	621,530
252,575	Sangamo Therapeutics, Inc. (a)	3,033,426
96,709	Vericel Corp. (a)	1,849,076
60,755	Voyager Therapeutics, Inc. (a)	1,337,218

		54,176,152

Support Activities for Transportation - 0.4%
92,778	Iovance Biotherapeutics, Inc. (a)	2,281,411

Waste Management and Remediation Services - 0.6%
82,866	Audentes Therapeutics, Inc. (a)	3,225,145

	TOTAL COMMON STOCKS (Cost $378,397,609)	$342,022,812

SHORT TERM INVESTMENTS - 31.6%
Money Market Funds - 31.6%
49,003,509	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$49,003,509
123,175,839	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	123,175,839

	TOTAL SHORT TERM INVESTMENTS (Cost $172,179,348)	$172,179,348

	TOTAL INVESTMENTS (Cost $550,576,957) - 94.3% (e)	$514,202,160
	Other Assets in Excess of Liabilities - 5.7%	30,813,278

	TOTAL NET ASSETS - 100.0%	$545,015,438

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $409,408,056.

Long Total Return Swap Contracts (Unaudited)
July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	2.4579% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2019	86,014	$593,678,464	$(25,273,964)
Total return of S&P Biotechnology Select Industry Index	2.6879% representing 1 month LIBOR rate + spread	Citibank N.A.	12/23/2019	62,970	416,033,245	2,036,153
Total return of S&P Biotechnology Select Industry Index	2.5215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/25/2020	29,223	197,998,620	(3,631,425)
Total return of S&P Biotechnology Select Industry Index	2.4979% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	16,000	106,839,364	(342,388)

					$1,314,549,693	$(27,211,624)

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.0%
Money Market Funds - 43.0%
5,821,599	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$5,821,599
33,014,351	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	33,014,351

	TOTAL SHORT TERM INVESTMENTS (Cost $38,835,950) (b)	$38,835,950

	TOTAL INVESTMENTS (Cost $38,835,950) - 43.0%	$38,835,950
	Other Assets in Excess of Liabilities - 57.0%	51,449,338

	TOTAL NET ASSETS - 100.0%	$90,285,288

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,835,950.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.1779% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	9/18/2019	29,108	$198,085,950	$5,506,655
2.2479% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/13/2019	2,461	16,381,336	15,493
2.4715% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	4/27/2020	9,116	60,353,550	(322,131)

					$274,820,836	$5,200,017

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 72.6%
Funds, Trusts, and Other Financial Vehicles - 0.4%
105,243	Magnolia Oil & Gas Corp. (a)(b)	$1,176,617

Gasoline Stations - 1.8%
107,261	Delek US Holdings, Inc.	4,620,804

Merchant Wholesalers, Durable Goods - 0.1%
2,992	REX American Resources Corp. (a)	223,203

Merchant Wholesalers, Nondurable Goods - 0.5%
33,288	World Fuel Services Corp.	1,299,564

Mining (except Oil and Gas) - 1.4%
430,401	CNX Resources Corp. (a)	3,537,896

Oil and Gas Extraction - 47.0%
56,189	Anadarko Petroleum Corp.	4,138,882
142,825	Apache Corp.	3,487,786
21,663	Bonanza Creek Energy, Inc. (a)	472,253
165,169	Cabot Oil & Gas Corp.	3,164,638
233,394	California Resources Corp. (a)(b)	3,573,262
653,279	Callon Petroleum Co. (a)(b)	3,214,133
423,203	Carrizo Oil & Gas, Inc. (a)	4,033,124
2,218,270	Chesapeake Energy Corp. (b)	4,015,069
71,899	Cimarex Energy Co.	3,643,122
95,399	Clean Energy Fuels Corp. (a)	254,715
39,929	Concho Resources, Inc. (a)	3,900,265
106,921	Continental Resources, Inc. (a)	3,974,253
1,921,093	Denbury Resources, Inc. (a)	2,170,835
152,336	Devon Energy Corp.	4,113,072
39,679	Diamondback Energy, Inc.	4,103,999
46,079	EOG Resources, Inc.	3,955,882
248,333	EQT Corp.	3,752,312
490,782	Extraction Oil & Gas, Inc. (a)(b)	1,820,801
57,369	Green Plains, Inc.	578,853
482,842	Gulfport Energy Corp. (a)	1,825,143
145,662	Jagged Peak Energy, Inc. (a)	1,069,159
382,377	Kosmos Energy Ltd.	2,298,086
621,446	Laredo Petroleum, Inc. (a)	2,063,201
302,470	Marathon Oil Corp.	4,255,753
229,285	Matador Resources Co. (a)(b)	4,042,294
579,401	Northern Oil and Gas, Inc. (a)(b)	938,630
842,503	Oasis Petroleum, Inc. (a)	4,102,990
79,641	Occidental Petroleum Corp.	4,090,362
28,916	Par Pacific Holdings, Inc. (a)	666,803
230,301	Parsley Energy, Inc. (a)	3,820,694
110,093	PDC Energy, Inc. (a)	3,162,972
45,870	Phillips 66	4,704,427
27,721	Pioneer Natural Resources Co.	3,826,607
447,967	QEP Resources, Inc. (a)	2,217,437
601,264	Range Resources Corp. (b)	3,421,192
82,580	Renewable Energy Group, Inc. (a)	1,122,262
324,636	SM Energy Co.	3,236,621
1,234,655	Southwestern Energy Co. (a)(b)	2,716,241
25,958	Talos Energy, Inc. (a)	534,216
170,660	Tellurian, Inc. (a)(b)	1,052,972
247,125	Whiting Petroleum Corp. (a)(b)	4,369,170
378,603	WPX Energy, Inc. (a)	3,952,615

		121,857,103

Petroleum and Coal Products Manufacturing - 14.0%
32,499	Chevron Corp.	4,000,952
66,763	ConocoPhillips	3,944,358
38,569	CVR Energy, Inc. (a)	2,046,857
52,798	Exxon Mobil Corp.	3,926,059
97,422	HollyFrontier Corp.	4,848,693
81,858	Marathon Petroleum Corp.	4,615,973
169,234	Murphy Oil Corp.	4,068,385
164,284	PBF Energy, Inc.	4,588,452
51,147	Valero Energy Corp.	4,360,282

		36,400,011

Printing and Related Support Activities - 1.0%
442,843	Centennial Resource Development, Inc. (a)	2,634,916

Support Activities for Mining - 4.7%
688,827	Antero Resources Corp. (a)	3,175,492
68,540	Hess Corp.	4,444,134
31,536	Penn Virginia Corp. (a)	1,079,793
409,943	SRC Energy, Inc. (a)	1,672,567
46,617	Unit Corp. (a)	303,010
332,369	W&T Offshore, Inc.	1,492,337

		12,167,333

Utilities - 1.7%
198,981	Noble Energy, Inc.	4,393,500

	TOTAL COMMON STOCKS (Cost $211,651,701)	$188,310,947

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

SHORT TERM INVESTMENTS - 34.1%
Money Market Funds - 34.1%
2,471,504	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$2,471,504
85,858,360	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	85,858,360

	TOTAL SHORT TERM INVESTMENTS (Cost $88,329,864)	$88,329,864

	TOTAL INVESTMENTS (Cost $299,981,565) - 106.7% (e)	$276,640,811
	Liabilities in Excess of Other Assets - (6.7)%	(17,308,471)

	TOTAL NET ASSETS - 100.0%	$259,332,340

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $263,382,701.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.2779% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2019	54,336	$237,557,124	$(30,732,649)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.7179% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	52,253	219,724,427	(22,221,551)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.6379% representing 1 month LIBOR rate + spread	Citibank N.A.	12/18/2019	47,828	183,020,779	(462,964)

					$640,302,330	$(53,417,164)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 54.3%
Money Market Funds - 54.3%
12,047,803	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$12,047,803
	TOTAL SHORT TERM INVESTMENTS (Cost $12,047,803) (b)	$12,047,803

	TOTAL INVESTMENTS (Cost $12,047,803) - 54.3%	$12,047,803

	Other Assets in Excess of Liabilities - 45.7%	10,153,410

	TOTAL NET ASSETS - 100.0%	$22,201,213

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,047,803.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.0479% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/5/2019	8,436	$41,156,988	$9,060,318
2.1679% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse Capital LLC	12/9/2019	4,464	20,008,393	3,041,180
2.2479% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/13/2019	4,543	17,176,453	(169,898)

					$78,341,834	$11,931,600

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 65.4%
Computer and Electronic Product Manufacturing - 54.8%
496,803	Advanced Micro Devices, Inc. (a)	$15,127,651
140,942	Analog Devices, Inc.	16,555,047
108,230	Broadcom, Inc.	31,385,618
69,130	Cree, Inc. (a)	4,298,504
239,928	Cypress Semiconductor Corp.	5,511,146
29,725	INPHI Corp. (a)	1,789,742
618,417	Intel Corp.	31,260,979
432,915	Marvell Technology Group Ltd. (a)	11,368,348
178,937	Maxim Integrated Products, Inc.	10,591,281
156,272	Microchip Technology, Inc. (b)	14,755,202
417,581	Micron Technology, Inc. (a)	18,745,211
35,702	MKS Instruments, Inc. (a)	3,039,311
28,284	Monolithic Power Systems, Inc.	4,190,558
201,054	NVIDIA Corp. (a)	33,921,831
154,466	NXP Semiconductors NV	15,970,240
270,882	ON Semiconductor Corp. (a)	5,826,672
78,256	Qorvo, Inc. (a)	5,735,382
407,590	Qualcomm, Inc.	29,819,285
23,932	Silicon Motion Technology Corp. ADR (a)	866,338
113,429	Skyworks Solutions, Inc. (a)	9,673,225
355,085	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	15,137,274
112,580	Teradyne, Inc.	6,274,083
261,098	Texas Instruments, Inc.	32,639,861
133,102	Xilinx, Inc.	15,201,580

		339,684,369

Machinery Manufacturing - 7.1%
351,964	Applied Materials, Inc.	17,376,463
48,074	ASML Holding NV ADR (Netherlands)	10,711,368
77,986	Lam Research Corp.	16,268,659

		44,356,490

Merchant Wholesalers, Durable Goods - 3.0%
89,011	Entegris, Inc. (a)	3,872,869
106,154	KLA-Tencor Corp.	14,470,913

		18,343,782

Primary Metal Manufacturing - 0.5%
28,473	Silicon Laboratories, Inc. (a)	3,194,955

	TOTAL COMMON STOCKS (Cost $397,460,505)	$405,579,596

SHORT TERM INVESTMENTS - 10.6%
Money Market Funds - 10.6%
25,783,467	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$25,783,467
40,205,416	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	40,205,416

	TOTAL SHORT TERM INVESTMENTS (Cost $65,988,883)	$65,988,883

	TOTAL INVESTMENTS (Cost $463,449,388) - 76.0% (e)	$471,568,479
	Other Assets in Excess of Liabilities - 24.0%	148,633,259

	TOTAL NET ASSETS - 100.0%	$620,201,738

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $445,074,186.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of PHLX Semiconductor Sector Index	2.5215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/25/2019	147,508	$ 171,231,022	$56,020,985
Total return of PHLX Semiconductor Sector Index	2.6579% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/5/2019	276,209	295,375,419	129,893,968
Total return of PHLX Semiconductor Sector Index	2.7979% representing 1 month LIBOR rate + spread	Citibank N.A.	12/18/2019	355,282	502,046,979	45,465,865
Total return of PHLX Semiconductor Sector Index	2.5479% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	144,349	217,685,827	4,828,334
Total return of PHLX Semiconductor Sector Index	2.5479% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	20,000	32,446,848	(1,595,953)

					$1,218,786,095	$234,613,199

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 72.8%
Money Market Funds - 72.8%
43,366,039	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$43,366,039
110,614,509	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	110,614,509

	TOTAL SHORT TERM INVESTMENTS (Cost $153,980,548) (b)	$153,980,548

	TOTAL INVESTMENTS (Cost $153,980,548) - 72.8%	$153,980,548
	Other Assets in Excess of Liabilities - 27.2%	57,658,274

	TOTAL NET ASSETS - 100.0%	$211,638,822

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $153,980,548.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2779% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	UBS Securities LLC	12/6/2019	61,216	$81,092,319	$(13,357,953)
2.4215% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Bank of America Merrill Lynch	12/13/2019	98,525	133,780,386	(18,151,320)
2.3479% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Credit Suisse Capital LLC	12/20/2019	132,774	207,394,190	2,599,355
2.4679% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Citibank N.A.	12/24/2019	119,138	170,132,485	(13,484,583)

					$592,399,380	$(42,394,501)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 67.3%
6,290,542	Technology Select Sector SPDR Fund (a)	$508,087,077

	TOTAL INVESTMENT COMPANIES (Cost $432,715,914)	$508,087,077

SHORT TERM INVESTMENTS - 23.0%
Money Market Funds - 23.0%
43,587,614	Dreyfus Government Cash Management Institutional Shares, 2.22% (b)	$43,587,614
130,323,096	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	130,323,096

	TOTAL SHORT TERM INVESTMENTS (Cost $173,910,710)	$173,910,710

	TOTAL INVESTMENTS (Cost $606,626,624) - 90.3% (c)	$681,997,787
	Other Assets in Excess of Liabilities - 9.7%	72,726,455

	TOTAL NET ASSETS - 100.0%	$754,724,242

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $569,618,206.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	2.6979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/5/2019	762,347	$582,089,096	$34,614,702
Total return of Technology Select Sector Index	2.9779% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	198,070	163,181,038	(2,527,121)
Total return of Technology Select Sector Index	2.8979% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	788,555	502,916,722	132,382,590
Total return of Technology Select Sector Index	2.6215% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/27/2020	415,000	290,099,654	45,328,792

					$1,538,286,510	$209,798,963

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.3%
Money Market Funds - 64.3%
7,947,168	Dreyfus Government Cash Management Institutional Shares, 2.22% (a)	$7,947,168
23,086,158	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	23,086,158

	TOTAL SHORT TERM INVESTMENTS (Cost $31,033,326) (b)	$31,033,326

	TOTAL INVESTMENTS (Cost $31,033,326) - 64.3%	$31,033,326
	Other Assets in Excess of Liabilities - 35.7%	17,198,810

	TOTAL NET ASSETS - 100.0%	$48,232,136

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,033,326.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4279% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/3/2019	18,266	$13,306,232	$(1,482,561)
2.5079% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Credit Suisse Capital LLC	12/10/2019	60,000	47,972,400	(652,498)
2.5479% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/13/2019	66,431	54,753,076	855,610
2.4115% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	6/25/2020	33,613	23,123,517	(4,046,339)

					$139,155,225	$(5,325,788)

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 18.3%
Air Transportation - 3.3%
432	Alaska Air Group, Inc.	$27,372
432	American Airlines Group, Inc.	13,180
432	Delta Air Lines, Inc.	26,369
432	JetBlue Airways Corp. (a)	8,308
432	Southwest Airlines Co.	22,261
432	United Continental Holdings, Inc. (a)	39,705

		137,195

Couriers and Messengers - 3.0%
432	FedEx Corp.	73,669
432	United Parcel Service, Inc. Class B	51,611

		125,280

Miscellaneous Manufacturing - 0.4%
432	Matson, Inc.	17,673

Rail Transportation - 5.9%
432	CSX Corp.	30,413
432	Kansas City Southern Railway Co.	53,456
432	Norfolk Southern Corp.	82,564
432	Union Pacific Corp.	77,738

		244,171

Rental and Leasing Services - 1.0%
432	Avis Budget Group, Inc. (a)	15,721
432	Ryder System, Inc.	23,008

		38,729

Support Activities for Transportation - 1.7%
432	C.H. Robinson Worldwide, Inc.	36,172
432	Expeditors International of Washington, Inc.	32,983

		69,155

Truck Transportation - 2.2%
432	J.B. Hunt Transport Services, Inc.	44,224
432	Landstar System, Inc.	48,068

		92,292

Water Transportation - 0.8%
432	Kirby Corp. (a)	33,851

	TOTAL COMMON STOCKS (Cost $764,997)	$758,346

SHORT TERM INVESTMENTS - 44.2%
Money Market Funds - 44.2%
1,838,846	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$1,838,846

	TOTAL SHORT TERM INVESTMENTS (Cost $1,838,846)	$1,838,846

	TOTAL INVESTMENTS (Cost $2,603,843) - 62.5%(c)	$2,597,192
	Other Assets in Excess of Liabilities - 37.5%	1,559,593

	TOTAL NET ASSETS - 100.0%	$4,156,785

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,275,948.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Transportation Average	2.6979% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2019	1,025	$10,525,557	$397,698
Total return of Dow Jones Transportation Average	2.9979% representing 1 month LIBOR rate + spread	Citibank N.A.	12/9/2019	69	738,286	1,000

					$11,263,843	$398,698

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
COMMON STOCKS - 65.6%
Utilities - 65.6%
3,959	AES Corp. (a)	$66,472
1,409	Alliant Energy Corp.	69,802
1,465	Ameren Corp.	110,886
2,943	American Electric Power Co., Inc.	258,425
1,077	American Water Works Co., Inc.	123,618
698	Atmos Energy Corp.	76,110
2,995	CenterPoint Energy, Inc.	86,885
1,692	CMS Energy Corp.	98,508
1,951	Consolidated Edison, Inc.	165,757
4,786	Dominion Energy, Inc.	355,552
1,093	DTE Energy Co.	138,931
4,342	Duke Energy Corp.	376,538
1,943	Edison International	144,831
1,133	Entergy Corp.	119,668
1,456	Evergy, Inc.	88,073
1,915	Eversource Energy	145,272
5,791	Exelon Corp.	260,942
3,011	FirstEnergy Corp.	132,394
2,857	NextEra Energy, Inc.	591,885
2,225	NiSource, Inc.	66,060
1,593	NRG Energy, Inc.	54,385
670	Pinnacle West Capital Corp.	61,117
4,305	PPL Corp.	127,557
3,015	Public Service Enterprise Group, Inc.	172,307
1,637	Sempra Energy	221,699
6,208	Southern Co.	348,890
1,881	WEC Energy Group, Inc.	160,750
3,070	Xcel Energy, Inc.	183,003

		4,806,317

	TOTAL COMMON STOCKS (Cost $4,507,744)	$4,806,317

SHORT TERM INVESTMENTS - 16.2%
Money Market Funds - 16.2%
1,190,046	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$1,190,046

	TOTAL SHORT TERM INVESTMENTS (Cost $1,190,046)	$1,190,046

	TOTAL INVESTMENTS (Cost $5,697,790) - 81.8% (c)	$5,996,363
	Other Assets in Excess of Liabilities - 18.2%	1,337,531

	TOTAL NET ASSETS - 100.0%	$7,333,894

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,901,781.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	2.7979% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2019	24,253	$14,356,359	$249,224
Total return of Utilities Select Sector Index	2.8879% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/19/2019	4,323	2,647,730	(49,029)

					$17,004,089	$200,195

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 58.0%
80,000	iShares 7-10 Year Treasury Bond ETF (a)	$8,789,600

	TOTAL INVESTMENT COMPANIES (Cost $8,337,070)	$8,789,600

SHORT TERM INVESTMENTS - 30.3%
Money Market Funds - 30.3%
4,590,693	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (b)	$4,590,693

	TOTAL SHORT TERM INVESTMENTS (Cost $4,590,693)	$4,590,693

	TOTAL INVESTMENTS (Cost $12,927,763) - 88.3% (c)	$13,380,293
	Other Assets in Excess of Liabilities - 11.7%	1,771,808

	TOTAL NET ASSETS - 100.0%	$15,152,101

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,261,507.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	2.6879% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	158,993	$17,169,854	$268,188
Total return of iShares 7-10 Year Treasury Bond ETF	1.5679% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	18,222	1,881,604	126,175
Total return of iShares 7-10 Year Treasury Bond ETF	1.5679% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	71,777	7,428,900	469,549
Total return of iShares 7-10 Year Treasury Bond ETF	1.5679% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	1,978	210,086	7,230
Total return of iShares 7-10 Year Treasury Bond ETF	1.5679% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	76,032	8,276,025	72,215
Total return of iShares 7-10 Year Treasury Bond ETF	1.5679% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	393	43,030	109
Total return of iShares 7-10 Year Treasury Bond ETF	1.5679% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	5,291	582,284	(1,315)
Total return of iShares 7-10 Year Treasury Bond ETF	1.5679% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	1,043	113,933	601

					$35,705,716	$942,752

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 78.7%
Money Market Funds - 78.7%
8,622,519	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$8,622,519

	TOTAL SHORT TERM INVESTMENTS (Cost $8,622,519) (b)	$8,622,519

	TOTAL INVESTMENTS (Cost $8,622,519) - 78.7%	$8,622,519
	Other Assets in Excess of Liabilities - 21.3%	2,327,924

	TOTAL NET ASSETS - 100.0%	$10,950,443

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,622,519.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3479% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse Capital LLC	12/13/2019	21,482	$2,347,989	$(9,809)
1.1179% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/18/2019	62,494	6,453,130	(570,864)
1.1179% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	1/15/2020	208,206	21,438,847	(1,539,804)
1.1179% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	6/17/2020	6,821	741,429	(8,064)

					$30,981,395	$(2,128,541)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 72.0%
864,994	iShares 20+ Year Treasury Bond ETF (a)(b)	$114,949,052

	TOTAL INVESTMENT COMPANIES (Cost $108,890,649)	$114,949,052

SHORT TERM INVESTMENTS - 12.8%
Money Market Funds - 12.8%
4	Dreyfus Government Cash Management Institutional Shares, 2.22% (c)(d)	$4
20,476,577	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (c)	20,476,577

	TOTAL SHORT TERM INVESTMENTS (Cost $20,476,581)	$20,476,581

	TOTAL INVESTMENTS (Cost $129,367,230) - 84.8% (e)	$135,425,633
	Other Assets in Excess of Liabilities - 15.2%	24,325,983

	TOTAL NET ASSETS - 100.0%	$159,751,616

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $108,762,844.

Long Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 20+ Year Treasury Bond ETF	2.0479% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	557,084	$73,818,245	$162,098
Total return of iShares 20+ Year Treasury Bond ETF	2.4579% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/13/2019	1,420,947	175,283,275	13,336,243
Total return of iShares 20+ Year Treasury Bond ETF	1.9479% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	84,118	10,193,419	1,481,040
Total return of iShares 20+ Year Treasury Bond ETF	1.9479% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	593,305	77,256,170	1,591,778
Total return of iShares 20+ Year Treasury Bond ETF	1.9479% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	85,996	11,385,868	38,164

					$347,936,977	$16,609,323

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.2%
Money Market Funds - 71.2%
117,461,088	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.95% (a)	$117,461,088

	TOTAL SHORT TERM INVESTMENTS (Cost $117,461,088) (b)	$117,461,088

	TOTAL INVESTMENTS (Cost $117,461,088) - 71.2%	$117,461,088
	Other Assets in Excess of Liabilities - 28.8%	47,546,586

	TOTAL NET ASSETS - 100.0%	$165,007,674

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $117,461,088.

Short Total Return Swap Contracts (Unaudited)

July 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.0479% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/4/2019	500,000	$61,065,839	$(5,390,475)
1.6979% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/09/2019	1,379,087	179,702,568	(3,498,519)
2.1479% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse Capital LLC	12/13/2019	601,816	74,677,798	(5,273,622)
1.6979% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/18/2019	978,514	118,576,327	(12,452,514)
1.6979% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	6/17/2020	265,710	34,715,417	(570,014)

					$468,737,949	$(27,185,144)

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2019:

	Asset Class						Liability Class
			Level 1			Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Master Limited Partnerships	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion All Cap Insider Sentiment Shares	$—	$127,042,063	$—	$3,625,243	$244,203	$—	$—	$—
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	—	—	—	39,893,340	—	(525,621)	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	231,746,944	—	4,046,874	331,624	—	—	—
Direxion Zacks MLP High Income Index Shares	—	—	55,923,869	16,298,578	130,853	—	—	—
Direxion FTSE Russell International Over US ETF	13,240,661	—	—	551,105	73,731	377,729	—	(852,287)
Direxion FTSE Russell US Over International ETF	14,123,970	—	—	11	972,652	850,797	—	(106,659)
Direxion MSCI Cyclicals Over Defensives ETF	—	18,942,686	—	64,503	1,214,473	1,200,629	—	(398,313)
Direxion MSCI Defensives Over Cyclicals ETF	—	13,604,913	—	685,942	202,394	395,835	—	(1,012,382)
Direxion MSCI Developed Over Emerging Markets ETF	14,048,099	—	—	—	931,347	422,445	—	(127,035)
Direxion MSCI Emerging Over Developed Markets ETF	13,282,646	—	—	181,162	561,201	131,558	—	(394,046)
Direxion Russell 1000® Growth Over Value ETF	27,495,542	—	—	13,795	1,274,202	1,362,199	—	(478,976)
Direxion Russell 1000® Value Over Growth ETF	24,779,672	—	—	26,542	936,616	842,157	—	(590,992)
Direxion Russell Large Over Small Cap ETF	15,320,670	—	—	17,968	878,109	1,013,649	—	(125,772)
Direxion Russell Small Over Large Cap ETF	15,068,587	—	—	371,076	769,797	592,034	—	(873,722)
PortfolioPlus Developed Markets ETF	2,192,139	—	—	6	8,197	—	—	(9,666)
PortfolioPlus Emerging Markets ETF	2,109,537	—	—	—	12,477	—	—	(16,487)
PortfolioPlus S&P 500® ETF	24,129,907	—	—	47	60,551	427,411	—	(4,065)
PortfolioPlus S&P® Mid Cap ETF	2,526,848	—	—	2	5,905	20,806	—	—
PortfolioPlus S&P® Small Cap ETF	7,101,097	—	—	61	104,417	—	—	(4,873)
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	19,267,744	69,748,221	100,092	—	(413,996)
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	4,528,798	13,724,850	—	—	(972,018)
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	667,603	2,496,023	—	—	(152,572)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	207,755	1,185,599	—	—	(68,772)
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	880,305	3,125,572	—	—	(327,879)
Direxion Daily CSI 300 China A Share Bull 2X Shares	47,979,097	—	—	64,983,132	58,034,283	9,734,274	—	(73,752)
Direxion Daily CSI China Internet Index Bull 2X Shares	26,177,287	—	—	36,783,437	11,699,925	774,252	—	(361,872)
Direxion Daily High Yield Bear 2X Shares	—	—	—	1,704,212	1,947,960	—	—	(395,128)
Direxion Daily MSCI European Financials Bull 2X Shares	4,370,932	—	—	3,220,967	1,405,172	—	—	(516,995)
Direxion Daily S&P 500® Bull 2X Shares	10,319,844	—	—	22,015	111,187	706,761	—	(5,559)
Direxion Daily Small Cap Bull 2X Shares	3,025,522	—	—	151,220	65,049	198,240	—	—
Direxion Daily Mid Cap Bull 3X Shares	32,737,738	—	—	7,337,364	11,969,235	4,767,106	—	(21,505)
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	2,216,302	1,326,859	—	—	(385,617)
Direxion Daily S&P 500® Bull 3X Shares	728,757,011	—	—	178,650,755	81,874,422	192,340,587	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	280,036,290	223,325,867	—	—	(58,969,343)
Direxion Daily Small Cap Bull 3X Shares	417,913,905	—	—	247,264,946	115,069,848	137,750,077	—	(1,842,789)
Direxion Daily Small Cap Bear 3X Shares	—	—	—	193,231,218	160,661,061	133,108	—	(42,459,065)
Direxion Daily EURO STOXX 50® Bull 3X Shares	1,232,489	—	—	1,327,089	281,839	199,481	—	(36,696)
Direxion Daily FTSE China Bull 3X Shares	165,604,641	—	—	98,187,344	90,798,685	9,448,192	—	(22,313,244)
Direxion Daily FTSE China Bear 3X Shares	—	—	—	52,297,865	36,435,955	4,374,899	—	(507,545)
Direxion Daily FTSE Europe Bull 3X Shares	9,568,884	—	—	13,457,454	3,999,648	3,639,191	—	(117,253)
Direxion Daily Latin America Bull 3X Shares	416,343	—	—	6,604,074	2,656,538	535,002	—	(280,589)
Direxion Daily MSCI Brazil Bull 3X Shares	148,137,963	—	—	139,094,574	70,797,273	83,757,765	—	(349,411)
Direxion Daily MSCI Developed Markets Bull 3X Shares	7,454,416	—	—	6,423,029	1,633,901	1,285,629	—	(53,457)
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	2,414,453	1,328,780	—	—	(113,283)

	Asset Class						Liability Class
			Level 1			Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Master Limited Partnerships	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Daily MSCI Emerging Markets Bull 3X Shares	93,437,485	—	—	82,364,601	34,712,761	4,588,116	—	(8,817,888)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	41,288,905	26,437,037	2,781,430	—	(919,879)
Direxion Daily MSCI India Bull 3X Shares	32,829,621	—	—	28,570,755	11,338,995	—	—	(5,716,251)
Direxion Daily MSCI Japan Bull 3X Shares	4,510,343	—	—	3,187,603	2,529,626	—	—	(270,115)
Direxion Daily MSCI Mexico Bull 3X Shares	8,814,405	—	—	6,482,451	5,290,470	—	—	(2,125,028)
Direxion Daily MSCI South Korea Bull 3X Shares	17,288,955	—	—	21,323,838	5,253,845	—	—	(4,824,349)
Direxion Daily Russia Bull 3X Shares	1,407,779	—	—	63,734,128	18,829,024	23,890,754	—	(744,929)
Direxion Daily Russia Bear 3X Shares	—	—	—	27,479,428	8,596,251	343,853	—	(4,507,425)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	39,195,075	—	9,363,420	8,516,431	12,395,740	—	—
Direxion Daily Communication Services Index Bull 3X Shares	—	4,027,898	—	1,124,552	188,469	668,091	—	(5,403)
Direxion Daily Communication Services Index Bear 3X Shares	—	—	—	1,132,498	443,981	—	—	(50,919)
Direxion Daily Consumer Discretionary Bull 3X Shares	—	3,745,377	—	902,210	395,057	550,361	—	(73,663)
Direxion Daily Consumer Discretionary Bear 3X Shares	—	—	—	514,545	285,112	2,930	—	(17,594)
Direxion Daily Consumer Staples Bull 3X Shares	—	3,334,981	—	678,416	550,244	474,781	—	(11,523)
Direxion Daily Consumer Staples Bear 3X Shares	—	—	—	938,339	135,992	—	—	(123,965)
Direxion Daily Energy Bull 3X Shares	—	143,841,443	—	135,374,911	45,493,526	41,598,987	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	12,229,600	11,949,910	—	—	(1,864,664)
Direxion Daily Financial Bull 3X Shares	—	905,034,153	—	302,830,163	218,079,496	319,389,395	—	(792,699)
Direxion Daily Financial Bear 3X Shares	—	—	—	104,433,512	74,611,727	59,701	—	(14,378,974)
Direxion Daily Gold Miners Index Bull 3X Shares	601,259,083	—	—	655,399,385	213,171,679	484,338,928	—	(26,417,836)
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	272,759,260	155,513,058	6,690,891	—	(91,700,802)
Direxion Daily Healthcare Bull 3X Shares	89,862,764	—	—	33,410,210	18,968,285	8,631,168	—	(1,478,384)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	27,529,344	—	6,764,734	8,882,337	4,764,022	—	—
Direxion Daily Industrials Bull 3X Shares	—	3,172,807	—	1,049,729	836,390	617,103	—	(6,844)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	216,793,275	—	—	482,812,991	273,967,005	253,650,849	—	(14,573,838)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	118,817,954	59,285,613	3,150,599	—	(32,420,143)
Direxion Daily MSCI Real Estate Bull 3X Shares	—	30,904,102	—	11,572,911	3,489,790	—	—	(2,598)
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	12,012,416	6,422,139	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	18,106,146	1,596,139	16,591,257	2,728,207	—	—	(7,197,131)
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	3,403,430	1,197,345	2,307,779	—	(297,744)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	8,327,987	—	3,398,019	1,493,307	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	14,808,995	—	4,154,129	4,288,059	1,927,805	—	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	830,181	476,242	—	—	(77,122)
Direxion Daily Retail Bull 3X Shares	—	9,906,774	—	2,372,027	1,329,249	7,600	—	(6,064)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	8,700,293	—	—	5,845,394	4,753,823	894,250	—	(468,042)
Direxion Daily S&P Biotech Bull 3X Shares	—	342,022,812	—	172,179,348	73,653,572	2,036,153	—	(29,247,777)
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	38,835,950	39,003,081	5,522,148	—	(322,131)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	188,310,947	—	88,329,864	38,619,928	—	—	(53,417,164)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	12,047,803	6,760,042	12,101,498	—	(169,898)
Direxion Daily Semiconductor Bull 3X Shares	—	405,579,596	—	65,988,883	183,926,233	236,209,152	—	(1,595,953)
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	153,980,548	94,022,559	2,599,355	—	(44,993,856)
Direxion Daily Technology Bull 3X Shares	508,087,077	—	—	173,910,710	101,687,364	212,326,084	—	(2,527,121)
Direxion Daily Technology Bear 3X Shares	—	—	—	31,033,326	20,785,183	855,610	—	(6,181,398)
Direxion Daily Transportation Bull 3X Shares	—	758,346	—	1,838,846	1,555,766	398,698	—	—
Direxion Daily Utilities Bull 3X Shares	—	4,806,317	—	1,190,046	1,449,244	249,224	—	(49,029)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	8,789,600	—	—	4,590,693	1,837,202	944,067	—	(1,315)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	8,622,519	5,028,163	—	—	(2,128,541)
Direxion Daily 20+ Year Treasury Bull 3X Shares	114,949,052	—	—	20,476,581	21,929,098	16,609,323	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	117,461,088	76,484,333	—	—	(27,185,144)

For further detail on each asset class, see each Fund’s Schedule of Investments.

*	Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).